Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
May 31, 2025
STX-NPRT1-0725
1.9892983.106
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	30,157	463,212
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)	17,683	10,081
TOTAL AUSTRALIA		473,293
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	146,588	2,764,650
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	322,872	21,571,078
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	180,964	1,742,683
Liberty Global Ltd Class C (b)	276,730	2,734,093

TOTAL BELGIUM		4,476,776
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	3,092	78,568
RenaissanceRe Holdings Ltd	69,346	17,296,279

TOTAL BERMUDA		17,374,847
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)	22,957	21,395
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	134,275	837,876
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	19,887	13,324
TOTAL CONSUMER STAPLES		851,200

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	26,302	338,244
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	33,856	103,599
TuHURA Biosciences Inc rights (b)(c)(d)	54,121	0
		103,599
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)	22,203	22,647
TOTAL HEALTH CARE		126,246

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (c)	259,552	27,330,826
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)	295,111	4,819,163
Hut 8 Corp (United States) (b)(c)	116,034	1,771,839
		6,591,002
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	32,047	41,661
Metals & Mining - 0.0%
McEwen Mining Inc (b)	62,877	504,902
US Goldmining Inc (b)	3,712	33,631
		538,533
TOTAL MATERIALS		580,194

TOTAL CANADA		35,839,107
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	235,894	625,119
Software - 0.0%
Nukkleus Inc (b)	3,797	51,487
TOTAL CHINA		676,606
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)	14,402	11,378
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	1,649	5,062
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	81,534	887,905
Paper & Forest Products - 0.0%
Mercer International Inc	62,275	222,945
TOTAL GERMANY		1,110,850
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	663,722	1,101,779
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	7,319	15,370
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	37,671	661,503
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	11,464	56,173
TOTAL HONG KONG		717,676
IRELAND - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	54,101	248,324
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)(c)	4,189	4,440
TOTAL HEALTH CARE		252,764

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	21,693	960,132
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	880,641	279,004,682
TOTAL IRELAND		280,217,578
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	140,143	2,277,324
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	243	32
Materials - 0.0%
Chemicals - 0.0%
N2OFF Inc (b)	23,852	6,330
TOTAL ISRAEL		2,283,686
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	183,942	4,662,930
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	7,507	24,698
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	21,863	192,176
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	22,023	42,504
TOTAL KOREA (SOUTH)		234,680
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	69,860	1,010,874
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	357,816	68,389,372
TOTAL NETHERLANDS		69,400,246
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	24,636	408,958
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	64,366	316,037
Liberty Latin America Ltd Class C (b)	160,771	803,855
		1,119,892
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	229,913	4,593,662
Ofg Bancorp	64,945	2,671,837
Popular Inc	98,753	10,223,898
		17,489,397
Financial Services - 0.0%
EVERTEC Inc	89,885	3,256,534
TOTAL FINANCIALS		20,745,931

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)	15,613	77,440
TOTAL PUERTO RICO		21,943,263
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	31,627	772,331
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	6,088	31,171
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	75,405	2,424,271
TOTAL SINGAPORE		3,227,773
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	100,662	10,350,067
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	130,398	2,554,497
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	5,851	10,180
TOTAL SWEDEN		12,914,744
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	171,417	1,817,020
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	120,738	4,381,582
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	420,075	67,241,405
TOTAL SWITZERLAND		73,440,007
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	21,167	455,091
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	50,668	11,799,057
TOTAL THAILAND		12,254,148
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Damon Inc (b)	15	0
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	250,662	63,342,287
Soho House & Co Inc Class A (b)(c)	49,509	312,402
		63,654,689
TOTAL CONSUMER DISCRETIONARY		63,654,689

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	598,718	18,650,066
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,555	0
F-star Therapeutics Inc rights (b)(d)	1,555	0
Zura Bio Ltd Class A (b)	49,659	50,156
		50,156
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	12,755	5,085
TOTAL HEALTH CARE		55,241

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	53,845	62
Machinery - 0.0%
Luxfer Holdings PLC	38,105	435,540
TOTAL INDUSTRIALS		435,602

TOTAL UNITED KINGDOM		82,795,598
UNITED STATES - 99.2%
Communication Services - 8.9%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	26,320	699,849
AST SpaceMobile Inc Class A (b)(c)	225,626	5,205,192
AT&T Inc	10,106,943	280,973,016
Atn International Inc	14,337	203,729
Bandwidth Inc Class A (b)	36,118	506,374
Cogent Communications Holdings Inc (c)	59,540	2,721,573
Frontier Communications Parent Inc (b)	311,175	11,273,870
GCI Liberty Inc Class A (b)(d)	87,181	0
Globalstar Inc (b)	71,193	1,314,223
IDT Corp Class B	28,981	1,784,940
Iridium Communications Inc	153,301	3,893,845
Lumen Technologies Inc (b)	1,428,185	5,598,485
NextPlat Corp (b)(c)	22,748	14,900
Shenandoah Telecommunications Co	64,660	813,423
Verizon Communications Inc	5,927,702	260,581,780
		575,585,199
Entertainment - 1.7%
AMC Entertainment Holdings Inc Class A (b)(c)	536,614	1,910,346
Atlanta Braves Holdings Inc Class A (b)(c)	25,053	1,088,553
Atlanta Braves Holdings Inc Class C (b)	41,690	1,693,031
Cinemark Holdings Inc (c)	150,264	5,074,415
Cineverse Corp (b)	19,308	67,578
CuriosityStream Inc Class A	41,709	284,455
Dolphin Entertainment Inc (b)	12,741	13,633
Electronic Arts Inc	333,914	48,010,155
Eventbrite Inc Class A (b)	106,842	252,147
Gaia Inc Class A (b)	23,260	119,324
Gaxos.ai Inc (b)	9,193	13,146
Golden Matrix Group Inc (b)(c)	49,770	92,572
Kartoon Studios Inc (b)	55,470	45,729
Liberty Media Corp-Liberty Formula One Class A (b)	43,690	3,849,963
Liberty Media Corp-Liberty Formula One Class C (b)	303,924	29,337,784
Liberty Media Corp-Liberty Live Class A (b)	18,595	1,336,236
Liberty Media Corp-Liberty Live Class C (b)	74,128	5,407,638
Lionsgate Studios Corp	318,052	2,299,516
Live Nation Entertainment Inc (b)	220,608	30,265,212
LiveOne Inc (b)	124,559	92,049
Madison Square Garden Entertainment Corp Class A (b)	57,767	2,143,733
Madison Square Garden Sports Corp Class A (b)	23,510	4,464,314
Marcus Corp/The	34,678	640,849
Mega Matrix Inc Class A	46,820	44,296
Motorsport Games Inc Class A (b)	2,899	8,958
Moving Image Technologies Inc (b)	9,820	5,736
Netflix Inc (b)	602,235	727,036,159
Playstudios Inc Class A (b)	151,561	203,092
Playtika Holding Corp	74,367	352,500
PodcastOne Inc (b)	10,156	19,906
Reading International Inc Class A (b)	21,609	29,388
Reading International Inc Class B (b)	1,494	15,239
Reservoir Media Inc (b)	48,607	379,135
ROBLOX Corp Class A (b)	765,770	66,606,675
Roku Inc Class A (b)	181,186	13,128,738
Skillz Inc Class A (b)	17,617	110,811
Snail Inc Class A (b)	5,107	4,545
Sphere Entertainment Co Class A (b)(c)	38,144	1,438,029
Starz Entertainment Corp	17,907	375,331
Take-Two Interactive Software Inc (b)	238,520	53,972,306
TKO Group Holdings Inc Class A	93,751	14,794,845
TruGolf Holdings Inc Class A (b)(c)	20,156	4,738
Vivid Seats Inc Class A (b)(c)	133,380	208,073
Walt Disney Co/The	2,545,199	287,709,295
Warner Bros Discovery Inc (b)	3,142,363	31,329,359
Warner Music Group Corp Class A	204,057	5,370,780
		1,341,650,312
Interactive Media & Services - 5.8%
Alphabet Inc Class A	8,212,669	1,410,443,774
Alphabet Inc Class C	6,655,488	1,150,401,101
Angi Inc Class A (b)	61,783	966,904
Arena Group Holdings Inc/The (b)	37,635	160,701
Bumble Inc Class A (b)	114,229	641,967
BuzzFeed Inc Class A (b)	28,918	62,174
Cargurus Inc Class A (b)	123,752	3,878,388
Cars.com Inc (b)	84,290	863,973
DHI Group Inc (b)	52,960	113,864
EverQuote Inc Class A (b)	37,661	868,086
fuboTV Inc (b)	477,464	1,747,518
Getty Images Holdings Inc Class A (b)(c)	72,477	129,009
Giftify Inc (b)	22,806	39,226
HWH International Inc Class A (b)	3,129	3,754
IAC Inc Class A (b)	99,481	3,577,337
Intelligent Protection Management Corp (b)	8,477	18,056
IZEA Worldwide Inc (b)	17,334	49,922
Match Group Inc	353,326	10,578,580
MediaAlpha Inc Class A (b)	46,048	469,690
Meta Platforms Inc Class A	3,083,172	1,996,323,038
Nextdoor Holdings Inc Class A (b)	280,052	428,480
Onfolio Holdings Inc (b)	4,101	3,896
Outbrain Inc (b)	50,026	129,067
Pinterest Inc Class A (b)	837,809	26,064,238
PSQ Holdings Inc Class A (b)(c)	43,049	92,555
QuinStreet Inc (b)	79,778	1,218,210
Reddit Inc Class A (b)	150,219	16,877,105
Rumble Inc Class A (b)(c)	167,959	1,513,311
Shutterstock Inc	34,504	636,599
Snap Inc Class A (b)	1,522,644	12,561,813
Society Pass Inc (b)(c)	4,626	6,060
Super League Enterprise Inc (b)	12,897	2,514
System1 Inc Class A (b)	26,820	9,505
Travelzoo (b)	10,065	139,300
TripAdvisor Inc Class A	155,018	2,207,456
TrueCar Inc (b)	111,451	161,604
Trump Media & Technology Group Corp (b)(c)	130,172	2,776,569
Vimeo Inc Class A (b)	221,609	966,215
Yelp Inc Class A (b)	92,786	3,541,642
Zedge Inc Class B (b)	16,180	38,185
Ziff Davis Inc (b)	60,227	1,953,764
ZipRecruiter Inc Class A (b)	105,387	629,160
ZoomInfo Technologies Inc (b)	381,850	3,646,668
		4,656,940,978
Media - 0.6%
Advantage Solutions Inc Class A (b)	75,691	90,072
Altice USA Inc Class A (b)	350,086	808,699
AMC Networks Inc Class A (b)	45,939	303,657
Asset Entities Inc Class A (b)(c)	6,028	42,256
Beasley Broadcast Group Inc Class A (b)	722	3,206
Boston Omaha Corp (b)	29,322	431,033
Cable One Inc (c)	6,501	951,291
Cardlytics Inc (b)(c)	71,729	129,829
Charter Communications Inc Class A (b)	135,880	53,845,168
Clear Channel Outdoor Holdings Inc (b)	452,852	484,552
Comcast Corp Class A	5,310,320	183,577,762
comScore Inc (b)	5,074	23,290
Creative Realities Inc (b)	11,558	36,177
DallasNews Corp Class A (b)	6,808	29,070
Direct Digital Holdings Inc Class A (b)	8,254	4,314
EchoStar Corp Class A (b)	169,940	3,013,036
Emerald Holding Inc (c)	27,748	127,086
Entravision Communications Corp Class A	93,706	193,971
EW Scripps Co/The Class A (b)	86,582	192,212
Fluent Inc (b)	9,465	17,037
Fox Corp Class A	313,939	17,247,809
Fox Corp Class B	177,714	8,935,460
Gannett Co Inc (b)	168,844	597,708
Gray Media Inc	116,958	464,323
Gray Media Inc Class A (c)	2,395	21,028
Harte Hanks Inc (b)	6,787	31,695
Ibotta Inc Class A (b)(c)	9,314	465,607
iHeartMedia Inc Class A (b)	161,739	211,878
Integral Ad Science Holding Corp (b)	103,294	840,813
Interpublic Group of Cos Inc/The	524,622	12,569,943
John Wiley & Sons Inc Class A	57,345	2,243,337
John Wiley & Sons Inc Class B	1,745	68,997
Lee Enterprises Inc (b)	6,142	37,773
Lendway Inc (b)	1,599	8,459
Liberty Broadband Corp Class A (b)	20,040	1,861,716
Liberty Broadband Corp Class C (b)	160,850	15,087,730
LQR House Inc (b)(c)	1,264	1,618
Magnite Inc (b)	176,293	2,884,153
Marchex Inc Class B (b)	42,874	68,598
Mediaco Holding Inc Class A (b)	4,485	5,561
National CineMedia Inc	134,673	733,968
New York Times Co/The Class A	229,663	13,118,351
News Corp Class A	547,003	15,447,365
News Corp Class B (c)	142,970	4,677,978
Nexstar Media Group Inc	41,043	6,994,548
Omnicom Group Inc	276,612	20,314,385
Paramount Global Class A (c)	88,043	1,994,174
Paramount Global Class B (c)	712,802	8,624,904
PubMatic Inc Class A (b)	55,792	652,766
Saga Communications Inc Class A	7,310	89,548
Scholastic Corp (c)	35,396	611,289
Sinclair Inc Class A (c)	54,393	763,134
Sirius XM Holdings Inc (c)	310,039	6,721,646
SPAR Group Inc (b)	20,193	20,900
Stagwell Inc Class A (b)	145,433	648,631
Stran & Co Inc (b)	13,640	15,413
TechTarget Inc/old	38,630	312,517
TEGNA Inc	227,083	3,796,828
Thryv Holdings Inc (b)	56,756	754,855
Townsquare Media Inc Class A	15,305	105,605
Trade Desk Inc (The) Class A (b)	633,035	47,616,893
Urban One Inc Class A (b)	8,053	13,851
Urban One Inc Class D (b)	21,939	15,357
WideOpenWest Inc (b)	66,444	279,729
		442,282,559
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	83,228	883,049
Kore Group Holdings Inc (b)	10,553	26,382
NII Holdings Inc (b)(c)(d)	62,298	0
Spok Holdings Inc	28,847	467,321
SurgePays Inc (b)	19,614	53,939
T-Mobile US Inc	675,136	163,517,939
Telephone and Data Systems Inc	137,264	4,716,391
United States Cellular Corp (b)	19,827	1,228,679
		170,893,700
TOTAL COMMUNICATION SERVICES		7,187,352,748

Consumer Discretionary - 10.6%
Automobile Components - 0.1%
Adient PLC (b)	117,998	1,839,589
American Axle & Manufacturing Holdings Inc (b)	165,313	725,724
BorgWarner Inc	307,526	10,176,036
Cooper-Standard Holdings Inc (b)	24,339	560,771
Dana Inc	181,660	3,021,006
Dorman Products Inc (b)	38,244	4,945,332
Fox Factory Holding Corp (b)	58,596	1,502,987
Gentex Corp	320,474	6,912,624
Gentherm Inc (b)	43,590	1,192,840
Goodyear Tire & Rubber Co/The (b)	401,128	4,576,870
Holley Inc Class A (b)	79,822	154,855
LCI Industries	35,923	3,130,330
Lear Corp	75,572	6,833,220
Luminar Technologies Inc Class A (b)(c)	37,795	135,684
Modine Manufacturing Co (b)	73,989	6,718,201
Motorcar Parts of America Inc (b)	27,784	309,514
Patrick Industries Inc	47,254	4,057,228
Phinia Inc (c)	57,550	2,497,670
QuantumScape Corp Class A (b)(c)	534,360	2,137,440
Solid Power Inc (b)(c)	204,504	319,026
Standard Motor Products Inc	28,777	871,943
Stoneridge Inc (b)	37,415	187,823
Strattec Security Corp (b)	5,460	305,651
Superior Industries International Inc (b)	29,395	15,068
Sypris Solutions Inc (b)	19,405	38,228
Visteon Corp (b)	38,909	3,284,892
Worksport Ltd (b)(c)	4,400	12,496
XPEL Inc (b)(e)	31,981	1,150,357
		67,613,405
Automobiles - 1.9%
AYRO Inc (b)(c)	7,164	2,802
Cenntro Inc (b)	28,734	24,568
ECD Automotive Design Inc (b)(c)	4,588	1,561
Envirotech Vehicles Inc (b)	20,314	3,862
Faraday Future Intelligent Electric Inc Class A (b)(c)	93,409	107,420
Ford Motor Co	5,480,361	56,886,147
General Motors Co	1,400,803	69,493,837
Harley-Davidson Inc	161,467	3,909,116
Lucid Group Inc Class A (b)(c)	1,653,220	3,686,681
Rivian Automotive Inc Class A (b)(c)	1,026,417	14,913,839
Tesla Inc (b)	3,939,852	1,365,001,124
Thor Industries Inc (c)	74,967	6,086,571
Volcon Inc (b)(c)	7,376	4,184
Winnebago Industries Inc	40,142	1,362,018
Workhorse Group Inc (b)(c)	5,932	5,309
		1,521,489,039
Broadline Retail - 3.5%
1stdibs.Com Inc (b)	43,041	108,033
Amazon.com Inc (b)	13,279,419	2,722,413,689
ContextLogic Inc Class A (b)	35,837	293,863
Dillard's Inc Class A (c)	4,201	1,663,680
eBay Inc (c)	674,533	49,355,580
Etsy Inc (b)	158,294	8,761,573
Groupon Inc (b)(c)	34,105	993,479
Kohl's Corp (c)	157,337	1,279,150
Macy's Inc	391,727	4,657,634
Ollie's Bargain Outlet Holdings Inc (b)	86,307	9,618,915
QVC Group Inc Class A (b)	4,751	19,479
Savers Value Village Inc (b)(c)	38,379	384,558
		2,799,549,633
Distributors - 0.1%
A-Mark Precious Metals Inc	25,175	496,703
AMCON Distributing Co	256	28,157
Cheetah Net Supply Chain Service Inc Class A (b)	2,533	3,469
Educational Development Corp (b)	6,973	9,483
Genuine Parts Co	195,778	24,769,833
Kaival Brands Innovations Group Inc (b)	6,457	3,558
LKQ Corp	366,127	14,817,160
Pool Corp (c)	53,562	16,100,202
Weyco Group Inc	10,096	316,611
		56,545,176
Diversified Consumer Services - 0.2%
ADT Inc	567,972	4,725,527
Adtalem Global Education Inc (b)	52,454	6,925,502
Allurion Technologies Inc (b)(c)	6,184	16,449
American Public Education Inc (b)	24,900	733,305
Amesite Inc (b)(c)	4,846	13,278
Beachbody Co Inc/The Class A (b)	4,377	16,144
Bright Horizons Family Solutions Inc (b)	81,886	10,579,671
Carriage Services Inc	17,921	779,564
Chegg Inc (b)	149,985	152,985
Coursera Inc (b)	174,163	1,541,343
Duolingo Inc Class A (b)	53,347	27,719,635
European Wax Center Inc Class A (b)	46,286	235,596
Frontdoor Inc (b)	106,716	5,870,447
Graham Holdings Co Class B	4,752	4,535,356
Grand Canyon Education Inc (b)	40,426	7,998,082
H&R Block Inc	188,420	10,730,519
KinderCare Learning Cos Inc (b)	34,794	426,922
Laureate Education Inc (b)	189,057	4,253,783
Legacy Education Inc	4,109	37,145
Lincoln Educational Services Corp (b)	41,115	978,537
Matthews International Corp Class A	43,911	941,891
Mister Car Wash Inc (b)	131,351	929,965
Nerdy Inc Class A (b)(c)	115,553	197,596
Perdoceo Education Corp	87,196	2,968,152
Regis Corp (b)	3,311	72,047
Service Corp International/US	202,979	15,832,362
Strategic Education Inc	34,373	3,135,849
Stride Inc (b)	60,173	9,109,590
Udemy Inc (b)	125,431	918,155
Universal Technical Institute Inc (b)	61,275	2,177,101
Wag! Group Co (b)(c)	24,191	3,717
XWELL Inc (b)	7,323	6,664
		124,562,879
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)	77,236	866,588
Airbnb Inc Class A (b)	609,444	78,618,276
Allied Gaming & Entertainment Inc (b)	28,541	85,908
Aramark	373,325	15,119,663
Ark Restaurants Corp	2,963	31,467
Aureus Greenway Holdings Inc	4,674	2,792
Bally's Corp	10,353	103,841
Biglari Holdings Inc Class A (b)	143	172,030
Biglari Holdings Inc Class B (b)	670	165,584
BJ's Restaurants Inc (b)	32,151	1,434,256
Bloomin' Brands Inc	107,026	816,608
Booking Holdings Inc	46,596	257,160,063
Boyd Gaming Corp	93,274	6,992,752
Brinker International Inc (b)	62,506	10,790,411
BT Brands Inc (b)	1,861	2,382
Caesars Entertainment Inc (b)	298,847	8,033,007
Canterbury Park Holding Corp	3,366	59,780
Carnival Corp (b)	1,475,057	34,250,824
Cava Group Inc (b)	114,492	9,304,765
Century Casinos Inc (b)	37,269	73,793
Cheesecake Factory Inc/The (c)	66,155	3,649,771
Chipotle Mexican Grill Inc (b)	1,908,211	95,563,207
Choice Hotels International Inc (c)	31,438	3,982,566
Churchill Downs Inc	103,481	9,879,331
Cracker Barrel Old Country Store Inc (c)	31,371	1,801,950
Darden Restaurants Inc	164,949	35,333,725
Dave & Buster's Entertainment Inc (b)(c)	43,414	953,371
Denny's Corp (b)(c)	73,128	279,349
Dine Brands Global Inc	21,809	524,725
Domino's Pizza Inc	48,597	23,026,231
DoorDash Inc Class A (b)	477,634	99,658,334
DraftKings Inc Class A (b)	689,785	24,749,486
Dutch Bros Inc Class A (b)	163,654	11,815,819
El Pollo Loco Holdings Inc (b)	33,318	349,839
Empire Resorts Inc (b)(d)	2,596	0
Everi Holdings Inc (b)	120,756	1,703,867
Expedia Group Inc Class A	173,617	28,950,635
FAT Brands Inc Class A	829	1,815
FAT Brands Inc Class B	8,474	21,609
First Watch Restaurant Group Inc (b)	57,221	883,492
Flanigan's Enterprises Inc	949	25,966
Full House Resorts Inc (b)	45,974	146,197
GEN Restaurant Group Inc Class A (b)	6,248	20,618
Global Business Travel Group I Class A (b)	118,983	743,644
Golden Entertainment Inc	29,061	829,110
Good Times Restaurants Inc (b)	11,578	18,641
Hall of Fame Resort & Entertainment Co (b)(c)	4,967	4,301
High Roller Technologies Inc (b)(c)	1,793	7,817
Hilton Grand Vacations Inc (b)	87,371	3,334,951
Hilton Worldwide Holdings Inc	338,672	84,139,672
Hyatt Hotels Corp Class A (c)	60,025	7,925,101
Inspirato Inc Class A (b)(c)	6,871	25,010
Inspired Entertainment Inc (b)	34,053	266,294
Jack in the Box Inc (c)	26,714	506,631
Krispy Kreme Inc (c)	120,056	346,962
Kura Sushi USA Inc Class A (b)	8,266	546,052
Las Vegas Sands Corp	483,915	19,917,941
Life Time Group Holdings Inc (b)	134,041	3,833,573
Light & Wonder Inc Class A (b)	124,323	11,203,989
Lindblad Expeditions Holdings Inc (b)	52,360	549,780
Lottery.com Inc (b)(c)	10,694	15,934
Lucky Strike Entertainment Corp Class A (c)	36,307	313,329
Marriott International Inc/MD Class A1	322,154	84,993,890
Marriott Vacations Worldwide Corp	45,352	2,986,883
McDonald's Corp	1,008,916	316,648,288
MGM Resorts International (b)	314,577	9,956,362
Monarch Casino & Resort Inc	18,028	1,509,665
Nathan's Famous Inc	3,953	422,892
Noodles & Co Class A (b)	44,799	34,822
Norwegian Cruise Line Holdings Ltd (b)	618,668	10,919,490
ONE Group Hospitality Inc/The (b)	33,803	116,282
Papa John's International Inc (c)	46,012	2,082,043
Penn Entertainment Inc (b)	210,599	3,123,183
Planet Fitness Inc Class A (b)	118,487	12,184,018
Playa Hotels & Resorts NV (b)	135,526	1,824,180
PlayAGS Inc (b)	55,454	677,648
Portillo's Inc Class A (b)	81,322	975,864
Potbelly Corp (b)	35,870	382,733
Rave Restaurant Group Inc (b)	16,394	45,247
Rci Hospitality Holdings Inc	11,473	461,559
Red Robin Gourmet Burgers Inc (b)	24,101	122,915
Red Rock Resorts Inc Class A	69,791	3,354,853
Royal Caribbean Cruises Ltd	348,598	89,579,228
Rush Street Interactive Inc Class A (b)	117,719	1,493,854
Sabre Corp (b)	543,306	1,369,131
Serve Robotics Inc (b)(c)	37,983	444,401
Shake Shack Inc Class A (b)	56,340	7,312,369
Sharplink Gaming Inc (b)(c)	740	56,758
Six Flags Entertainment Corp	131,305	4,406,596
Sonder Holdings Inc (b)(c)	14,674	25,973
Starbucks Corp	1,599,216	134,254,184
Sweetgreen Inc Class A (b)	145,626	1,954,301
Target Hospitality Corp (b)	47,864	349,886
Texas Roadhouse Inc	93,925	18,335,099
Travel + Leisure Co	96,544	4,689,142
Twin Hospitality Group Inc Class A (c)	2,603	11,427
United Parks & Resorts Inc (b)(c)	40,217	1,801,319
Vail Resorts Inc	52,764	8,451,210
Wendy's Co/The (c)	242,206	2,761,148
Wingstop Inc	41,119	14,050,362
Wyndham Hotels & Resorts Inc	109,404	9,056,463
Wynn Resorts Ltd (c)	126,064	11,413,835
Xponential Fitness Inc Class A (b)	33,779	304,349
Yoshiharu Global Co Class A (b)	895	12,038
Yum! Brands Inc	392,829	56,543,806
		1,723,435,121
Household Durables - 0.4%
Algorhythm Holdings Inc (b)(c)	3,698	9,282
Aterian Inc (b)(c)	8,030	12,286
Bassett Furniture Industries Inc	10,469	174,518
Beazer Homes USA Inc (b)	40,620	833,522
Cavco Industries Inc (b)	11,281	4,891,385
Century Communities Inc	38,567	2,000,470
Champion Homes Inc (b)	74,194	4,852,288
Cricut Inc Class A	69,539	421,406
DR Horton Inc	399,354	47,147,733
Dream Finders Homes Inc Class A (b)(c)	38,912	811,704
Emerson Radio Corp (b)	6,994	2,903
Ethan Allen Interiors Inc	31,899	833,521
Flexsteel Industries Inc	5,161	156,740
Garmin Ltd	216,281	43,898,555
Gopro Inc Class A (b)	174,486	115,684
Green Brick Partners Inc (b)	43,237	2,527,203
Hamilton Beach Brands Holding Co Class A (c)	8,343	152,427
Helen of Troy Ltd (b)	32,268	867,687
Hooker Furnishings Corp (c)	15,377	151,002
Hovnanian Enterprises Inc Class A (b)	6,536	590,070
Installed Building Products Inc (c)	32,678	5,211,487
iRobot Corp (b)(c)	43,041	132,136
KB Home	97,856	5,047,412
Koss Corp (b)	7,407	43,109
La-Z-Boy Inc	58,538	2,452,157
Landsea Homes Corp Class A (b)	25,144	283,373
Legacy Housing Corp (b)	14,791	329,691
Leggett & Platt Inc	188,993	1,712,277
Lennar Corp Class A	322,985	34,262,249
Lennar Corp Class B	21,671	2,195,272
LGI Homes Inc (b)	29,218	1,463,822
Lifetime Brands Inc	17,556	58,461
Live Ventures Inc (b)	1,483	32,137
Lovesac Co/The (b)	20,553	393,384
M/I Homes Inc (b)	38,365	4,090,093
Meritage Homes Corp	102,000	6,488,220
Mohawk Industries Inc (b)	73,646	7,409,524
Newell Brands Inc	586,046	3,106,044
Nova Lifestyle Inc (b)	6,357	6,611
NVR Inc (b)	4,210	29,958,065
PulteGroup Inc	285,095	27,947,863
Purple Innovation Inc Class A (b)	76,384	60,847
Smith Douglas Homes Corp Class A (b)(c)	12,064	226,562
Somnigroup International Inc	289,509	18,835,456
Sonos Inc (b)	167,573	1,722,650
Star Equity Holdings Inc (b)	2,548	6,064
Taylor Morrison Home Corp (b)	145,672	8,198,420
Toll Brothers Inc	140,545	14,651,816
TopBuild Corp (b)	41,244	11,667,515
Traeger Inc (b)	87,440	120,667
Tri Pointe Homes Inc (b)	131,972	3,890,535
United Homes Group Inc Class A (b)	17,172	51,859
Universal Electronics Inc (b)	14,280	94,391
Whirlpool Corp (c)	78,040	6,094,144
Yunhong Green CTI Ltd (b)	18,674	15,352
		308,710,051
Leisure Products - 0.0%
Acushnet Holdings Corp (c)	38,537	2,629,765
American Outdoor Brands Inc (b)	17,964	208,023
Brunswick Corp/DE	92,859	4,700,523
Clarus Corp (c)	40,703	129,436
Escalade Inc	11,136	165,258
Funko Inc Class A (b)	51,336	215,098
Hasbro Inc	184,586	12,313,732
Interactive Strength Inc (b)	2,144	1,755
JAKKS Pacific Inc (c)	12,417	249,954
Johnson Outdoors Inc Class A (c)	7,801	212,109
Latham Group Inc (b)	55,425	313,151
Malibu Boats Inc Class A (b)	27,762	836,747
Marine Products Corp (c)	16,609	138,021
MasterCraft Boat Holdings Inc (b)	18,044	306,928
Mattel Inc (b)	474,009	8,977,730
Outdoor Holding Co (b)	123,899	179,654
Peloton Interactive Inc Class A (b)	525,950	3,734,245
Polaris Inc (c)	73,963	2,900,829
Smith & Wesson Brands Inc	62,082	591,021
SRM Entertainment Inc (b)	12,618	7,255
Sturm Ruger & Co Inc	23,223	840,673
Topgolf Callaway Brands Corp (b)(c)	199,028	1,261,838
Twin Vee PowerCats Co (b)(c)	1,827	4,110
YETI Holdings Inc (b)	119,241	3,644,005
		44,561,860
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	36,538	179,767
Abercrombie & Fitch Co Class A (b)	70,946	5,568,552
Academy Sports & Outdoors Inc	97,691	3,996,539
Advance Auto Parts Inc (c)	83,549	4,004,504
aka Brands Holding Corp (b)	874	10,873
America's Car-Mart Inc/TX (b)	10,939	544,325
American Eagle Outfitters Inc	246,672	2,703,525
Arhaus Inc Class A (b)	75,583	678,735
Arko Corp (c)	100,424	429,815
Asbury Automotive Group Inc (b)	27,562	6,281,655
AutoNation Inc (b)	36,206	6,656,473
AutoZone Inc (b)	23,624	88,189,337
BARK Inc (b)	175,023	225,780
Barnes & Noble Education Inc (b)	24,263	291,884
Bath & Body Works Inc	304,840	8,572,101
Best Buy Co Inc	273,969	18,158,665
Beyond Inc (b)	57,123	366,158
Big 5 Sporting Goods Corp	30,147	36,176
Boot Barn Holdings Inc (b)	43,070	6,904,552
Brilliant Earth Group Inc Class A (b)	19,088	26,341
Buckle Inc/The	42,379	1,805,769
Build-A-Bear Workshop Inc (c)	16,927	863,954
Burlington Stores Inc (b)	88,392	20,177,242
Caleres Inc	47,690	641,431
Camping World Holdings Inc Class A	84,456	1,373,255
CarMax Inc (b)	216,392	13,948,628
Carparts Com Inc (b)	77,799	68,300
Carvana Co Class A (b)	166,439	54,452,183
Cato Corp/The Class A	23,134	59,223
Chewy Inc Class A (b)	233,175	10,551,169
Children's Place Inc/The (b)(c)	18,021	109,568
Citi Trends Inc (b)	10,919	289,135
Designer Brands Inc Class A (c)	48,708	172,913
Destination XL Group Inc (b)	70,385	79,535
Dick's Sporting Goods Inc	81,511	14,618,183
Duluth Holdings Inc Class B (b)	18,633	34,657
Envela Corp (b)	9,067	52,589
EVgo Inc Class A (b)	142,936	564,597
Five Below Inc (b)	77,441	9,027,297
Floor & Decor Holdings Inc Class A (b)	150,939	10,820,817
Foot Locker Inc (b)	116,124	2,759,106
GameStop Corp Class A (b)(c)	572,459	17,059,278
Gap Inc/The	313,262	6,988,875
Genesco Inc (b)	14,526	315,650
Group 1 Automotive Inc	18,270	7,745,018
Grove Collaborative Holdings Class A (b)	26,969	37,217
GrowGeneration Corp (b)	82,533	89,136
Guess? Inc (c)	39,309	411,958
Haverty Furniture Cos Inc (c)	19,991	419,011
Home Depot Inc/The	1,398,511	515,057,616
J Jill Inc	10,403	166,448
Kirklands Inc (b)(c)	16,430	17,580
Lands' End Inc (b)	17,121	144,159
Lazydays Holdings Inc (b)(c)	162,268	44,786
Leslie's Inc (b)	264,351	199,241
Lithia Motors Inc Class A	37,491	11,881,273
Lowe's Cos Inc	794,902	179,433,228
Lulu's Fashion Lounge Holdings Inc (b)	22,379	9,174
MarineMax Inc (b)	28,163	597,056
Monro Inc	42,781	655,833
Murphy USA Inc	25,641	10,943,322
National Vision Holdings Inc (b)	110,916	2,197,246
Nxu Inc Class A (b)	1	0
O'Reilly Automotive Inc (b)	80,925	110,664,938
ODP Corp/The (b)	42,657	701,708
OneWater Marine Inc Class A (b)(c)	19,506	288,104
Penske Automotive Group Inc	26,381	4,331,233
Petco Health & Wellness Co Inc Class A (b)	123,698	453,972
PetMed Express Inc (b)	30,250	111,925
RealReal Inc/The (b)	131,293	741,805
Rent the Runway Inc Class A (b)(c)	3,342	18,047
Restoration Hardware Inc (b)	21,185	3,836,815
Revolve Group Inc Class A (b)	53,856	1,109,434
Ross Stores Inc	464,476	65,068,443
RumbleON Inc Class B (b)	34,124	53,916
Sally Beauty Holdings Inc (b)	143,973	1,254,005
Shoe Carnival Inc (c)	25,352	487,265
Signet Jewelers Ltd	61,255	4,077,745
Sleep Number Corp (b)(c)	31,439	338,284
Sonic Automotive Inc Class A	20,654	1,444,334
Sportsman's Warehouse Holdings Inc (b)	54,858	103,682
Stitch Fix Inc Class A (b)	147,343	651,256
Tandy Leather Factory Inc	5,702	17,733
ThredUp Inc Class A (b)	120,651	868,687
Tile Shop Holdings Inc (b)	31,476	200,502
Tilly's Inc Class A (b)(c)	31,951	45,690
TJX Cos Inc/The	1,582,639	200,836,889
Torrid Holdings Inc (b)(c)	16,572	85,512
Tractor Supply Co (c)	752,082	36,400,769
Ulta Beauty Inc (b)	65,274	30,774,080
Upbound Group Inc	72,566	1,664,664
Urban Outfitters Inc (b)	79,240	5,538,876
Valvoline Inc (b)	178,827	6,185,626
Victoria's Secret & Co (b)	110,697	2,347,883
Warby Parker Inc Class A (b)	125,892	2,665,134
Wayfair Inc Class A (b)(c)	140,146	5,779,621
Williams-Sonoma Inc	173,302	28,033,332
Winmark Corp	4,101	1,742,187
Xcel Brands Inc (b)	4,714	11,078
Zumiez Inc (b)	22,053	275,442
		1,569,919,029
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds Inc Class A (b)(c)	8,001	56,407
Capri Holdings Ltd (b)	165,728	3,002,991
Carter's Inc (c)	50,970	1,598,929
Columbia Sportswear Co (c)	45,137	2,878,838
Crocs Inc (b)	78,894	8,047,188
Crown Crafts Inc	12,981	42,058
Culp Inc (b)	15,065	64,026
Deckers Outdoor Corp (b)	213,654	22,544,770
Figs Inc Class A (b)	182,155	792,374
Fossil Group Inc (b)	69,997	103,596
G-III Apparel Group Ltd (b)	54,476	1,582,528
Hanesbrands Inc (b)	495,887	2,454,641
Kontoor Brands Inc	69,889	4,794,385
Lakeland Industries Inc	12,663	241,357
Levi Strauss & Co Class A	138,544	2,403,738
Lululemon Athletica Inc (b)	157,732	49,948,993
Movado Group Inc	22,451	363,706
NIKE Inc Class B	1,663,026	100,762,746
Oxford Industries Inc	20,853	1,119,389
PLBY Group Inc (b)	99,802	157,687
PVH Corp	78,289	6,558,270
Ralph Lauren Corp Class A	56,104	15,530,148
Rocky Brands Inc	10,500	238,875
Skechers USA Inc Class A (b)	185,135	11,485,775
Steven Madden Ltd	101,803	2,509,444
Superior Group of Cos Inc	15,954	157,306
Tapestry Inc	291,293	22,881,066
Under Armour Inc Class A (b)	204,242	1,370,463
Under Armour Inc Class C (b)	247,345	1,558,274
Unifi Inc (b)	22,002	110,450
Vera Bradley Inc (b)	30,822	62,260
VF Corp	466,050	5,806,983
Vince Holding Corp (b)(c)	6,233	8,976
Wolverine World Wide Inc	112,830	1,924,880
		273,163,517
TOTAL CONSUMER DISCRETIONARY		8,489,549,710

Consumer Staples - 5.6%
Beverages - 1.1%
Amaze Holdings Inc (b)(c)	20,907	7,499
Beeline Holdings Inc (b)(c)	2,044	1,990
Boston Beer Co Inc/The Class A (b)	12,122	2,786,242
Brown-Forman Corp Class A	91,774	3,049,650
Brown-Forman Corp Class B (c)	241,194	8,041,408
Celsius Holdings Inc (b)	221,715	8,398,564
Coca-Cola Co/The	5,450,954	393,013,783
Coca-Cola Consolidated Inc	82,984	9,514,116
Constellation Brands Inc Class A	218,745	39,000,046
Heritage Distilling Holding Co Inc	6,544	3,665
Keurig Dr Pepper Inc	1,911,870	64,372,663
MGP Ingredients Inc	19,849	583,958
Molson Coors Beverage Co Class B	242,451	12,992,949
Monster Beverage Corp (b)	985,642	63,031,806
National Beverage Corp	33,272	1,504,893
PepsiCo Inc	1,930,976	253,826,795
Primo Brands Corp Class A	357,178	11,811,876
Splash Beverage Group Inc (b)	1,408	5,336
Vita Coco Co Inc/The (b)	55,119	1,961,685
Willamette Valley Vineyards Inc (b)	4,984	29,007
Zevia PBC Class A (b)	75,375	205,020
		874,142,951
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A	571,153	12,696,731
Andersons Inc/The	45,404	1,612,296
BJ's Wholesale Club Holdings Inc (b)	185,947	21,051,060
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Casey's General Stores Inc	52,251	22,873,398
Chefs' Warehouse Inc/The (b)	49,456	3,154,304
Costco Wholesale Corp	624,956	650,066,732
Dollar General Corp	309,690	30,117,353
Dollar Tree Inc (b)	284,582	25,686,371
Grocery Outlet Holding Corp (b)	136,930	1,859,509
Guardian Pharmacy Services Inc Class A (b)	23,790	503,634
HF Foods Group Inc (b)	55,507	211,482
Ingles Markets Inc Class A	20,516	1,278,147
Kroger Co/The	937,315	63,953,002
Maison Solutions Inc (b)	4,188	3,777
Mangoceuticals Inc (b)	2,764	6,026
Maplebear Inc (b)	227,836	10,405,270
Natural Grocers by Vitamin Cottage Inc	14,901	727,616
Performance Food Group Co (b)	219,798	19,685,109
PriceSmart Inc	34,980	3,777,140
Reborn Coffee Inc (b)	2,905	7,640
SpartanNash Co	47,780	929,799
Sprouts Farmers Market Inc (b)	140,727	24,326,069
Sysco Corp	688,803	50,282,619
Target Corp	645,158	60,651,304
United Natural Foods Inc (b)	84,376	2,579,374
US Foods Holding Corp (b)	324,167	25,648,093
Village Super Market Inc Class A	9,225	355,901
Walgreens Boots Alliance Inc	1,009,960	11,362,050
Walmart Inc	6,107,527	602,935,065
Weis Markets Inc	23,145	1,754,391
		1,650,501,262
Food Products - 0.6%
Alico Inc (c)	7,389	238,295
Arcadia Biosciences Inc (b)	1,716	8,185
Archer-Daniels-Midland Co	673,856	32,527,029
B&G Foods Inc (c)	113,470	477,709
Barfresh Food Group Inc (b)	12,150	30,375
Beyond Meat Inc (b)(c)	106,367	311,655
BranchOut Food Inc (b)	6,898	12,209
BRC Inc Class A (b)(c)	63,824	114,245
Bridgford Foods Corp (b)	2,093	16,242
Bunge Global SA	187,939	14,687,433
Cal-Maine Foods Inc	60,845	5,836,861
Calavo Growers Inc	23,686	652,549
CIMG Inc (b)(c)	8,019	3,836
Coffee Holding Co Inc (b)	7,048	28,685
Conagra Brands Inc	672,728	15,398,744
Darling Ingredients Inc (b)	223,881	6,976,132
Edible Garden AG Inc (b)(c)	1,307	4,535
Farmer Bros Co (b)	30,412	46,530
Flowers Foods Inc	277,011	4,681,486
Fresh Del Monte Produce Inc	47,580	1,680,526
Freshpet Inc (b)	68,319	5,476,451
General Mills Inc	776,583	42,137,395
Hain Celestial Group Inc (b)	127,890	239,154
Hershey Co/The	208,041	33,430,109
Hormel Foods Corp	410,146	12,583,279
Ingredion Inc	90,760	12,626,531
J & J Snack Foods Corp	22,055	2,540,074
JM Smucker Co	149,773	16,865,938
John B Sanfilippo & Son Inc	12,768	793,404
Kellanova	378,311	31,259,838
Kraft Heinz Co/The	1,229,462	32,863,520
Laird Superfood Inc (b)	11,655	74,942
Lamb Weston Holdings Inc	200,827	11,202,130
Lancaster Colony Corp	27,209	4,554,787
Lifeway Foods Inc (b)	7,282	164,537
Limoneira Co	21,872	345,359
Local Bounti Corp (b)	5,423	11,415
Mama's Creations Inc (b)	48,136	400,010
McCormick & Co Inc/MD	355,439	25,851,078
Mission Produce Inc (b)	61,424	686,720
Mondelez International Inc	1,821,230	122,914,814
Pilgrim's Pride Corp	56,800	2,792,288
Post Holdings Inc (b)	64,210	7,100,984
Rocky Mountain Chocolate Factory Inc (b)(c)	7,317	8,780
S&W Seed Co (b)	1,715	9,587
Sadot Group Inc (b)	5,248	5,930
Seaboard Corp	357	955,753
Seneca Foods Corp Class A (b)	6,650	627,162
Seneca Foods Corp Class B (b)	27	2,618
Simply Good Foods Co/The (b)	129,410	4,465,939
SOW GOOD INC (b)	1,798	1,366
SRX Health Solutions Inc (b)(c)	5,543	3,014
The Campbell's Company (c)	277,261	9,437,964
Tootsie Roll Industries Inc Class A	23,611	841,732
TreeHouse Foods Inc (b)	63,644	1,429,444
Tyson Foods Inc Class A	402,981	22,631,413
Utz Brands Inc Class A	101,667	1,345,054
Vital Farms Inc (b)	43,233	1,376,539
Westrock Coffee Co (b)(c)	50,571	347,928
WK Kellogg Co (c)	93,562	1,583,069
		495,721,310
Household Products - 1.0%
Central Garden & Pet Co (b)(c)	54,135	1,952,108
Central Garden & Pet Co Class A (b)	25,106	802,639
Church & Dwight Co Inc	346,445	34,059,008
Clorox Co/The	173,376	22,864,827
Colgate-Palmolive Co	1,142,274	106,162,946
Energizer Holdings Inc	92,662	2,158,098
Kimberly-Clark Corp	467,045	67,142,389
Oil-Dri Corp of America	14,611	733,034
Procter & Gamble Co/The	3,301,542	560,898,970
Reynolds Consumer Products Inc	77,987	1,721,953
Spectrum Brands Holdings Inc	37,160	2,146,733
WD-40 Co	19,108	4,655,282
		805,297,987
Personal Care Products - 0.1%
AXIL Brands Inc (b)	4,173	25,664
Beauty Health Co/The Class A (b)	114,131	186,034
BellRing Brands Inc (b)	180,420	11,357,439
Coty Inc Class A (b)	515,182	2,539,847
Edgewell Personal Care Co	68,014	1,878,547
elf Beauty Inc (b)(c)	79,404	8,932,156
Estee Lauder Cos Inc/The Class A	329,598	22,063,290
FitLife Brands Inc (b)	4,856	71,092
Herbalife Ltd (b)	142,228	1,110,801
Honest Co Inc/The (b)	100,947	507,763
Interparfums Inc	25,282	3,443,914
Kenvue Inc	2,699,382	64,434,249
Lifevantage Corp (c)	14,860	193,923
Mannatech Inc (b)	1,766	16,424
Medifast Inc (b)	15,080	212,176
Natural Alternatives International Inc (b)	4,459	14,848
Nature's Sunshine Products Inc (b)	16,837	260,300
Nu Skin Enterprises Inc Class A	70,429	607,802
Olaplex Holdings Inc (b)	166,914	220,326
PMGC Holdings Inc (b)(c)	704	1,471
Safety Shot Inc (b)(c)	73,676	21,012
Synergy CHC Corp (b)	1,471	2,589
United-Guardian Inc	3,850	31,955
Upexi Inc (b)(c)	1,015	10,800
USANA Health Sciences Inc (b)	15,568	465,016
		118,609,438
Tobacco - 0.7%
22nd Century Group Inc (b)(c)	3,914	2,935
Altria Group Inc	2,386,535	144,647,886
Ispire Technology Inc (b)	27,438	69,144
Philip Morris International Inc	2,189,001	395,311,691
Turning Point Brands Inc	24,934	1,853,095
Universal Corp/VA	34,607	2,262,952
		544,147,703
TOTAL CONSUMER STAPLES		4,488,420,651

Energy - 3.1%
Energy Equipment & Services - 0.3%
Archrock Inc	246,763	6,144,399
Aris Water Solutions Inc Class A	37,644	829,674
Atlas Energy Solutions Inc (c)	101,833	1,237,271
Baker Hughes Co Class A	1,393,923	51,644,847
Bristow Group Inc (b)	34,868	1,020,238
Cactus Inc Class A	93,926	3,850,966
ChampionX Corp	268,010	6,451,001
Core Laboratories Inc (c)	65,931	708,758
Dawson Geophysical Co (b)	7,354	9,707
DMC Global Inc (b)	24,602	158,929
Drilling Tools International Corp (b)	8,313	21,780
Energy Services of America Corp (c)	15,974	160,219
Expro Group Holdings NV (b)	149,419	1,243,166
Flowco Holdings Inc Class A	28,158	484,599
Forum Energy Technologies Inc (b)	15,102	222,603
Geospace Technologies Corp (b)	15,241	88,703
Gulf Island Fabrication Inc (b)	15,440	99,125
Halliburton Co	1,222,328	23,945,406
Helix Energy Solutions Group Inc (b)	201,953	1,250,089
Helmerich & Payne Inc	140,619	2,144,440
Innovex International Inc (b)	54,638	754,004
KLX Energy Services Holdings Inc (b)(c)	20,825	35,819
Kodiak Gas Services Inc	55,437	1,957,480
Liberty Energy Inc Class A	228,187	2,644,687
Mammoth Energy Services Inc (b)	32,370	85,457
MIND Technology Inc (b)	11,659	70,770
Nabors Industries Ltd (b)(c)	12,597	325,129
Natural Gas Services Group Inc (b)	13,444	322,253
NCS Multistage Holdings Inc (b)	1,111	32,508
Nine Energy Service Inc (b)(c)	29,075	13,811
Noble Corp PLC (c)	185,786	4,601,919
NOV Inc	536,389	6,436,668
NPK International Inc (b)	121,493	982,878
Oceaneering International Inc (b)	142,401	2,715,587
Oil States International Inc (b)	83,392	362,755
Patterson-UTI Energy Inc (c)	494,740	2,730,965
ProFrac Holding Corp Class A (b)(c)	31,558	263,194
ProPetro Holding Corp (b)	111,207	600,518
Ranger Energy Services Inc Class A	21,173	225,492
RPC Inc (c)	117,054	519,720
Schlumberger NV	1,972,068	65,176,847
SEACOR Marine Holdings Inc (b)	34,742	185,522
Select Water Solutions Inc Class A	132,766	1,067,439
Smart Sand Inc	41,586	79,013
Solaris Energy Infrastructure Inc Class A (c)	50,289	1,379,427
TETRA Technologies Inc (b)	167,726	449,506
Tidewater Inc (b)	67,828	2,693,450
Transocean Ltd (b)(c)	1,095,702	2,728,298
Valaris Ltd (b)(c)	92,146	3,466,533
Weatherford International PLC	102,612	4,473,883
		209,097,452
Oil, Gas & Consumable Fuels - 2.8%
Aemetis Inc (b)(c)	66,930	114,450
American Resources Corp (b)(c)	70,285	44,863
Amplify Energy Corp (b)	51,660	148,264
Antero Midstream Corp	471,778	8,859,991
Antero Resources Corp (b)	411,626	15,415,394
APA Corp	521,107	8,864,030
Barnwell Industries Inc (b)	5,920	7,340
Battalion Oil Corp (b)(c)	5,574	7,568
Berry Corp	111,126	265,591
California Resources Corp	100,425	4,435,772
Calumet Inc (c)	96,754	1,352,621
Centrus Energy Corp Class A (b)(c)	20,776	2,636,890
Cheniere Energy Inc	315,812	74,844,286
Chevron Corp	2,353,086	321,666,856
Chord Energy Corp	86,284	7,765,560
Civitas Resources Inc	125,665	3,439,451
Clean Energy Fuels Corp (b)	248,770	445,298
Clean Energy Technologies Inc (b)	22,820	5,830
CNX Resources Corp (b)	209,430	6,760,400
Comstock Inc (b)(c)	30,650	89,192
Comstock Resources Inc (b)(c)	127,486	2,970,424
ConocoPhillips	1,796,364	153,319,667
Core Natural Resources Inc	71,456	4,951,901
Coterra Energy Inc	1,037,024	25,210,053
Crescent Energy Co Class A	257,267	2,158,470
CVR Energy Inc (c)	48,186	1,127,071
Delek US Holdings Inc	89,018	1,713,597
Devon Energy Corp	925,037	27,991,620
Diamondback Energy Inc	263,160	35,408,178
Dorian LPG Ltd	51,253	1,097,327
DT Midstream Inc	142,609	14,936,867
Empire Petroleum Corp (b)(c)	36,815	181,130
EOG Resources Inc	791,932	85,980,057
EON Resources Inc Class A (b)	20,588	7,061
Epsilon Energy Ltd	30,458	216,252
EQT Corp	839,935	46,305,617
Evolution Petroleum Corp (c)	41,794	187,655
Excelerate Energy Inc Class A	32,781	922,130
Expand Energy Corp	295,948	34,368,441
Exxon Mobil Corp	6,128,712	626,967,238
FutureFuel Corp	37,210	146,980
Gevo Inc (b)(c)	326,026	414,053
Granite Ridge Resources Inc (c)	76,123	427,811
Green Plains Inc (b)	91,051	378,772
Gulfport Energy Corp (b)	17,439	3,339,569
Hallador Energy Co (b)	45,549	785,720
Hess Corp	389,036	51,426,669
HF Sinclair Corp	225,273	8,139,113
HighPeak Energy Inc Class A (c)	35,659	352,668
Houston American Energy Corp (b)(c)	19,692	8,881
Infinity Natural Resources Inc Class A	18,893	315,135
International Seaways Inc	57,061	2,114,110
Kinder Morgan Inc	2,721,504	76,310,972
Kinetik Holdings Inc Class A	53,229	2,370,820
Lightbridge Corp (b)(c)	22,195	334,035
Magnolia Oil & Gas Corp Class A	269,068	5,784,962
Marathon Petroleum Corp	444,873	71,508,886
Matador Resources Co	163,375	7,026,759
Mexco Energy Corp (b)	1,277	8,671
Murphy Oil Corp	193,573	4,051,483
NACCO Industries Inc Class A	4,715	169,080
New Era Helium Inc	10,620	5,384
New Fortress Energy Inc Class A (c)	180,348	449,067
NextDecade Corp (b)	194,109	1,607,223
NextNRG Inc (b)	1,679	4,885
Northern Oil & Gas Inc	140,304	3,729,280
Occidental Petroleum Corp	951,061	38,784,268
ONEOK Inc	873,536	70,616,650
OPAL Fuels Inc Class A (b)(c)	31,493	111,800
Ovintiv Inc	366,498	13,127,958
Par Pacific Holdings Inc (b)	78,825	1,701,832
PBF Energy Inc Class A	138,010	2,629,091
Peabody Energy Corp	171,205	2,253,058
PEDEVCO Corp (b)	36,401	23,333
Permian Resources Corp Class A	901,682	11,370,210
Phillips 66	581,433	65,981,017
PHX Minerals Inc Class A	37,894	163,702
Prairie Operating Co (b)	24,323	94,130
PrimeEnergy Resources Corp (b)	755	145,791
Range Resources Corp	339,550	12,916,482
REX American Resources Corp (b)	21,579	909,339
Riley Exploration Permian Inc	12,765	327,550
Ring Energy Inc (b)	155,027	114,348
Sable Offshore Corp (b)(c)	101,845	2,931,099
SandRidge Energy Inc	45,160	443,020
Sitio Royalties Corp Class A	112,715	1,924,045
SM Energy Co	161,315	3,777,997
Stabilis Solutions Inc (b)	5,737	32,185
Summit Midstream Corp Class A	12,869	323,527
Talos Energy Inc (b)	174,561	1,403,470
Targa Resources Corp	306,893	48,467,611
Texas Pacific Land Corp (c)	26,524	29,548,532
Trio Petroleum Corp (b)(c)	11,024	11,906
Uranium Energy Corp (b)	595,596	3,531,884
US Energy Corp (b)(c)	25,331	30,904
VAALCO Energy Inc (c)	147,199	466,621
Valero Energy Corp	445,714	57,483,735
Venture Global Inc Class A (c)	101,660	1,176,206
Verde Clean Fuels Inc Class A (b)	4,996	17,286
Viper Energy Inc Class A	185,268	7,353,287
Vital Energy Inc (b)(c)	37,851	563,223
Vitesse Energy Inc (c)	40,047	838,184
Vivakor Inc (b)	20,807	23,720
W&T Offshore Inc (c)	135,346	200,312
Williams Cos Inc/The	1,716,134	103,843,268
World Kinect Corp	81,712	2,238,092
		2,252,302,064
TOTAL ENERGY		2,461,399,516

Financials - 14.7%
Banks - 3.7%
1st Source Corp	24,143	1,462,100
ACNB Corp	14,673	609,957
Affinity Bancshares Inc	7,174	129,849
Amalgamated Financial Corp	29,274	884,660
Amerant Bancorp Inc Class A	49,951	875,641
Ameris Bancorp	91,156	5,603,359
AmeriServ Financial Inc	21,222	59,634
Ames National Corp	12,872	223,973
Arrow Financial Corp	19,908	512,631
Associated Banc-Corp	231,384	5,361,167
Atlantic Union Bankshares Corp	183,915	5,521,128
Auburn National BanCorp Inc	3,103	63,332
Axos Financial Inc (b)	76,370	5,310,770
Banc of California Inc	194,202	2,664,451
BancFirst Corp	28,219	3,490,831
Bancorp Inc/The (b)	67,146	3,431,161
Bank First Corp	12,780	1,486,314
Bank of America Corp	9,322,028	411,381,096
Bank of Hawaii Corp (c)	56,173	3,736,066
Bank of Marin Bancorp	20,263	431,805
Bank of the James Financial Group Inc	5,653	79,707
Bank OZK	148,720	6,592,758
Bank7 Corp	5,788	223,533
BankFinancial Corp	14,203	171,004
BankUnited Inc	105,441	3,582,885
Bankwell Financial Group Inc	8,925	309,787
Banner Corp	48,244	2,974,243
Bar Harbor Bankshares	21,634	629,117
BayCom Corp	13,829	364,947
Bayfirst Financial Corp	5,101	79,780
BCB Bancorp Inc	21,404	173,372
Berkshire Hills Bancorp Inc	63,665	1,576,345
Blue Foundry Bancorp (b)	23,143	209,676
Blue Ridge Bankshares Inc (b)	60,195	208,877
Bogota Financial Corp (b)	4,633	32,940
BOK Financial Corp	31,779	3,000,573
Bridgewater Bancshares Inc (b)	26,420	386,789
Broadway Financial Corp/DE (b)	6,573	41,146
Brookline Bancorp Inc	125,598	1,297,427
Burke & Herbert Financial Services Corp	18,738	1,066,567
Business First Bancshares Inc	39,115	930,546
BV Financial Inc (b)	13,470	210,132
Byline Bancorp Inc	35,343	914,323
C&F Financial Corp	4,252	282,928
Cadence Bank	258,705	7,838,762
California BanCorp (b)	31,703	473,643
Camden National Corp	23,617	929,093
Capital Bancorp Inc	16,475	532,143
Capital City Bank Group Inc	19,423	733,024
Capitol Federal Financial Inc	171,973	981,966
Carter Bankshares Inc (b)	31,827	523,554
Carver Bancorp Inc (b)	4,607	6,564
Catalyst Bancorp Inc (b)	5,709	69,707
Cathay General Bancorp	100,807	4,320,084
CB Financial Services Inc	6,311	183,903
Central Pacific Financial Corp	38,197	1,019,860
Central Plains Bancshares Inc (b)	4,785	69,813
CF Bankshares Inc Class A	5,336	127,717
CFSB Bancorp Inc (b)	1,911	26,008
Chain Bridge Bancorp Inc Class A	3,982	107,514
Chemung Financial Corp	4,575	214,430
ChoiceOne Financial Services Inc	10,882	321,890
Citigroup Inc	2,642,556	199,037,318
Citizens & Northern Corp	21,451	397,916
Citizens Community Bancorp Inc/WI	11,750	174,253
Citizens Financial Group Inc	615,419	24,832,157
Citizens Financial Services Inc	6,275	383,716
City Holding Co	20,925	2,466,848
Civista Bancshares Inc	22,187	500,317
CNB Financial Corp/PA	28,973	627,845
Coastal Financial Corp/WA Class A (b)	17,090	1,502,040
Colony Bankcorp Inc	21,166	323,628
Columbia Banking System Inc	295,675	6,912,882
Columbia Financial Inc (b)	36,846	527,266
Comerica Inc	185,055	10,564,790
Commerce Bancshares Inc/MO	171,930	10,833,309
Community Financial System Inc	74,544	4,192,355
Community Trust Bancorp Inc	21,811	1,113,452
Community West Bancshares	23,787	423,409
Connectone Bancorp Inc	50,079	1,150,315
Cullen/Frost Bankers Inc	90,462	11,486,865
Customers Bancorp Inc (b)	41,036	2,091,195
CVB Financial Corp	186,138	3,490,088
Dime Community Bancshares Inc	55,229	1,417,176
Eagle Bancorp Inc	43,026	757,258
Eagle Bancorp Montana Inc	9,727	165,067
Eagle Financial Services Inc	7,170	225,783
East West Bancorp Inc	195,129	17,795,765
Eastern Bankshares Inc	269,085	4,036,275
ECB Bancorp Inc/MD (b)	10,187	165,539
Enterprise Bancorp Inc/MA	13,215	509,438
Enterprise Financial Services Corp	52,208	2,763,892
Equity Bancshares Inc Class A	21,094	821,400
Esquire Financial Holdings Inc (c)	9,191	833,991
ESSA Bancorp Inc	11,016	202,584
Farmers & Merchants Bancorp Inc/Archbold OH	17,252	410,770
Farmers National Banc Corp	52,501	694,588
FB Bancorp Inc	25,648	286,488
FB Financial Corp	48,833	2,131,560
Fidelity D&D Bancorp Inc	6,523	266,008
Fifth District Bancorp Inc	6,698	83,524
Fifth Third Bancorp	943,582	36,035,397
Financial Institutions Inc	26,928	695,281
Finward Bancorp	5,326	155,466
Finwise Bancorp (b)	12,043	172,697
First Bancorp Inc/The	12,553	303,657
First Bancorp/Southern Pines NC	57,837	2,392,717
First Bank/Hamilton NJ	27,332	397,134
First Busey Corp	116,380	2,574,326
First Business Financial Services Inc	10,188	496,869
First Capital Inc	4,601	226,093
First Citizens BancShares Inc/NC Class A	16,268	30,077,580
First Commonwealth Financial Corp	142,934	2,232,629
First Community Bankshares Inc	22,702	853,595
First Community Corp/SC	10,725	254,183
First Financial Bancorp	136,173	3,289,940
First Financial Bankshares Inc	181,477	6,398,879
First Financial Corp	15,003	777,756
First Foundation Inc (b)	108,044	557,507
First Guaranty Bancshares Inc	8,393	74,278
First Hawaiian Inc	179,352	4,282,926
First Horizon Corp	737,481	14,661,122
First Interstate BancSystem Inc Class A	121,248	3,291,883
First Interstate Bank of Calif	11,297	273,952
First Merchants Corp	83,287	3,139,920
First Mid Bancshares Inc	28,663	1,011,231
First National Corp/VA	10,442	210,928
First Northwest Bancorp	10,180	89,584
First of Long Island Corp/The	30,712	364,551
First Savings Financial Group Inc	7,688	204,424
First Seacoast Bancorp Inc (b)	5,001	56,261
First United Corp	8,273	248,604
First US Bancshares Inc	6,600	82,896
First Western Financial Inc (b)	10,366	216,027
Firstsun Capital Bancorp (b)	15,624	559,808
Five Star Bancorp	22,001	615,148
Flagstar Financial Inc (c)	426,362	4,911,690
Flushing Financial Corp	46,595	560,538
FNB Corp/PA	507,312	7,036,417
Franklin Financial Services Corp	5,775	221,760
FS Bancorp Inc	9,460	363,359
Fulton Financial Corp	257,836	4,447,671
FVCBankcorp Inc (b)	21,656	252,509
German American Bancorp Inc	53,591	2,047,980
Glacier Bancorp Inc	159,714	6,623,340
Glen Burnie Bancorp	3,444	16,840
Great Southern Bancorp Inc	11,964	669,266
Greene County Bancorp Inc	9,667	209,677
Guaranty Bancshares Inc/TX	12,891	532,914
Hancock Whitney Corp	121,330	6,633,111
Hanmi Financial Corp	42,412	972,083
Hanover Bancorp Inc/NY	6,093	137,824
Harborone Northeast Bancorp Inc	52,743	600,215
Hawthorn Bancshares Inc	9,129	263,098
HBT Financial Inc	17,767	415,748
Heritage Commerce Corp	86,803	803,796
Heritage Financial Corp Wash	47,881	1,119,458
Hilltop Holdings Inc	65,251	1,945,785
Hingham Institution For Savings The	2,524	611,843
Home Bancorp Inc	9,762	492,005
Home BancShares Inc/AR	260,810	7,378,315
Home Federal Bancorp Inc of Louisiana	2,596	33,747
HomeStreet Inc (b)	24,860	323,926
HomeTrust Bancshares Inc	19,079	688,561
Hope Bancorp Inc	178,080	1,787,923
Horizon Bancorp Inc/IN	61,472	912,244
Huntington Bancshares Inc/OH	2,046,563	31,987,780
IF Bancorp Inc	3,111	76,811
Independent Bank Corp	60,108	3,696,642
Independent Bank Corp/MI	29,430	927,928
International Bancshares Corp	75,689	4,740,402
Investar Holding Corp	11,251	213,882
John Marshall Bancorp Inc	17,538	305,863
JPMorgan Chase & Co	3,936,593	1,039,260,552
Kearny Financial Corp/MD	80,155	483,335
Kentucky First Federal Bancorp (b)	2,946	6,922
KeyCorp	1,401,820	22,232,865
Lake Shore Bancorp Inc	2,469	38,738
Lakeland Financial Corp	36,011	2,155,979
Landmark Bancorp Inc/Manhattan KS	5,843	170,031
LCNB Corp	18,836	273,310
LINKBANCORP Inc	38,294	262,314
Live Oak Bancshares Inc	48,024	1,318,259
M&T Bank Corp	233,659	42,675,480
Magyar Bancorp Inc	7,606	120,935
MainStreet Bancshares Inc	7,401	139,953
Mercantile Bank Corp	22,766	1,005,347
Meridian Corp	12,647	170,735
Metrocity Bankshares Inc	25,432	710,570
Metropolitan Bank Holding Corp (b)	13,701	886,044
Mid Penn Bancorp Inc	29,876	796,195
Middlefield Banc Corp (c)	10,140	297,609
Midland States Bancorp Inc	30,853	520,799
MidWestOne Financial Group Inc	26,745	768,919
MVB Financial Corp	16,993	332,383
National Bank Holdings Corp Class A	53,946	1,950,148
National Bankshares Inc VA	8,709	223,125
NB Bancorp Inc (b)	53,801	906,547
Nbt Bancorp Inc	74,060	3,099,411
Nicolet Bankshares Inc	18,972	2,326,726
Northeast Bank	9,835	824,468
Northeast Community Bancorp Inc	18,648	421,818
Northfield Bancorp Inc	52,596	614,321
Northpointe Bancshares Inc	14,640	192,370
Northrim BanCorp Inc	7,780	712,648
Northwest Bancshares Inc	181,755	2,231,951
Norwood Financial Corp	11,111	288,886
NSTS Bancorp Inc (b)	5,555	69,382
Oak Valley Bancorp	9,059	230,914
OceanFirst Financial Corp	82,526	1,387,262
Ohio Valley Banc Corp	5,400	179,226
Old National Bancorp/IN	448,899	9,364,033
Old Point Financial Corp	6,220	246,001
Old Second Bancorp Inc	64,355	1,064,432
OP Bancorp	15,633	192,520
OptimumBank Holdings Inc (b)	14,160	62,304
Orange County Bancorp Inc	12,187	311,622
Origin Bancorp Inc	41,183	1,403,928
Orrstown Financial Services Inc	27,278	819,977
Pacific Premier Bancorp Inc	136,780	2,899,736
Park National Corp	20,593	3,347,598
Parke Bancorp Inc	14,223	275,784
Pathfinder Bancorp Inc	3,296	50,099
Pathward Financial Inc	33,483	2,613,348
Patriot National Bancorp Inc (b)(c)	3,978	5,767
PB Bankshares Inc (b)	1,524	24,398
PCB Bancorp	15,319	296,269
Peapack-Gladstone Financial Corp	21,787	597,400
Penns Woods Bancorp Inc	10,037	296,995
Peoples Bancorp Inc/OH	50,707	1,486,729
Peoples Bancorp of North Carolina Inc	6,455	177,706
Peoples Financial Services Corp	13,492	648,426
Pinnacle Financial Partners Inc	107,597	11,435,409
Pioneer Bancorp Inc/NY (b)	14,323	163,282
Plumas Bancorp	7,432	323,515
PNC Financial Services Group Inc/The	557,483	96,896,120
Ponce Financial Group Inc (b)	30,107	403,133
Preferred Bank/Los Angeles CA	17,405	1,455,232
Primis Financial Corp	28,163	266,704
Princeton Bancorp Inc	6,641	207,930
Prosperity Bancshares Inc	134,312	9,354,831
Provident Bancorp Inc (b)	23,589	268,679
Provident Financial Holdings Inc	8,371	129,081
Provident Financial Services Inc	184,672	3,084,022
QCR Holdings Inc	23,954	1,612,104
RBB Bancorp	18,442	313,145
Red River Bancshares Inc	6,647	372,830
Regions Financial Corp	1,280,484	27,453,577
Renasant Corp	129,892	4,552,715
Republic Bancorp Inc/KY Class A	13,371	916,448
Rhinebeck Bancorp Inc (b)	5,349	61,941
Richmond Mutual BanCorp Inc	13,845	183,308
Riverview Bancorp Inc	25,162	139,901
S&T Bancorp Inc	53,968	1,978,467
SB Financial Group Inc	9,299	180,401
Seacoast Banking Corp of Florida	119,866	3,096,139
ServisFirst Bancshares Inc	70,825	5,271,505
Shore Bancshares Inc	42,757	619,549
Sierra Bancorp	17,574	481,000
Simmons First National Corp Class A	178,448	3,347,684
SmartFinancial Inc	19,838	630,452
Sound Financial Bancorp Inc	3,242	162,068
South Plains Financial Inc	16,456	591,922
Southern First Bancshares Inc (b)	10,578	381,548
Southern Missouri Bancorp Inc	12,971	683,053
Southern States Bancshares Inc	10,493	361,904
Southside Bancshares Inc	40,776	1,149,475
SouthState Corp	138,212	12,135,014
SR Bancorp Inc	12,288	157,409
Stellar Bancorp Inc	66,976	1,802,994
Sterling Bancorp Inc/MI (b)(d)	26,068	0
Stock Yards Bancorp Inc	38,050	2,798,958
Summit State Bank	7,053	69,119
Synovus Financial Corp	198,667	9,502,243
Texas Capital Bancshares Inc (b)	64,682	4,637,053
Texas Community Bancshares Inc	1,337	21,057
TFS Financial Corp (c)	78,122	1,031,992
Third Coast Bancshares Inc (b)	17,977	551,175
Timberland Bancorp Inc/WA	9,623	292,828
Tompkins Financial Corp	17,713	1,087,578
Towne Bank/Portsmouth VA	98,430	3,401,741
TriCo Bancshares	46,520	1,856,148
Triumph Financial Inc (b)	30,928	1,786,711
Truist Financial Corp	1,852,870	73,188,365
TrustCo Bank Corp NY	26,969	837,118
Trustmark Corp	85,442	2,944,331
UMB Financial Corp	95,703	9,868,893
Union Bankshares Inc/Morrisville VT	5,365	158,214
United Bancorp Inc/OH	7,273	100,367
United Bankshares Inc/WV	201,543	7,283,764
United Community Banks Inc/GA	168,943	4,855,422
United Security Bancshares/Fresno CA	19,915	172,066
Unity Bancorp Inc	8,592	379,809
Univest Financial Corp	40,795	1,204,268
US Bancorp	2,196,592	95,749,445
USCB Financial Holdings Inc	14,496	239,619
Valley National Bancorp	669,518	5,878,368
Veritex Holdings Inc	76,756	1,857,495
Virginia National Bankshares Corp	6,432	240,235
WaFd Inc	115,409	3,279,924
Washington Trust Bancorp Inc	26,907	744,248
Webster Financial Corp	241,338	12,424,080
Wells Fargo & Co	4,630,320	346,255,330
WesBanco Inc	135,196	4,161,333
West BanCorp Inc	20,061	388,782
Westamerica BanCorp	38,036	1,827,630
Western Alliance Bancorp	153,536	11,117,542
Western New England Bancorp Inc	24,326	229,637
Wintrust Financial Corp	93,563	11,172,358
WSFS Financial Corp	82,737	4,375,960
Zions Bancorp NA	208,177	9,859,263
		3,012,822,781
Capital Markets - 3.4%
Acadian Asset Management Inc	39,185	1,179,860
Affiliated Managers Group Inc	41,146	7,241,696
AlTi Global Inc Class A (b)	88,506	293,840
Ameriprise Financial Inc	135,432	68,967,392
Ares Management Corp Class A	262,501	43,443,916
Artisan Partners Asset Management Inc Class A (c)	99,191	3,997,397
Associated Capital Group Inc Class A	3,211	119,835
AtlasClear Holdings Inc (b)(c)	12,831	2,565
B Riley Financial Inc (b)(c)	24,417	74,472
Bakkt Holdings Inc Class A (b)(c)	9,093	105,843
Bank of New York Mellon Corp/The	1,010,418	89,533,139
Beneficient Class A (b)	5,310	2,358
BGC Group Inc Class A	527,305	4,893,390
Binah Capital Group Inc (b)(c)	6,472	14,368
Blackrock Inc	204,961	200,839,234
Blackstone Inc	1,030,486	142,990,237
Blue Owl Capital Inc Class A	736,368	13,755,354
Bridge Investment Group Holdings Inc Class A	52,451	482,549
CaliberCos Inc Class A (b)(c)	707	2,701
Carlyle Group Inc/The	297,092	13,428,558
Cboe Global Markets Inc	147,428	33,778,703
Charles Schwab Corp/The	2,399,183	211,943,826
CME Group Inc Class A	507,413	146,642,357
Cohen & Co Inc	1,258	9,828
Cohen & Steers Inc (c)	37,673	2,894,793
Coinbase Global Inc Class A (b)	295,867	72,966,720
Diamond Hill Investment Group Inc	4,036	570,125
DigitalBridge Group Inc Class A	220,673	2,440,643
Dominari Holdings Inc (c)	8,944	39,532
Donnelley Financial Solutions Inc (b)	37,437	2,039,568
Evercore Inc Class A	49,780	11,523,572
FactSet Research Systems Inc	53,518	24,525,159
Federated Hermes Inc Class B	109,971	4,640,776
Forge Global Holdings Inc Class A (b)(c)	10,884	151,288
Franklin Resources Inc (c)	436,882	9,454,126
GCM Grosvenor Inc Class A (c)	64,470	812,967
Goldman Sachs Group Inc/The	439,236	263,739,256
Great Elm Group Inc (b)	29,381	60,525
Hamilton Lane Inc Class A	60,991	9,087,659
Hennessy Advisors Inc	6,207	67,036
Heritage Global Inc (b)	43,126	94,015
Houlihan Lokey Inc Class A	76,060	13,286,161
Innventure Inc	37,146	212,104
Interactive Brokers Group Inc Class A	153,255	32,134,508
Intercontinental Exchange Inc	808,879	145,436,444
Invesco Ltd	631,404	9,130,102
Janus Henderson Group PLC	179,298	6,513,896
Jefferies Financial Group Inc	229,093	11,133,920
KKR & Co Inc Class A	950,353	115,429,875
Lazard Inc	158,735	6,889,099
LPL Financial Holdings Inc	111,589	43,202,797
MarketAxess Holdings Inc	53,094	11,490,073
MarketWise Inc Class A	2,586	43,471
Marygold Cos Inc/The (b)	6,567	5,665
Moelis & Co Class A	99,368	5,674,906
Moody's Corp	217,875	104,431,845
Morgan Stanley	1,742,013	223,029,924
Morningstar Inc	38,010	11,723,044
MSCI Inc	109,284	61,638,362
Nasdaq Inc	582,429	48,656,119
Netcapital Inc (b)(c)	3,277	8,750
Northern Trust Corp	275,983	29,458,425
Open Lending Corp (b)	148,076	265,056
Oppenheimer Holdings Inc Class A	8,321	543,278
P10 Inc Class A	76,294	828,553
Perella Weinberg Partners Class A	82,979	1,441,345
Piper Sandler Cos	22,654	5,696,348
PJT Partners Inc Class A (c)	33,325	5,020,745
Raymond James Financial Inc	259,660	38,164,827
Robinhood Markets Inc Class A (b)	1,001,425	66,244,264
S&P Global Inc	443,437	227,421,100
SEI Investments Co	135,637	11,564,411
Siebert Financial Corp (b)	27,295	148,212
Silvercrest Asset Management Group Inc Class A	12,063	175,155
State Street Corp	406,275	39,116,157
StepStone Group Inc Class A	92,958	5,377,620
Stifel Financial Corp	143,842	13,552,793
StoneX Group Inc (b)	60,210	5,097,078
T Rowe Price Group Inc (c)	313,659	29,355,346
TPG Inc Class A	161,835	7,789,119
Tradeweb Markets Inc Class A	163,597	23,631,587
US Global Investors Inc Class A	14,218	31,280
Value Line Inc	848	33,233
Victory Capital Holdings Inc Class A	62,888	3,899,685
Virtu Financial Inc Class A	113,745	4,571,412
Virtus Invt Partners Inc	9,313	1,589,729
Westwood Holdings Group Inc	8,183	121,027
WisdomTree Inc	161,555	1,525,079
		2,761,585,107
Consumer Finance - 0.7%
Ally Financial Inc	386,985	13,544,475
American Express Co	781,346	229,754,792
Atlanticus Holdings Corp (b)	6,587	323,092
Bread Financial Holdings Inc	69,126	3,542,016
Capital One Financial Corp	896,810	169,631,612
Consumer Portfolio Services Inc (b)	11,269	101,984
Credit Acceptance Corp (b)(c)	8,794	4,197,376
Dave Inc Class A (b)	10,446	2,097,766
DeFi Development Corp (b)	5,075	88,863
Encore Capital Group Inc (b)(c)	33,326	1,263,055
Enova International Inc (b)	36,311	3,364,940
EZCORP Inc Class A (b)	73,525	988,911
FirstCash Holdings Inc	54,859	7,017,015
Green Dot Corp Class A (b)	75,914	701,445
Katapult Holdings Inc Class A (b)	5,572	49,981
LendingClub Corp (b)	159,973	1,604,529
Lendingtree Inc (b)	15,398	539,238
Medallion Financial Corp (c)	24,816	227,563
Navient Corp (c)	104,039	1,398,284
Nelnet Inc Class A	24,664	2,865,464
NerdWallet Inc Class A (b)	49,614	522,932
Old Market Capital Corp (b)	8,422	43,542
OneMain Holdings Inc	168,297	8,724,516
Oportun Financial Corp (b)	42,277	281,142
OppFi Inc Class A (c)	27,442	347,690
PRA Group Inc (b)	55,433	786,594
PROG Holdings Inc	58,791	1,694,945
Regional Management Corp	12,897	341,126
SLM Corp	296,129	9,585,696
SoFi Technologies Inc Class A (b)	1,541,741	20,505,155
Synchrony Financial	547,399	31,557,552
Upstart Holdings Inc (b)(c)	114,665	5,408,748
World Acceptance Corp (b)	4,544	701,957
		523,803,996
Financial Services - 4.5%
Acacia Research Corp (b)	45,104	168,238
Affirm Holdings Inc Class A (b)	355,160	18,432,804
Alerus Financial Corp	31,831	668,769
Apollo Global Management Inc	629,326	82,246,615
AvidXchange Holdings Inc (b)	263,881	2,583,395
Berkshire Hathaway Inc Class B (b)	2,580,610	1,300,524,217
Better Home & Finance Holding Co Class A (b)	8,511	114,473
Block Inc Class A (b)	788,052	48,662,211
Cannae Holdings Inc	78,543	1,464,827
Cantaloupe Inc (b)	83,047	695,103
Cass Information Systems Inc	16,071	679,803
Corebridge Financial Inc	360,349	11,750,981
Corpay Inc (b)	98,128	31,902,394
Enact Holdings Inc	41,777	1,478,906
Equitable Holdings Inc	436,221	23,063,004
Essent Group Ltd	148,209	8,596,122
Euronet Worldwide Inc (b)	58,134	6,294,750
Federal Agricultural Mortgage Corp Class A	23	3,105
Federal Agricultural Mortgage Corp Class C	14,131	2,634,301
Fidelity National Information Services Inc	745,893	59,380,542
Finance of America Cos Inc Class A (b)(c)	11,119	244,173
Fiserv Inc (b)	801,003	130,395,278
FlexShopper Inc (b)	19,589	27,620
Flywire Corp (b)	155,619	1,672,904
Global Payments Inc	348,607	26,358,175
Guild Holdings Co Class A	13,586	185,041
HA Sustainable Infrastructure Capital Inc (c)	167,964	4,207,498
Halo Spin-Out SPV Inc Class A (d)	1,956	0
Income Opportunity Realty Investors Inc (b)	522	9,652
International Money Express Inc (b)	41,398	456,620
Jack Henry & Associates Inc	102,659	18,598,731
Jackson Financial Inc	104,041	8,521,998
loanDepot Inc Class A (b)	108,395	141,997
Marqeta Inc Class A (b)	578,152	3,110,458
Mastercard Inc Class A	1,146,549	671,419,095
Merchants Bancorp/IN	38,698	1,239,110
MGIC Investment Corp	350,390	9,267,816
Mr Cooper Group Inc (b)	89,545	11,598,764
NCR Atleos Corp (b)	102,141	2,707,758
NewtekOne Inc	35,294	382,940
NMI Holdings Inc (b)	110,758	4,399,308
OLB Group Inc/The (b)	2,330	4,264
Onity Group Inc (b)	8,396	311,156
Paymentus Holdings Inc Class A (b)	28,728	1,097,122
Payoneer Global Inc (b)	362,345	2,467,569
PayPal Holdings Inc (b)	1,392,685	97,877,902
Paysign Inc (b)	46,534	207,076
PennyMac Financial Services Inc	44,906	4,310,976
Priority Technology Holdings Inc (b)	19,852	169,338
Radian Group Inc	204,595	6,986,919
Remitly Global Inc (b)	209,283	4,470,285
Repay Holdings Corp Class A (b)	104,048	500,471
Rocket Cos Inc Class A (c)	192,850	2,458,838
Ryvyl Inc (b)	8,669	4,980
Security National Financial Corp Class A	16,519	162,877
Sezzle Inc (b)(c)	21,313	2,274,310
SHF Holdings Inc Class A (b)	2,458	6,833
Shift4 Payments Inc Class A (b)(c)	96,632	9,159,747
SWK Holdings Corp	2,442	34,212
Toast Inc Class A (b)	583,564	24,614,730
Usio Inc (b)	23,867	33,652
UWM Holdings Corp Class A	135,868	584,232
Velocity Financial Inc (b)	11,995	200,916
Visa Inc Class A	2,426,308	886,063,420
Voya Financial Inc	135,577	9,018,582
Walker & Dunlop Inc	45,361	3,106,775
Waterstone Financial Inc	23,142	298,995
Western Union Co/The	479,247	4,447,412
WEX Inc (b)	49,097	6,526,464
XBP Europe Holdings Inc Class A (b)	11,152	11,487
		3,563,701,036
Insurance - 2.3%
Abacus Global Management Inc Class A (b)(c)	36,278	280,429
AFLAC Inc	696,931	72,160,236
Allstate Corp/The	373,112	78,305,015
Ambac Financial Group Inc/Old (b)	66,575	521,282
American Coastal Insurance Corp	34,758	375,386
American Financial Group Inc/OH	101,728	12,612,237
American International Group Inc	835,238	70,694,544
Amerisafe Inc	26,318	1,249,315
Aon PLC	304,439	113,275,663
Arch Capital Group Ltd	527,861	50,167,909
Arthur J Gallagher & Co	358,093	124,415,832
Assurant Inc	72,164	14,647,849
Assured Guaranty Ltd	67,365	5,695,711
Atlantic American Corp	5,370	9,075
Axis Capital Holdings Ltd	107,198	11,127,152
Baldwin Insurance Group Inc/The Class A (b)	95,166	3,666,746
Bowhead Specialty Holdings Inc (b)	11,110	414,403
Brighthouse Financial Inc (b)	82,553	4,937,495
Brown & Brown Inc	334,000	37,708,600
Chubb Ltd	524,691	155,938,165
Cincinnati Financial Corp	220,272	33,221,423
Citizens Inc/TX Class A (b)(c)	63,903	235,163
CNA Financial Corp	31,874	1,527,083
CNO Financial Group Inc	143,016	5,428,887
Conifer Holdings Inc (b)	4,356	3,615
Crawford & Co Class A	20,885	216,995
Crawford & Co Class B	10,934	107,809
Donegal Group Inc Class A	21,729	438,926
Donegal Group Inc Class B	44	739
eHealth Inc (b)	42,419	173,918
Employers Holdings Inc	34,588	1,683,398
Enstar Group Ltd (b)	17,547	5,878,420
Erie Indemnity Co Class A	35,133	12,595,532
Everest Group Ltd	60,500	21,004,995
F&G Annuities & Life Inc	30,447	973,086
Fidelity National Financial Inc	366,002	20,045,930
First American Financial Corp	145,017	8,093,399
Fundamental Global Inc (b)	1,340	20,891
Genworth Financial Inc Class A (b)	600,030	4,230,212
Globe Life Inc	118,115	14,394,675
GoHealth Inc Class A (b)	7,171	39,512
Goosehead Insurance Inc Class A	34,314	3,714,834
Greenlight Capital Re Ltd Class A (b)	33,825	488,433
Hagerty Inc Class A (b)	34,861	338,849
Hanover Insurance Group Inc/The	50,758	8,932,393
Hartford Insurance Group Inc/The	404,864	52,567,542
HCI Group Inc (c)	11,974	2,020,852
Heritage Insurance Holdings Inc (b)	30,792	753,480
Hippo Holdings Inc (b)	25,799	607,824
Horace Mann Educators Corp	57,549	2,499,353
Investors Title Co	2,068	483,953
James River Group Holdings Ltd	53,507	311,411
Kemper Corp	84,709	5,398,505
Kingstone Cos Inc (b)	13,840	225,592
Kinsale Capital Group Inc	31,148	14,701,545
Lemonade Inc (b)(c)	77,399	2,592,867
Lincoln National Corp	240,047	7,955,158
Loews Corp	248,628	22,199,994
Markel Group Inc (b)	18,003	34,956,425
Marsh & McLennan Cos Inc	691,375	161,546,683
MBIA Inc (b)	60,985	268,944
Mercury General Corp	37,520	2,419,290
MetLife Inc	815,099	64,050,479
NI Holdings Inc (b)	9,080	120,582
Old Republic International Corp	328,781	12,427,922
Oscar Health Inc Class A (b)	284,181	3,921,698
Palomar Hldgs Inc (b)	37,365	6,406,977
Primerica Inc	46,968	12,709,541
Principal Financial Group Inc	296,257	23,075,458
ProAssurance Corp (b)	71,920	1,667,825
Progressive Corp/The	824,761	234,999,152
Prudential Financial Inc	498,545	51,793,840
Reinsurance Group of America Inc	92,738	18,852,708
Reliance Global Group Inc (b)	4,404	5,945
RLI Corp	117,522	9,033,916
Root Inc/OH Class A (b)	10,847	1,420,849
Ryan Specialty Holdings Inc Class A (c)	149,789	10,720,399
Safety Insurance Group Inc	21,098	1,732,990
Selective Insurance Group Inc	85,700	7,543,314
Selectquote Inc (b)	204,472	443,704
Skyward Specialty Insurance Group Inc (b)	46,362	2,937,033
Stewart Information Services Corp	38,880	2,346,019
The Travelers Companies, Inc.	319,202	88,003,991
Tiptree Inc Class A	30,352	673,207
Trupanion Inc (b)	47,082	2,221,800
TWFG Inc Class A	17,650	617,927
United Fire Group Inc	30,027	854,268
Universal Insurance Holdings Inc	36,130	980,568
Unum Group	231,261	18,896,336
W R Berkley Corp	422,834	31,581,471
White Mountains Insurance Group Ltd	3,567	6,366,382
Willis Towers Watson PLC	140,489	44,471,793
		1,874,379,673
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	8,284	156,650
AG Mortgage Investment Trust Inc	41,799	290,921
AGNC Investment Corp (c)	1,265,180	11,310,709
Angel Oak Mortgage REIT Inc	21,404	194,990
Annaly Capital Management Inc	815,507	15,453,858
Apollo Commercial Real Estate Finance Inc	179,898	1,768,397
Arbor Realty Trust Inc (c)	267,233	2,560,092
Ares Commercial Real Estate Corp	79,021	364,287
ARMOUR Residential REIT Inc	108,470	1,758,299
Blackstone Mortgage Trust Inc Class A	242,476	4,580,372
Brightspire Capital Inc Class A	185,304	937,638
Cherry Hill Mortgage Investment Corp	47,487	140,562
Chimera Investment Corp	115,585	1,523,410
Claros Mortgage Trust Inc	162,822	418,453
Dynex Capital Inc	119,089	1,433,832
Ellington Financial Inc (c)	127,803	1,606,484
Franklin BSP Realty Trust Inc	120,025	1,323,876
Granite Point Mortgage Trust Inc	69,826	180,849
Invesco Mortgage Capital Inc (c)	88,648	654,222
Kkr Real Estate Finance Trust Inc	81,977	732,055
Ladder Capital Corp Class A	158,481	1,667,220
Lument Finance Trust Inc	59,423	147,963
Manhattan Bridge Capital Inc	12,613	65,587
MFA Financial Inc	147,132	1,368,328
New York Mortgage Trust Inc	129,339	844,584
Nexpoint Real Estate Finance Inc	13,439	198,494
Orchid Island Capital Inc (c)	133,787	913,765
Pennymac Mortgage Investment Trust	123,046	1,511,005
Ready Capital Corp (c)	240,658	1,075,741
Redwood Trust Inc	187,353	1,021,074
Rithm Capital Corp	735,129	8,196,688
Rithm Property Trust Inc	63,710	173,928
Sachem Capital Corp	73,790	72,815
Seven Hills Realty Trust	17,864	210,617
Starwood Property Trust Inc	452,524	8,937,349
Sunrise Realty Trust Inc (c)	7,715	82,859
TPG RE Finance Trust Inc	94,089	722,604
Two Harbors Investment Corp	148,374	1,571,281
		76,171,858
TOTAL FINANCIALS		11,812,464,451

Health Care - 9.8%
Biotechnology - 2.0%
180 Life Sciences Corp (b)	2,829	2,914
4D Molecular Therapeutics Inc (b)	48,203	174,495
89bio Inc (b)	177,960	1,751,126
AbbVie Inc	2,485,472	462,571,194
Abeona Therapeutics Inc (b)	58,187	363,087
Absci Corp (b)	119,741	317,314
ABVC BioPharma Inc (b)(c)	14,969	20,508
ACADIA Pharmaceuticals Inc (b)	173,509	3,742,589
Aceragen Inc (b)(c)(d)	3,176	0
Achieve Life Sciences Inc (b)	45,999	164,676
Acrivon Therapeutics Inc (b)	19,090	20,045
Actinium Pharmaceuticals Inc (b)(c)	45,800	70,532
Actuate Therapeutics Inc (b)	4,333	51,563
Acumen Pharmaceuticals Inc (b)	42,090	42,932
Acurx Pharmaceuticals Inc (b)	19,871	7,678
Adicet Bio Inc (b)	83,886	60,255
Aditxt Inc (b)	523	774
ADMA Biologics Inc (b)	332,916	6,605,053
Adverum Biotechnologies Inc (b)	23,608	52,410
AEON Biopharma Inc Class A (b)(c)	3,160	1,820
Aevi Genomic Medicine Inc rights (b)(d)	12,284	0
Agenus Inc (b)(c)	33,265	114,099
Agios Pharmaceuticals Inc (b)	80,871	2,595,150
Ainos Inc (b)	6,090	4,111
Akebia Therapeutics Inc (b)	283,096	857,781
Akero Therapeutics Inc (b)	98,761	4,903,484
Alaunos Therapeutics Inc (b)	4,040	9,938
Aldeyra Therapeutics Inc (b)(c)	61,257	131,703
Alector Inc (b)	115,078	153,054
Aligos Therapeutics Inc Class A (b)(c)	3,763	19,906
Alkermes PLC (b)	229,056	7,011,404
Allarity Therapeutics Inc (b)(c)	6,718	5,821
Allogene Therapeutics Inc (b)(c)	216,854	253,719
Alnylam Pharmaceuticals Inc (b)	182,256	55,507,887
Altimmune Inc (b)(c)	100,201	544,091
ALX Oncology Holdings Inc (b)(c)	39,555	19,204
Alzamend Neuro Inc (b)(c)	797	3,053
Amgen Inc	756,344	217,963,214
Amicus Therapeutics Inc (b)	379,203	2,301,762
AnaptysBio Inc (b)	27,403	609,169
Anavex Life Sciences Corp (b)(c)	120,041	903,909
Anika Therapeutics Inc (b)	19,336	215,596
Anixa Biosciences Inc (b)	42,918	110,299
Annexon Inc (b)	124,529	254,039
Annovis Bio Inc (b)(c)	22,471	52,807
Apellis Pharmaceuticals Inc (b)	150,704	2,551,419
Apogee Therapeutics Inc (b)	44,028	1,613,186
Applied Therapeutics Inc (b)	118,335	41,808
Aptevo Therapeutics Inc (b)	106	500
AquaBounty Technologies Inc (b)(c)	7,096	5,819
Aravive Inc (b)(d)	41,978	0
Arbutus Biopharma Corp (b)(c)	210,595	707,599
Arcellx Inc (b)	54,825	3,402,440
Arcturus Therapeutics Holdings Inc (b)	35,243	441,595
Arcus Biosciences Inc (b)	94,933	847,752
Arcutis Biotherapeutics Inc (b)	148,451	1,935,801
Ardelyx Inc (b)	333,992	1,225,751
Armata Pharmaceuticals Inc (b)	14,487	28,250
ArriVent Biopharma Inc (b)(c)	31,804	675,835
Arrowhead Pharmaceuticals Inc (b)	177,510	2,852,586
ARS Pharmaceuticals Inc (b)(c)	73,955	1,067,171
Assembly Biosciences Inc (b)	5,302	75,023
Astria Therapeutics Inc (b)	50,126	238,600
Atara Biotherapeutics Inc (b)	7,520	58,656
Atossa Therapeutics Inc (b)	158,937	123,510
aTyr Pharma Inc (b)(c)	118,901	531,487
Aura Biosciences Inc (b)	54,615	320,044
Avalo Therapeutics Inc (b)	13,399	53,596
Avidity Biosciences Inc (b)	168,084	5,207,242
Avita Medical Inc (b)(c)	37,345	209,879
Azitra Inc (b)	17,814	4,881
Beam Therapeutics Inc (b)	126,690	2,005,503
Bicara Therapeutics Inc (c)	26,191	242,267
bioAffinity Technologies Inc (b)(c)	21,038	5,891
BioAtla Inc (b)	72,832	29,788
BioCardia Inc (b)	5,980	12,917
BioCryst Pharmaceuticals Inc (b)	291,593	3,134,625
Biogen Inc (b)	206,104	26,750,238
Biohaven Ltd (b)	117,637	1,742,204
BioMarin Pharmaceutical Inc (b)	268,405	15,586,278
Biomea Fusion Inc (b)(c)	36,389	52,400
BioRestorative Therapies Inc (b)(c)	8,558	14,977
BioVie Inc (b)(c)	19,871	20,666
Bioxcel Therapeutics Inc (b)(c)	3,904	4,607
Black Diamond Therapeutics Inc (b)(c)	63,036	138,679
Blueprint Medicines Corp (b)	89,965	9,117,953
Bolt Biotherapeutics Inc (b)	33,989	10,693
Bone Biologics Corp (b)	3,751	3,413
Boundless Bio Inc (b)	8,287	9,116
BrainStorm Cell Therapeutics Inc (b)	7,982	8,940
Bridgebio Pharma Inc (b)	207,461	7,105,539
C4 Therapeutics Inc (b)	84,103	105,129
Cabaletta Bio Inc (b)(c)	69,230	129,460
Calidi Biotherapeutics Inc Class A (b)	43,920	15,385
CAMP4 Therapeutics Corp (c)	10,499	20,788
Candel Therapeutics Inc (b)(c)	44,334	241,620
Capricor Therapeutics Inc (b)(c)	58,940	582,917
Cardiff Oncology Inc (b)(c)	86,945	296,482
Cardio Diagnostics Holdings Inc (b)(c)	1,867	7,449
CareDx Inc (b)	75,631	1,284,971
Cargo Therapeutics Inc (b)	51,603	219,313
Caribou Biosciences Inc (b)	122,565	129,919
Carisma Therapeutics Inc (b)(c)	31,616	6,026
Carisma Therapeutics Inc rights (b)(d)	236,808	1
Cartesian Therapeutics Inc (b)(c)	11,999	114,710
Cartesian Therapeutics Inc rights (b)(d)	145,588	40,765
Catalyst Pharmaceuticals Inc (b)	158,115	3,946,550
CEL-SCI Corp (b)(c)	3,455	7,256
Celcuity Inc (b)	38,128	405,301
Celldex Therapeutics Inc (b)	93,587	1,851,151
Cellectar Biosciences Inc (b)	48,990	12,492
Celularity Inc Class A (b)(c)	18,246	38,499
Century Therapeutics Inc (b)	47,577	25,235
CERo Therapeutics Holdings Inc Class A (b)	3,224	1,436
CervoMed Inc (b)(c)	6,448	46,555
CG oncology Inc (b)	76,055	1,948,529
Channel Therapeutics Corp (b)	1,848	1,710
Chinook Therapeutics Inc rights (b)(d)	8,006	0
Cibus Inc Class A (b)(c)	32,980	106,525
Cidara Therapeutics Inc (b)(c)	6,878	149,115
Clene Inc (b)	8,537	27,233
Climb Bio Inc (b)	36,884	43,523
Coeptis Therapeutics Holdings Inc (b)	3,067	28,063
Cogent Biosciences Inc (b)	146,782	798,494
Cogent Biosciences Inc rights (b)(d)	4,804	0
Coherus Biosciences Inc (b)(c)	165,001	128,536
Compass Therapeutics Inc (b)	140,314	294,659
Corbus Pharmaceuticals Holdings Inc (b)(c)	17,326	128,559
Corvus Pharmaceuticals Inc (b)(c)	72,896	275,547
Coya Therapeutics Inc (b)	20,237	107,863
Creative Medical Technology Holdings Inc (b)	5,910	12,884
Crinetics Pharmaceuticals Inc (b)	130,696	3,987,535
Cue Biopharma Inc (b)	89,042	56,809
Cullinan Therapeutics Inc (b)	73,852	638,451
Curis Inc (b)	11,824	29,087
Cyclacel Pharmaceuticals Inc (b)(c)	654	1,066
Cyclerion Therapeutics Inc (b)	3,367	9,865
Cyteir Therapeutics Inc (b)(d)	28,186	0
Cytokinetics Inc (b)	166,057	5,151,088
CytomX Therapeutics Inc (b)	110,734	293,445
Day One Biopharmaceuticals Inc (b)	97,163	619,900
Denali Therapeutics Inc (b)	174,274	2,307,388
Dermata Therapeutics Inc (b)	15,445	11,122
Design Therapeutics Inc (b)	41,384	154,362
DiaMedica Therapeutics Inc (b)	36,678	150,747
Dianthus Therapeutics Inc (b)	25,645	445,967
Dianthus Therapeutics Inc rights (b)(d)	47,835	0
Disc Medicine Inc (b)	34,246	1,598,603
Dogwood Therapeutics Inc (b)	1,777	9,205
Dogwood Therapeutics Inc (c)(d)	1,051	0
Dyadic International Inc (b)	29,080	29,952
Dynavax Technologies Corp (b)	172,329	1,687,101
Dyne Therapeutics Inc (b)	111,750	1,336,530
Edesa Biotech Inc (b)	4,159	8,152
Editas Medicine Inc (b)	108,815	187,162
Eledon Pharmaceuticals Inc (b)	84,060	252,180
Elevation Oncology Inc (b)	70,247	21,081
Elicio Therapeutics Inc (b)	9,723	70,297
Elutia Inc (b)	26,594	47,869
Emergent BioSolutions Inc (b)	76,285	482,121
Enanta Pharmaceuticals Inc (b)	28,641	169,841
Ensysce Biosciences Inc (b)(c)	1,659	3,683
Entero Therapeutics Inc (b)	6,649	2,882
Entrada Therapeutics Inc (b)	32,471	246,780
Equillium Inc (b)	24,554	9,576
Erasca Inc (b)	305,496	427,694
Ernexa Therapeutics Inc (b)	47,896	10,441
Estrella Immunopharma Inc (b)	14,475	14,186
Exact Sciences Corp (b)	260,571	14,664,936
Exagen Inc (b)	12,348	85,819
Exelixis Inc (b)	394,126	16,963,183
Exicure Inc (b)	2,625	25,909
eXoZymes Inc (b)	2,707	36,274
Fate Therapeutics Inc (b)	129,975	157,270
Fibrobiologics Inc (b)(c)	37,231	27,160
FibroGen Inc (b)	155,255	44,651
Foghorn Therapeutics Inc (b)	49,476	201,862
Forte Biosciences Inc (b)(c)	7,710	65,535
Fortress Biotech Inc (b)(c)	28,997	54,804
Gain Therapeutics Inc (b)	38,578	68,283
Galectin Therapeutics Inc (b)(c)	69,681	91,282
Genelux Corp (b)(c)	40,121	97,093
Generation Bio CO (b)	63,734	24,104
Genprex Inc (b)(c)	16,817	5,614
GeoVax Labs Inc (b)	14,368	14,655
Geron Corp (b)	744,095	1,131,024
Gilead Sciences Inc	1,754,688	193,156,055
GlycoMimetics Inc (b)	77,327	16,231
Gossamer Bio Inc (b)	269,863	299,548
GRAIL Inc (c)	40,687	1,562,788
Greenwich Lifesciences Inc (b)(c)	7,675	75,599
GRI Bio Inc (b)(c)	757	1,022
GT Biopharma Inc (b)	3,792	9,783
Gyre Therapeutics Inc (b)(c)	23,841	216,238
Gyre Therapeutics Inc rights (b)(c)(d)	34,507	0
Halozyme Therapeutics Inc (b)	179,096	10,041,913
HCW Biologics Inc (b)	946	7,313
Heron Therapeutics Inc (b)(c)	198,410	373,011
HilleVax Inc (b)	19,961	37,327
Hookipa Pharma Inc (b)	9,359	14,881
Humacyte Inc Class A (b)(c)	135,630	362,132
iBio Inc (b)	13,933	10,728
Ideaya Biosciences Inc (b)	121,641	2,419,439
IGM Biosciences Inc (b)	27,688	35,164
Immix Biopharma Inc (b)	20,210	47,291
ImmuCell Corp (b)	8,389	53,690
Immuneering Corp (b)	30,923	52,878
Immunic Inc (b)	125,654	82,919
ImmunityBio Inc (b)(c)	236,378	628,765
Immunome Inc (b)	109,934	963,022
Immunovant Inc (b)	107,629	1,598,291
Imunon Inc (b)(c)	20,019	49,847
IN8bio Inc (b)	77,857	11,538
Incyte Corp (b)	226,191	14,715,986
Indaptus Therapeutics Inc (b)	14,203	4,811
Inhibikase Therapeutics Inc (b)	38,976	78,342
Inhibrx Biosciences Inc (b)(c)	13,692	184,431
Inmune Bio Inc (b)(c)	21,612	159,497
Inovio Pharmaceuticals Inc (b)(c)	52,452	104,904
Inozyme Pharma Inc (b)	67,247	266,971
Insmed Inc (b)	251,833	17,560,315
Instil Bio Inc (b)(c)	5,422	146,123
Intellia Therapeutics Inc (b)(c)	143,362	984,897
Intensity Therapeutics Inc (b)	10,689	5,079
Invivyd Inc (b)(c)	82,616	77,246
Ionis Pharmaceuticals Inc (b)	222,333	7,450,379
Iovance Biotherapeutics Inc (b)(c)	317,681	555,942
Ironwood Pharmaceuticals Inc Class A (b)	197,821	118,515
iTeos Therapeutics Inc (b)	38,231	383,075
Jade Biosciences Inc (c)	502	3,640
Janux Therapeutics Inc (b)	45,467	1,082,115
Jasper Therapeutics Inc Class A (b)	16,503	90,767
Kairos Pharma Ltd (b)	5,047	3,079
KALA BIO Inc (b)	7,072	26,308
Kalaris Therapeutics Inc (b)	3,434	9,959
KalVista Pharmaceuticals Inc (b)	52,374	618,013
Karyopharm Therapeutics Inc (b)(c)	12,315	51,723
Keros Therapeutics Inc (b)	49,086	694,567
Kezar Life Sciences Inc (b)	8,115	33,921
Kineta Inc rights (b)(d)	24,450	0
Klotho Neurosciences Inc (b)(c)	21,399	3,895
Kodiak Sciences Inc (b)	45,577	154,962
Korro Bio Inc (b)	8,282	94,581
Korro Bio Inc rights (b)(c)(d)	44,231	0
Kronos Bio Inc (b)	57,948	39,115
Krystal Biotech Inc (b)	35,668	4,492,741
Kura Oncology Inc (b)	109,402	622,497
Kymera Therapeutics Inc (b)	65,648	1,945,807
Kyverna Therapeutics Inc (b)(c)	32,407	82,638
Lantern Pharma Inc (b)	11,955	36,463
Larimar Therapeutics Inc (b)	45,737	102,908
Leap Therapeutics Inc (b)(c)	51,693	19,540
Lexeo Therapeutics Inc (b)(c)	34,585	94,071
Lexicon Pharmaceuticals Inc (b)(c)	262,855	164,705
Lineage Cell Therapeutics Inc (b)	316,758	210,549
Lipella Pharmaceuticals Inc (b)	1,341	3,862
Lisata Therapeutics Inc (b)	9,230	24,367
Lixte Biotechnology Holdings Inc (b)	2,827	3,336
Longeveron Inc (b)	20,397	25,292
Longevity Health Holdings Inc Class A (b)(c)	565	1,865
Lyell Immunopharma Inc (b)	260,741	113,866
MacroGenics Inc (b)	89,364	121,535
Madrigal Pharmaceuticals Inc (b)(c)	23,953	6,593,303
MAIA Biotechnology Inc (b)	29,477	52,764
MannKind Corp (b)	389,706	1,617,280
Marker Therapeutics Inc (b)	13,887	21,664
Matinas BioPharma Holdings Inc (b)	7,186	5,857
MediciNova Inc (b)	65,765	91,413
MediPacific Inc Class A rights (b)(d)	30,820	0
MEI Pharma Inc (b)	6,877	14,854
Merrimack Pharmaceuticals Inc (b)(d)	19,085	0
Mersana Therapeutics Inc (b)	146,657	50,406
Metagenomi Inc (b)	38,521	65,486
MetaVia Inc (b)	5,134	3,338
MetaVia Inc rights (b)(d)	159	0
Metsera Inc (c)	21,738	580,839
MiMedx Group Inc (b)	166,769	1,072,325
Mineralys Therapeutics Inc (b)	51,361	800,204
Minerva Neurosciences Inc (b)	7,028	10,893
MiNK Therapeutics Inc (b)	1,640	11,447
Mirum Pharmaceuticals Inc (b)	56,872	2,528,529
Moderna Inc (b)	476,718	12,661,630
Moleculin Biotech Inc (b)	5,848	5,088
Monopar Therapeutics Inc (b)	6,057	192,189
Monte Rosa Therapeutics Inc (b)	62,686	262,027
Mural Oncology PLC (b)	22,662	59,374
Mustang Bio Inc (b)	2,876	3,768
Myriad Genetics Inc (b)	128,233	537,296
NanoViricides Inc (b)(c)	21,808	33,148
Natera Inc (b)	185,884	29,319,483
NeuBase Therapeutics Inc (b)(d)	1,425	338
Neurocrine Biosciences Inc (b)	140,384	17,270,040
Neurogene Inc (b)(c)	14,680	249,707
Neurogene Inc rights (b)(c)(d)	7,393	0
NextCure Inc (b)	30,609	15,072
Nkarta Inc (b)	67,436	117,339
Novavax Inc (b)(c)	225,925	1,658,290
Nurix Therapeutics Inc (b)	99,616	1,058,918
Nuvalent Inc Class A (b)	53,619	4,000,514
Nuvectis Pharma Inc (b)(c)	16,378	154,117
Ocugen Inc (b)(c)	416,250	348,027
Olema Pharmaceuticals Inc (b)	68,717	362,826
OmniAb Operations Inc (b)(d)	7,074	15,209
OmniAb Operations Inc (b)(d)	7,074	13,511
Oncocyte Corp (b)	21,095	70,035
Onconetix Inc (b)(c)	11,698	912
Oncternal Therapeutics Inc (b)(d)	3,304	1,740
Oncternal Therapeutics Inc rights (b)(d)	780	0
OnKure Therapeutics Inc Class A (b)	11,068	28,002
Opus Genetics Inc (b)	41,752	41,522
Opus Genetics Inc rights (b)(d)	259	0
Oragenics Inc (b)(c)	15,746	1,890
Organogenesis Holdings Inc Class A (b)	99,771	273,373
ORIC Pharmaceuticals Inc (b)	64,713	528,705
Oruka Therapeutics Inc	44,165	484,048
Outlook Therapeutics Inc (b)(c)	33,685	61,980
Ovid therapeutics Inc (b)	77,917	21,209
Palisade Bio Inc (b)	3,913	2,905
Palisade Bio Inc rights (b)(c)(d)	122	0
Palvella Therapeutics Inc (b)(c)	11,335	273,514
Palvella Therapeutics Inc rights (b)(d)	1,712	0
Pasithea Therapeutics Corp (b)	1,620	1,571
Passage Bio Inc (b)	71,118	31,029
PDL BioPharma Inc (b)(d)	91,243	0
PDS Biotechnology Corp (b)(c)	55,055	75,976
PepGen Inc (b)(c)	25,039	36,557
Perspective Therapeutics Inc (b)	74,822	192,293
PharmaCyte Biotech Inc (b)	12,896	13,412
Phio Pharmaceuticals Corp (b)(c)	5,705	11,410
Plus Therapeutics Inc (b)(c)	8,280	2,376
PMV Pharmaceuticals Inc (b)	47,139	41,397
Praxis Precision Medicines Inc (b)	24,427	941,661
Precigen Inc (b)(c)	217,138	286,622
Precision BioSciences Inc (b)(c)	10,082	48,696
Prelude Therapeutics Inc (b)	25,821	22,875
Prime Medicine Inc (b)(c)	92,974	109,709
ProKidney Corp Class A (b)(c)	129,003	93,243
Protagenic Therapeutics Inc (b)(c)	678	2,610
Protagonist Therapeutics Inc (b)	84,003	3,987,622
Protara Therapeutics Inc (b)	44,742	136,016
PTC Therapeutics Inc (b)	108,603	5,269,418
Puma Biotechnology Inc (b)	50,946	167,103
Pyxis Oncology Inc (b)(c)	63,542	76,886
Q32 Bio Inc (b)(c)	8,356	14,456
Q32 Bio Inc rights (b)(d)	47,190	0
Qualigen Therapeutics Inc (b)(c)	1,365	5,146
Quince Therapeutics Inc (b)(c)	50,690	52,718
Rallybio Corp (b)	30,104	9,302
RAPT Therapeutics Inc (b)	118,878	105,243
Recursion Pharmaceuticals Inc Class A (b)(c)	410,271	1,714,933
Regeneron Pharmaceuticals Inc	148,134	72,627,138
REGENXBIO Inc (b)	64,253	568,639
Regulus Therapeutics Inc (b)	65,650	520,605
Rein Therapeutics Inc (b)	27,869	54,345
Relay Therapeutics Inc (b)	184,301	552,903
Renovaro Inc (b)	128,912	39,924
RenovoRx Inc (b)	36,528	51,139
Replimune Group Inc (b)	94,537	848,942
Revelation Biosciences Inc (b)(c)	926	787
Revolution Medicines Inc (b)	244,559	9,635,625
Rezolute Inc/old (b)	70,707	291,313
Rhythm Pharmaceuticals Inc (b)	73,572	4,512,171
Rigel Pharmaceuticals Inc (b)	24,881	477,715
Rocket Pharmaceuticals Inc (b)	121,474	304,900
Roivant Sciences Ltd (b)	592,791	6,514,773
SAB Biotherapeutics Inc (b)(c)	10,619	20,495
Sage Therapeutics Inc (b)	76,127	491,780
Sagimet Biosciences Inc Class A (b)(c)	33,428	118,669
Salarius Pharmaceuticals Inc (b)	5,716	4,361
Sana Biotechnology Inc (b)(c)	183,418	398,017
Sangamo Therapeutics Inc (b)(c)	273,947	127,385
Sarepta Therapeutics Inc (b)	134,490	5,056,824
Savara Inc (b)(c)	164,048	374,029
Scholar Rock Holding Corp (b)	104,117	3,020,434
SELLAS Life Sciences Group Inc (b)(c)	103,784	177,471
Sensei Biotherapeutics Inc (b)	33,275	10,036
Senti Biosciences Inc Class A (b)(c)	4,369	13,719
Sera Prognostics Inc Class A (b)	36,544	57,009
Seres Therapeutics Inc (b)(c)	10,143	71,508
Serina Therapeutics Inc (b)	4,072	24,432
Serina Therapeutics Inc warrants 7/31/2025 (b)	174	79
Shattuck Labs Inc (b)	58,577	59,163
Silo Pharma Inc (b)	9,088	4,039
Sionna Therapeutics Inc (c)	15,035	205,829
Skye Bioscience Inc (b)(c)	24,379	48,270
Soleno Therapeutics Inc (b)	37,043	2,717,104
Solid Biosciences Inc (b)	29,894	95,960
Soligenix Inc (b)	3,477	6,641
Sonnet BioTherapeutics Holdings Inc (b)(c)	3,341	3,942
Spectrum Pharmaceuticals Inc rights (b)(d)	247,249	1
Spero Therapeutics Inc (b)	59,656	149,140
SpringWorks Therapeutics Inc (b)	104,711	4,891,051
Spyre Therapeutics Inc (b)(c)	70,430	1,076,170
Spyre Therapeutics Inc rights (b)(d)	74,199	0
Stoke Therapeutics Inc (b)	56,319	537,283
Summit Therapeutics Inc (b)(c)	197,275	3,593,364
Surface Oncology Inc rights (b)(d)	58,553	0
Surrozen Inc Class A (b)(c)	2,882	24,468
Sutro Biopharma Inc (b)	108,125	97,064
Synaptogenix Inc (b)	1,748	4,318
Syndax Pharmaceuticals Inc (b)	120,185	1,266,750
Synlogic Inc (b)	9,537	10,968
Tango Therapeutics Inc (b)(c)	92,656	205,696
Taysha Gene Therapies Inc (b)	202,566	548,954
Tectonic Therapeutic Inc (b)	9,626	207,055
Tectonic Therapeutic Inc rights (b)(d)	4,005	0
Tempest Therapeutics Inc (b)(c)	4,421	26,305
Tenax Therapeutics Inc (b)	4,860	30,375
Tenaya Therapeutics Inc (b)(c)	78,311	36,023
Tevogen Bio Holdings Inc Class A (b)(c)	15,004	19,355
TG Therapeutics Inc (b)	187,911	6,597,555
Tharimmune Inc (b)	2,967	4,421
Theriva Biologics Inc (b)	3,363	1,570
Tonix Pharmaceuticals Holding Corp (b)(c)	7,850	312,273
Tourmaline Bio Inc (b)	26,530	442,520
Travere Therapeutics Inc (b)	109,000	1,637,180
TriSalus Life Sciences Inc Class A (b)	25,856	129,280
TScan Therapeutics Inc (b)	72,914	104,267
Turnstone Biologics Corp (b)	20,449	6,701
Twist Bioscience Corp (b)	83,935	2,459,296
Tyra Biosciences Inc (b)	28,529	259,614
Ultragenyx Pharmaceutical Inc (b)	130,058	4,425,874
Unicycive Therapeutics Inc (b)	68,800	40,303
United Therapeutics Corp (b)	62,862	20,043,549
United Therapeutics Corp rights (b)(d)	29,360	0
UNITY Biotechnology Inc (b)	23,973	16,764
Upstream Bio Inc	22,153	204,472
Vanda Pharmaceuticals Inc (b)	80,476	349,266
Vaxart Inc (b)	291,307	126,165
Vaxcyte Inc (b)	161,513	5,247,557
Vera Therapeutics Inc Class A (b)	77,644	1,471,354
Veracyte Inc (b)	109,172	2,905,067
Verastem Inc (b)(c)	62,731	471,737
Vericel Corp (b)	69,562	2,872,563
Vertex Pharmaceuticals Inc (b)	361,541	159,819,199
Verve Therapeutics Inc (b)(c)	95,480	424,886
Vigil Neuroscience Inc (b)	29,555	233,189
Viking Therapeutics Inc (b)(c)	157,125	4,210,950
Vincerx Pharma Inc (b)	2,264	110
Vir Biotechnology Inc (b)	130,265	643,509
Viridian Therapeutics Inc (b)	94,935	1,321,496
Viridian Therapeutics Inc rights (b)(d)	33,262	0
Vistagen Therapeutics Inc (b)	33,660	86,843
VivoSim Labs Inc (b)	1,794	3,229
Vor BioPharma Inc (b)	52,043	10,403
Voyager Therapeutics Inc (b)	63,841	174,924
vTv Therapeutics Inc Class A (b)(c)	1,489	23,660
Werewolf Therapeutics Inc (b)	42,628	51,580
Whitehawk Therapeutics Inc (b)	29,114	49,203
Windtree Therapeutics Inc (b)(c)	1,634	1,243
X4 Pharmaceuticals Inc (b)(c)	6,657	22,634
XBiotech Inc (b)	26,581	75,756
Xencor Inc (b)	98,800	790,400
Xenetic Biosciences Inc (b)	1,388	3,970
Xilio Therapeutics Inc (b)	50,063	53,567
XOMA Royalty Corp (b)	10,278	254,483
Y-mAbs Therapeutics Inc (b)	47,900	220,340
Zenas Biopharma Inc	19,665	187,211
Zentalis Pharmaceuticals Inc (b)	80,313	97,179
ZyVersa Therapeutics Inc Class A (b)	3,626	2,275
		1,633,314,848
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	2,442,036	326,207,169
Accuray Inc Del (b)	147,260	225,308
Adagio Medical Holdings Inc	5,179	5,852
Aethlon Medical Inc (b)	19,286	7,213
Align Technology Inc (b)	98,768	17,871,082
Alphatec Holdings Inc (b)	143,849	1,788,043
AngioDynamics Inc (b)	57,213	583,573
Apyx Medical Corp (b)	42,616	66,481
Artivion Inc (b)	52,879	1,564,161
AtriCure Inc (b)	68,858	2,380,421
Autonomix Medical Inc (b)(c)	2,240	3,640
Avanos Medical Inc (b)	64,449	810,124
Avinger Inc (b)(d)	2,859	0
Axogen Inc (b)	62,183	677,173
Baxter International Inc	718,916	21,926,938
Becton Dickinson & Co	404,290	69,776,411
Beta Bionics Inc (c)	17,199	296,511
Beyond Air Inc (b)	93,184	16,997
Biomerica Inc (b)	4,289	13,081
BioSig Technologies Inc (b)(c)	17,568	98,381
Bioventus Inc (b)	58,472	378,899
Bluejay Diagnostics Inc (b)	735	1,168
Boston Scientific Corp (b)	2,074,847	218,398,395
Butterfly Network Inc Class A (b)(c)	252,505	606,012
Catheter Precision Inc (b)	10,593	1,959
Ceribell Inc	15,732	264,455
Cerus Corp (b)	266,124	337,977
ClearPoint Neuro Inc (b)	37,012	437,112
Co-Diagnostics Inc (b)	39,148	10,002
CONMED Corp	43,559	2,471,973
Cooper Cos Inc/The (b)	280,938	19,182,447
CVRx Inc (b)	21,452	142,334
CytoSorbents Corp (b)(c)	70,972	59,617
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	38,712	0
CytoSorbents Corp B warrants 12/31/2029 (b)(c)(d)	38,712	0
Delcath Systems Inc (b)	37,518	608,167
DENTSPLY SIRONA Inc	280,094	4,475,902
Dexcom Inc (b)	550,057	47,194,891
DIH Holdings US Inc Class A (b)(c)	31,199	7,154
Edwards Lifesciences Corp (b)	830,372	64,951,698
Ekso Bionics Holdings Inc (b)(c)	31,256	9,439
ElectroCore Inc (b)	7,588	37,940
ElectroCore Inc rights (b)(d)	2,019	0
Electromed Inc (b)	9,092	183,658
Embecta Corp	82,190	865,461
ENDRA Life Sciences Inc (b)(c)	690	2,312
Enovis Corp (b)	79,823	2,498,460
Envista Holdings Corp (b)	242,112	4,423,386
Envoy Medical Inc Class A (b)	9,994	15,890
enVVeno Medical Corp (b)	24,642	88,958
Femasys Inc (b)(c)	33,415	29,405
FONAR Corp (b)	7,979	115,696
Fractyl Health Inc (b)	11,222	21,322
GE HealthCare Technologies Inc	643,719	45,407,938
Glaukos Corp (b)	77,612	7,318,035
Globus Medical Inc Class A (b)	160,095	9,474,422
Haemonetics Corp (b)	70,770	4,791,837
HeartBeam inc (b)	31,302	53,213
HeartSciences Inc (b)	1,342	4,912
Helius Medical Technologies Inc (b)(c)	413	1,669
Hologic Inc (b)	315,922	19,640,871
Hyperfine Inc Class A (b)	94,019	56,646
ICU Medical Inc (b)	34,473	4,649,029
IDEXX Laboratories Inc (b)	115,272	59,176,034
Innovative Eyewear Inc (b)(c)	1,457	4,648
Inogen Inc (b)	33,900	217,808
Inspire Medical Systems Inc (b)	41,773	5,773,029
Insulet Corp (b)	98,740	32,093,462
Integer Holdings Corp (b)	47,172	5,602,147
Integra LifeSciences Holdings Corp (b)	93,637	1,185,444
Intelligent Bio Solutions Inc (b)(c)	8,942	12,608
Intuitive Surgical Inc (b)	502,127	277,344,827
INVO Fertility Inc Class A (b)	1,170	1,977
iRadimed Corp	10,870	629,156
iRhythm Technologies Inc (b)	44,052	6,189,306
IRIDEX Corp (b)	16,874	16,798
Kewaunee Scientific Corp (b)	3,084	118,611
KORU Medical Systems Inc (b)	60,743	164,006
Lantheus Holdings Inc (b)	97,895	7,396,946
LeMaitre Vascular Inc	28,865	2,372,703
LENSAR Inc (b)	13,550	183,332
LivaNova PLC (b)	76,509	3,309,014
LogicMark Inc (b)(c)	1,926	20
Lucid Diagnostics Inc (b)	32,238	44,811
Masimo Corp (b)	62,557	10,165,513
Medtronic PLC	1,805,471	149,817,984
Merit Medical Systems Inc (b)	81,989	7,791,415
Microbot Medical Inc (b)(c)	45,528	115,641
Milestone Scientific Inc (b)	72,271	66,674
Modular Medical Inc (b)	48,474	41,688
Monogram Technologies Inc (b)	31,000	74,710
Myomo Inc (b)	34,932	103,748
NanoVibronix Inc (b)(c)	1,110	1,176
Neogen Corp (b)(c)	277,820	1,628,025
Neuraxis Inc (b)(c)	4,523	12,348
Neuronetics Inc (b)	40,152	156,994
NeuroOne Medical Technologies Corp (b)	42,722	26,107
NeuroPace Inc (b)	20,707	273,747
Nexalin Technology Inc (b)	16,612	19,768
Nexgel Inc (b)	8,676	19,087
Novocure Ltd (b)	138,647	2,649,544
Nuwellis Inc (b)	7,989	6,871
Omnicell Inc (b)	65,262	1,982,007
OraSure Technologies Inc (b)	104,997	302,391
Orchestra BioMed Holdings Inc (b)(c)	37,596	107,149
Orthofix Medical Inc (b)	53,620	603,225
OrthoPediatrics Corp (b)	22,991	458,900
Outset Medical Inc (b)	5,086	89,361
Owlet Inc Class A (b)	8,660	46,851
PAVmed Inc (b)(c)	14,831	8,910
Penumbra Inc (b)	54,027	14,423,588
Precision Optics Corp Inc/Mass (b)	6,425	27,756
Predictive Oncology Inc (b)	9,839	8,659
Pro-Dex Inc (b)(c)	3,072	123,018
PROCEPT BioRobotics Corp (b)	76,149	4,416,642
Pulmonx Corp (b)	56,260	191,284
Pulse Biosciences Inc (b)(c)	26,106	451,765
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	2,579	12,709
QuidelOrtho Corp (b)	92,770	2,845,256
ResMed Inc	206,781	50,617,921
Retractable Technologies Inc (b)	15,739	10,230
Rockwell Medical Inc (b)	39,780	39,108
RxSight Inc (b)	48,844	746,825
Sanara Medtech Inc (b)	4,941	143,289
SeaStar Medical Holding Corp Class A (b)(c)	12,017	14,300
Semler Scientific Inc (b)(c)	10,967	438,680
Senseonics Holdings Inc (b)	843,458	441,550
Sensus Healthcare Inc (b)(c)	20,033	95,357
Sharps Technology Inc (b)	10	37
SI-BONE Inc (b)	53,299	1,007,351
Sight Sciences Inc (b)	45,234	166,913
SiNtx Technologies Inc (b)	2,163	5,862
Solventum Corp (b)	194,540	14,218,929
Spectral AI Inc Class A (b)(c)	18,659	29,854
STAAR Surgical Co (b)	69,459	1,237,065
Stereotaxis Inc (b)	107,513	229,003
STERIS PLC	138,341	33,922,597
Strata Skin Sciences Inc (b)	2,733	6,669
Stryker Corp	483,482	184,999,552
Surmodics Inc (b)	19,502	565,948
Tactile Systems Technology Inc (b)	33,922	335,149
Tandem Diabetes Care Inc (b)	92,467	1,832,696
Tela Bio Inc (b)	41,584	57,802
Teleflex Inc	65,360	7,991,567
Tenon Medical Inc (b)	3,803	4,107
Tivic Health Systems Inc (b)(c)	713	2,945
TransMedics Group Inc (b)(c)	47,251	6,006,547
Treace Medical Concepts Inc (b)	61,625	353,728
UFP Technologies Inc (b)	10,270	2,405,234
Utah Medical Products Inc	4,502	247,970
Varex Imaging Corp (b)	57,823	443,502
Venus Concept Inc (b)(c)	557	1,353
Vicarious Surgical Inc Class A (b)	4,795	36,154
Vivani Medical Inc (b)	39,772	50,113
VolitionRX Ltd (b)	98,632	49,612
Xtant Medical Holdings Inc (b)	74,213	49,003
Zimmer Biomet Holdings Inc	280,293	25,834,606
Zimvie Inc (b)	36,906	337,321
Zynex Inc (b)(c)	22,111	51,740
		1,839,474,607
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (b)	130,842	2,962,263
AdaptHealth Corp (b)	149,869	1,345,824
Addus HomeCare Corp (b)	25,300	2,806,023
agilon health Inc (b)	429,883	954,340
AirSculpt Technologies Inc (b)(c)	19,055	84,033
Alignment Healthcare Inc (b)	143,132	2,199,939
Amedisys Inc (b)	46,075	4,334,275
American Shared Hospital Services (b)	4,745	11,435
AMN Healthcare Services Inc (b)	53,610	1,131,707
Astrana Health Inc (b)	58,615	1,453,066
Aveanna Healthcare Holdings Inc (b)	81,846	436,239
Biodesix Inc (b)(c)	98,239	29,668
BrightSpring Health Services Inc (b)	76,162	1,813,417
Brookdale Senior Living Inc (b)	279,990	1,822,735
Cardinal Health Inc	340,084	52,522,573
Castle Biosciences Inc (b)	39,575	632,013
Cencora Inc	242,931	70,751,224
Centene Corp (b)	698,313	39,412,786
Chemed Corp	21,096	12,126,825
Cigna Group/The	385,500	122,064,720
Clover Health Investments Corp Class A (b)	580,260	1,822,016
Community Health Systems Inc (b)	169,291	656,849
Concentra Group Holdings Parent Inc (c)	152,452	3,297,537
CorVel Corp (b)	38,389	4,271,544
Cosmos Health Inc (b)	28,538	12,671
Cross Country Healthcare Inc (b)	43,570	574,253
Cryo-Cell International Inc	6,135	31,411
CVS Health Corp	1,775,179	113,682,463
DaVita Inc (b)	61,867	8,429,997
DocGo Inc Class A (b)	127,867	181,571
Elevance Health Inc	326,552	125,343,720
Encompass Health Corp	141,786	17,141,927
Enhabit Inc (b)	70,645	741,773
Ensign Group Inc/The	80,287	11,823,064
Fulgent Genetics Inc (b)	28,464	589,774
GeneDx Holdings Corp Class A (b)	28,617	2,038,103
Guardant Health Inc (b)	173,885	7,063,209
HCA Healthcare Inc	251,731	96,007,686
HealthEquity Inc (b)	122,028	12,277,237
Henry Schein Inc (b)	175,511	12,284,015
Hims & Hers Health Inc Class A (b)(c)	269,163	15,223,859
Humana Inc	169,857	39,598,762
Infusystem Holdings Inc (b)	29,869	172,643
Innovage Holding Corp (b)	29,157	119,252
Inspire Veterinary Partners Inc Class A (b)(c)	2,257	4,107
Joint Corp/The (b)	20,353	217,777
Kindly MD Inc (b)(c)	1,775	40,115
Labcorp Holdings Inc	117,410	29,231,568
LifeStance Health Group Inc (b)	182,790	1,085,773
McKesson Corp	176,451	126,958,259
ModivCare Inc (b)(c)	15,773	17,666
Molina Healthcare Inc (b)	78,151	23,839,181
MSP Recovery Inc Class A (b)	2,714	3,364
National HealthCare Corp	17,533	1,825,887
National Research Corp Class A	20,773	280,643
NeoGenomics Inc (b)	180,835	1,316,479
NeueHealth Inc (b)	4,778	32,825
Nutex Health Inc (b)	4,581	768,417
Oncology Institute Inc/The (b)	51,262	163,526
Ontrak Inc (b)(c)	2,924	4,503
OPKO Health Inc (b)	478,409	650,636
Option Care Health Inc (b)	239,565	7,828,984
Owens & Minor Inc (b)	104,083	686,948
P3 Health Partners Inc Class A (b)(c)	2,500	18,300
PACS Group Inc (b)	52,553	521,326
Pediatrix Medical Group Inc (b)	119,146	1,685,916
Pennant Group Inc/The (b)	48,361	1,388,444
Performant Healthcare Inc (b)	103,927	319,056
Precipio Inc (b)	1,752	16,679
Premier Inc Class A (c)	128,934	2,962,903
Privia Health Group Inc (b)	145,420	3,309,759
Progyny Inc (b)	104,467	2,246,041
Quest Diagnostics Inc	156,272	27,088,188
RadNet Inc (b)	91,718	5,272,868
Select Medical Holdings Corp	147,530	2,255,734
Sonida Senior Living Inc (b)	13,587	331,523
SunLink Health Systems Inc (b)	5,770	5,043
Surgery Partners Inc (b)	104,977	2,478,507
Talkspace Inc Class A (b)	198,351	632,740
Tenet Healthcare Corp (b)	133,865	22,592,396
UnitedHealth Group Inc	1,295,690	391,181,768
Universal Health Services Inc Class B	82,660	15,734,331
US Physical Therapy Inc	21,136	1,584,989
Viemed Healthcare Inc (b)	46,138	306,818
Vivos Therapeutics Inc (b)	9,070	21,949
		1,469,192,377
Health Care Technology - 0.1%
American Well Corp (b)	19,815	133,553
Bullfrog AI Holdings Inc (b)(c)	7,178	12,274
CareCloud Inc (b)	12,795	25,846
Certara Inc (b)	154,227	1,752,019
Claritev Corp Class A (b)(c)	8,893	341,936
DarioHealth Corp (b)(c)	46,605	33,215
Definitive Healthcare Corp Class A (b)(c)	74,395	246,247
Doximity Inc Class A (b)	187,931	9,789,326
Evolent Health Inc Class A (b)	151,198	1,126,425
Firefly Neuroscience Inc (b)(c)	8,465	26,242
Forian Inc (b)	18,930	39,374
GoodRx Holdings Inc Class A (b)	129,575	507,934
Health Catalyst Inc (b)	85,976	326,709
Healthcare Triangle Inc (b)	4,521	36
HealthStream Inc	34,078	954,866
iCAD Inc (b)	35,324	135,644
iSpecimen Inc (b)	5,466	6,669
LifeMD Inc (b)	53,147	648,925
OptimizeRx Corp (b)	22,909	278,115
Phreesia Inc (b)	77,821	1,905,836
Schrodinger Inc/United States (b)	78,006	1,686,490
Scienture Holdings Inc	6,682	5,842
SCWorx Corp (b)(c)	2,209	1,135
Simulations Plus Inc (c)	22,983	731,894
Streamline Health Solutions Inc (b)	4,853	25,139
Teladoc Health Inc (b)	242,124	1,675,498
TruBridge Inc (b)	17,221	412,099
Veeva Systems Inc Class A (b)	210,287	58,817,274
VSee Health Inc (b)	8,385	10,565
Waystar Holding Corp (b)	111,497	4,457,650
		86,114,777
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	152,293	1,451,352
Adaptive Biotechnologies Corp (b)	158,103	1,505,141
Agilent Technologies Inc	401,663	44,954,123
Akoya Biosciences Inc (b)(c)	31,117	38,896
Alpha Teknova Inc (b)(c)	18,898	109,041
Applied Dna Sciences Inc (b)(c)	1,410	476
Atlantic International Corp (b)	15,476	41,630
Avantor Inc (b)	958,805	12,378,173
Azenta Inc (b)	64,346	1,719,325
Bio-Rad Laboratories Inc Class A (b)	27,104	6,150,711
Bio-Techne Corp	222,553	10,771,565
BioLife Solutions Inc (b)	51,047	1,116,908
Bionano Genomics Inc (b)(c)	2,382	8,742
Bruker Corp	155,857	5,719,952
Champions Oncology Inc (b)	8,689	51,004
Charles River Laboratories International Inc (b)	71,986	9,763,461
Codexis Inc (b)	114,987	264,470
Conduit Pharmaceuticals Inc Class A (b)	8	26
CryoPort Inc (b)	69,773	419,336
Cytek Biosciences Inc (b)	148,186	410,475
Danaher Corp	901,054	171,110,155
Fortrea Holdings Inc (b)	126,180	542,574
Harvard Bioscience Inc (b)	55,562	25,947
Illumina Inc (b)	222,975	18,337,464
Inotiv Inc (b)(c)	43,163	112,224
IQVIA Holdings Inc (b)	235,493	33,046,733
Lifecore Biomedical Inc (b)(c)	52,076	352,555
Maravai LifeSciences Holdings Inc Class A (b)	168,577	379,298
MaxCyte Inc (United States) (b)	149,166	355,015
Medpace Holdings Inc (b)	35,172	10,372,223
Mesa Laboratories Inc	7,670	771,755
Mettler-Toledo International Inc (b)	29,438	34,016,198
Nautilus Biotechnology Inc Class A (b)	64,093	47,877
Niagen Bioscience Inc (b)	74,285	803,764
OmniAb Inc (b)(c)	137,435	174,542
Pacific Biosciences of California Inc (b)(c)	359,567	346,515
Personalis Inc (b)	63,077	292,047
Quanterix Corp (b)	51,162	266,042
Quantum-Si Inc Class A (b)(c)	194,000	325,920
Rapid Micro Biosystems Inc Class A (b)	24,967	83,140
Repligen Corp (b)	73,349	8,660,316
Revvity Inc	171,287	15,487,771
Seer Inc Class A (b)	55,361	106,293
Sotera Health Co (b)	215,506	2,637,793
Standard BioTools Inc (b)(c)	428,960	433,250
Thermo Fisher Scientific Inc	538,517	216,925,419
Waters Corp (b)	83,591	29,193,321
West Pharmaceutical Services Inc	101,971	21,500,585
		663,581,543
Pharmaceuticals - 2.8%
60 Degrees Pharmaceuticals Inc (b)	2,236	5,769
Aardvark Therapeutics Inc	8,535	89,105
Aclaris Therapeutics Inc (b)	152,044	221,984
Adial Pharmaceuticals Inc (b)	9,158	6,273
ALT5 Sigma Corp (b)(c)	19,946	185,697
Alto Neuroscience Inc (b)	31,075	80,174
Alumis Inc	69,073	241,756
Amneal Intermediate Inc Class A (b)	208,485	1,526,110
Amphastar Pharmaceuticals Inc (b)	52,840	1,358,516
Amylyx Pharmaceuticals Inc (b)	97,777	503,552
AN2 Therapeutics Inc (b)	30,268	32,084
Anebulo Pharmaceuticals Inc (b)	39,484	39,879
ANI Pharmaceuticals Inc (b)	23,378	1,372,756
ANI Pharmaceuticals Inc rights (b)(d)	60,493	0
Aquestive Therapeutics Inc (b)(c)	99,500	269,645
Arvinas Inc (b)	90,062	648,446
Assertio Holdings Inc (b)(c)	129,012	85,703
Atea Pharmaceuticals Inc (b)	99,479	295,453
Athira Pharma Inc (b)(c)	39,326	12,289
Axsome Therapeutics Inc (b)	57,311	6,026,825
Aytu BioPharma Inc (b)	8,054	14,336
BioAge Labs Inc	16,444	65,118
Biofrontera Inc (b)(c)	7,488	4,208
Biote Corp Class A (b)	32,009	110,751
Bristol-Myers Squibb Co	2,857,395	137,955,031
Cadrenal Therapeutics Inc (b)	1,849	24,647
CalciMedica Inc (b)	12,421	20,743
Cassava Sciences Inc (b)(c)	64,318	129,279
Cingulate Inc (b)(c)	4,692	18,393
Citius Pharmaceuticals Inc (b)(c)	14,185	9,646
Clearside Biomedical Inc (b)	96,432	73,385
CNS Pharmaceuticals Inc (b)(c)	1,680	1,730
Cocrystal Pharma Inc (b)	9,629	16,562
Cognition Therapeutics Inc (b)	48,201	11,520
Collegium Pharmaceutical Inc (b)	45,487	1,325,491
Context Therapeutics Inc (b)	70,420	40,639
Contineum Therapeutics Inc Class A (b)	7,804	28,563
Corcept Therapeutics Inc (b)	131,275	10,181,689
CorMedix Inc (b)	85,501	1,037,982
Cumberland Pharmaceuticals Inc (b)	11,411	56,599
Dare Bioscience Inc (b)	11,883	35,293
Durect Corp (b)	41,371	21,980
Edgewise Therapeutics Inc (b)	97,202	1,388,045
Elanco Animal Health Inc (b)	695,955	9,353,635
Eli Lilly & Co	1,109,341	818,327,575
Enliven Therapeutics Inc (b)	42,657	758,015
Enliven Therapeutics Inc rights (b)(d)	19,688	0
Enveric Biosciences Inc (b)(c)	4,653	5,491
Esperion Therapeutics Inc (b)	254,522	216,293
Eton Pharmaceuticals Inc (b)	35,765	675,601
Evoke Pharma Inc (b)	1,481	5,109
Evolus Inc (b)	69,410	637,878
Eyenovia Inc (b)(c)	1,746	2,916
EyePoint Pharmaceuticals Inc (b)	95,962	694,765
Fulcrum Therapeutics Inc (b)	60,969	419,162
Harmony Biosciences Holdings Inc (b)	53,832	1,857,204
Harrow Inc (b)	43,138	1,212,609
Hoth Therapeutics Inc (b)	12,867	10,683
IGC Pharma Inc (b)	95,369	29,984
Ikena Oncology Inc (b)	34,658	41,243
Impact BioMedical Inc (b)	3,857	1,990
Innoviva Inc (b)	77,318	1,513,113
Jaguar Health Inc (b)(c)	635	2,794
Jazz Pharmaceuticals PLC (b)	85,078	9,194,379
Johnson & Johnson	3,389,821	526,134,117
Journey Medical Corp (b)	14,360	115,742
Kiora Pharmaceuticals Inc (b)	3,446	10,269
LENZ Therapeutics Inc (b)(c)	22,906	668,855
Ligand Pharmaceuticals Inc (b)	26,625	2,720,809
Lipocine Inc (b)	7,772	25,881
Liquidia Corp (b)	66,594	993,582
Lyra Therapeutics Inc (b)(c)	1,260	6,212
Maze Therapeutics Inc (c)	12,462	124,745
MBX Biosciences Inc (b)(c)	15,157	188,250
Merck & Co Inc	3,561,740	273,684,102
Mind Medicine MindMed Inc (b)(c)	93,153	676,291
Mira Pharmaceuticals Inc (b)(c)	16,715	22,565
Nektar Therapeutics (b)	233,590	169,236
Neumora Therapeutics Inc (b)	117,707	84,314
NovaBay Pharmaceuticals Inc (b)	7,349	4,042
NRX Pharmaceuticals Inc (b)(c)	19,860	52,430
Nutriband Inc (b)(c)	7,513	48,835
Nuvation Bio Inc Class A (b)	359,965	763,126
Ocular Therapeutix Inc (b)	179,392	1,436,930
Omeros Corp (b)(c)	81,749	252,604
Optinose Inc (d)	11,194	0
Organon & Co	363,518	3,351,636
Pacira BioSciences Inc (b)	65,014	1,679,962
Perrigo Co PLC	192,366	5,149,638
Pfizer Inc	7,979,593	187,440,640
Phathom Pharmaceuticals Inc (b)(c)	62,710	266,518
Phibro Animal Health Corp Class A	28,660	699,877
Pliant Therapeutics Inc (b)	76,727	103,581
Prestige Consumer Healthcare Inc (b)	69,765	5,976,768
Processa Pharmaceuticals Inc (b)(c)	20,890	6,110
ProPhase Labs Inc (b)(c)	40,383	14,922
Pulmatrix Inc (b)	5,368	48,205
Rafael Holdings Inc Class B (b)	56,173	80,327
Rani Therapeutics Holdings Inc Class A (b)(c)	26,829	15,003
Rapport Therapeutics Inc (b)(c)	12,067	99,794
Relmada Therapeutics Inc (b)(c)	38,854	29,141
Reviva Pharmaceuticals Holdings Inc (b)	59,713	57,934
Royalty Pharma PLC Class A	524,773	17,254,536
Satsuma Pharmaceuticals Inc rights (b)(d)	25,923	0
scPharmaceuticals Inc (b)(c)	37,897	137,945
SCYNEXIS Inc (b)	51,567	45,126
Senestech Inc (b)(c)	1,949	5,399
Septerna Inc (c)	23,858	220,687
SIGA Technologies Inc	57,339	342,887
Sonoma Pharmaceuticals Inc (b)	2,314	8,030
Supernus Pharmaceuticals Inc (b)	77,877	2,468,701
Talphera Inc (b)	22,889	11,158
Tarsus Pharmaceuticals Inc (b)	49,052	2,106,783
Telomir Pharmaceuticals Inc (b)(c)	24,704	48,049
Terns Pharmaceuticals Inc (b)	82,863	257,704
TFF Pharmaceuticals Inc (b)(d)	4,807	312
TherapeuticsMD Inc (b)	15,320	22,367
Theravance Biopharma Inc (b)	47,934	439,075
Third Harmonic Bio Inc (b)	29,874	155,644
Titan Pharmaceuticals Inc (b)	985	4,551
Traws Pharma Inc (b)	5,859	8,320
Traws Pharma Inc rights (b)(d)	21,108	0
Trevi Therapeutics Inc (b)	90,950	592,085
Tvardi Therapeutics Inc (b)	1,847	52,344
Ventyx Biosciences Inc (b)	85,848	145,942
Verrica Pharmaceuticals Inc (b)	88,271	43,659
Veru Inc (b)(c)	189,441	96,274
Viatris Inc	1,680,728	14,773,599
VYNE Therapeutics Inc (b)	17,731	16,844
WaVe Life Sciences Ltd (b)	165,533	994,853
Xeris Biopharma Holdings Inc (b)	209,669	1,035,765
Xeris Biopharma Holdings Inc rights (b)(d)	47,594	0
Zevra Therapeutics Inc (b)	69,077	590,608
Zoetis Inc Class A	630,446	106,312,109
		2,171,928,434
TOTAL HEALTH CARE		7,863,606,586

Industrials - 9.8%
Aerospace & Defense - 2.2%
AAR Corp (b)	49,734	3,054,165
AeroVironment Inc (b)	39,440	7,021,503
AerSale Corp (b)	43,684	257,299
Air Industries Group (b)(c)	3,187	11,154
Archer Aviation Inc Class A (b)(c)	572,739	5,778,937
Astronics Corp (b)	41,804	1,305,121
ATI Inc (b)	200,766	15,989,004
Axon Enterprise Inc (b)	101,991	76,529,967
Boeing Co (b)	1,056,008	218,931,579
BWX Technologies Inc	128,710	16,165,976
Byrna Technologies Inc (b)(c)	25,259	673,405
Cadre Holdings Inc	36,650	1,201,021
CPI Aerostructures Inc (b)	15,282	45,999
Curtiss-Wright Corp	53,003	23,327,150
Ducommun Inc (b)	19,247	1,354,604
Eve Holding Inc Class A (b)(c)	71,179	384,367
GE Aerospace	1,511,064	371,585,748
General Dynamics Corp	357,288	99,501,135
HEICO Corp	58,749	17,603,550
HEICO Corp Class A	102,278	24,121,244
Hexcel Corp	114,222	6,041,202
Howmet Aerospace Inc	570,180	96,867,880
Huntington Ingalls Industries Inc	55,095	12,289,491
Innovative Solutions And Support Inc (b)	15,446	172,841
Intuitive Machines Inc Class A (b)	113,612	1,296,313
Karman Holdings Inc (c)	31,663	1,357,076
Kratos Defense & Security Solutions Inc (b)	215,193	7,938,470
L3Harris Technologies Inc	265,153	64,787,484
Leonardo DRS Inc	104,413	4,416,670
Loar Holdings Inc (b)	38,206	3,325,832
Lockheed Martin Corp	294,967	142,286,181
Mercury Systems Inc (b)	71,425	3,517,681
Momentus Inc Class A (b)(c)	5,153	8,759
Moog Inc Class A	39,920	7,397,575
National Presto Industries Inc	7,241	620,192
Northrop Grumman Corp	191,597	92,880,478
Optex Systems Holdings Inc (b)	8,314	70,918
Park Aerospace Corp	25,056	342,014
Redwire Corp Class A (b)(c)	33,910	485,252
Rocket Lab Corp (c)	492,616	13,197,183
RTX Corp	1,875,648	255,988,439
Sidus Space Inc Class A (b)(c)	13,038	18,253
SIFCO Industries Inc (b)	4,898	15,354
Spirit AeroSystems Holdings Inc Class A (b)	164,720	6,157,234
Standard Aero Inc	184,938	5,424,232
Textron Inc	256,923	19,020,010
TransDigm Group Inc	78,948	115,929,612
Triumph Group Inc (b)	108,795	2,805,823
V2X Inc (b)	20,031	907,004
Virgin Galactic Holdings Inc Class A (b)(c)	38,124	122,378
VirTra Inc (b)	15,126	88,336
Woodward Inc	83,567	18,078,049
		1,768,697,144
Air Freight & Logistics - 0.3%
Air T Inc (b)	1,169	20,984
Callan Jmb Inc	2,185	11,144
CH Robinson Worldwide Inc	167,091	16,035,723
Expeditors International of Washington Inc	196,992	22,206,908
FedEx Corp	311,991	68,045,237
Forward Air Corp Class A (b)(c)	27,957	469,118
GXO Logistics Inc (b)	168,171	6,918,555
Hub Group Inc Class A	85,293	2,875,227
Radiant Logistics Inc (b)	64,156	381,087
United Parcel Service Inc Class B	1,030,036	100,469,711
		217,433,694
Building Products - 0.7%
A O Smith Corp	166,309	10,695,332
AAON Inc	94,971	9,144,758
Advanced Drainage Systems Inc (c)	99,365	10,926,175
Allegion plc	122,349	17,459,202
Alpha Pro Tech Ltd (b)	12,292	58,018
American Woodmark Corp (b)	21,328	1,202,259
Apogee Enterprises Inc	31,200	1,205,880
Armstrong World Industries Inc	61,343	9,546,811
AZEK Co Inc/The Class A (b)	202,112	10,006,565
AZZ Inc	42,122	3,820,044
Builders FirstSource Inc (b)	161,989	17,442,976
Carlisle Cos Inc	62,583	23,792,805
Carrier Global Corp	1,136,938	80,949,986
CEA Industries Inc (b)	1,298	10,435
CSW Industrials Inc	23,629	7,225,512
Fortune Brands Innovations Inc	174,812	8,810,525
Gibraltar Industries Inc (b)	42,859	2,510,680
Griffon Corp	55,496	3,815,350
Hayward Holdings Inc (b)	200,324	2,794,520
Insteel Industries Inc	27,436	960,809
Janus International Group Inc (b)	199,466	1,629,637
JELD-WEN Holding Inc (b)	119,291	435,412
Jewett-Cameron Trading Co Ltd (b)	1,811	6,736
Johnson Controls International plc	929,375	94,210,744
Lennox International Inc	45,081	25,445,970
Masco Corp	298,266	18,617,764
Masterbrand Inc (b)	179,554	1,831,451
Northann Corp (b)	18,585	17,394
Owens Corning	120,755	16,175,132
Quanex Building Products Corp	67,008	1,121,044
Resideo Technologies Inc (b)	207,116	4,287,301
Simpson Manufacturing Co Inc	59,381	9,245,622
Tecnoglass Inc	31,117	2,664,549
Trane Technologies PLC	315,765	135,864,207
Trex Co Inc (b)	150,760	8,422,961
UFP Industries Inc	85,535	8,344,795
Zurn Elkay Water Solutions Corp	201,267	7,283,853
		557,983,214
Commercial Services & Supplies - 0.7%
ABM Industries Inc	87,616	4,612,982
ACCO Brands Corp	133,759	480,195
Acme United Corp	4,264	169,707
ACV Auctions Inc Class A (b)	222,807	3,649,579
Aqua Metals Inc (b)(c)	12,240	9,775
Avalon Holdings Corp Class A (b)	2,565	6,284
Bitcoin Depot Inc Class A (b)	14,039	54,752
Brady Corp Class A	62,416	4,354,764
Bridger Aerospace Group Holdings Inc (b)	31,776	52,430
BrightView Holdings Inc (b)	82,137	1,279,694
Brink's Co/The	61,362	5,035,366
Casella Waste Systems Inc Class A (b)	87,672	10,276,035
CECO Environmental Corp (b)	40,514	1,089,421
Cintas Corp	482,847	109,364,847
Clean Harbors Inc (b)	71,252	16,159,241
CompX International Inc Class A	2,214	56,789
Copart Inc (b)	1,234,271	63,540,271
CoreCivic Inc (b)	154,627	3,395,609
Deluxe Corp	63,337	903,819
Driven Brands Holdings Inc (b)	82,954	1,478,240
DSS Inc (b)	2,771	2,494
Ennis Inc	36,228	676,377
Enviri Corp (b)	112,475	916,671
Fuel Tech Inc (b)	32,291	53,603
GEO Group Inc/The (b)	191,548	5,198,613
Greenwave Technology Solutions Inc (b)(c)	56,567	10,923
Healthcare Services Group Inc (b)	103,557	1,460,154
HNI Corp	67,503	3,140,915
Interface Inc	82,138	1,650,152
Knightscope Inc Class A (b)(c)	5,485	30,606
LanzaTech Global Inc Class A (b)(c)	123,630	34,888
Liquidity Services Inc (b)	31,996	747,747
MillerKnoll Inc	96,563	1,629,018
Mobile Infrastructure Corp Class A (b)	53,244	209,249
Montrose Environmental Group Inc (b)	44,951	877,893
MSA Safety Inc	55,235	9,001,648
NL Industries Inc	12,144	88,530
Odyssey Marine Exploration Inc (b)	38,982	30,472
OPENLANE Inc (b)	150,381	3,448,236
Perma-Fix Environmental Services Inc (b)(c)	24,210	256,384
Pitney Bowes Inc	222,496	2,291,709
Pursuit Attractions and Hospitality Inc (b)	29,988	836,365
Quad/Graphics Inc Class A	44,488	259,365
Quest Resource Holding Corp (b)	20,802	45,764
Republic Services Inc	285,690	73,505,181
Rollins Inc	395,342	22,633,330
Royalty Management Holding Corp Class A (b)	9,251	10,176
Steelcase Inc Class A	132,774	1,368,900
Team Inc (b)	6,347	114,881
Tetra Tech Inc	377,329	13,183,875
TOMI Environmental Solutions Inc (b)	18,759	15,232
UniFirst Corp/MA	21,166	3,991,061
Veralto Corp	348,046	35,163,087
Vestis Corp	161,281	993,491
Virco Mfg. Corp (c)	13,323	112,046
VSE Corp (c)	24,998	3,251,990
Waste Management Inc	514,126	123,888,943
		537,099,769
Construction & Engineering - 0.3%
AECOM	186,795	20,519,431
Ameresco Inc Class A (b)	45,747	630,394
API Group Corp (b)	343,520	16,032,078
Arcosa Inc	68,700	5,926,749
Argan Inc	18,168	3,820,730
Bowman Consulting Group Ltd (b)	19,763	495,458
Centuri Holdings Inc (b)	30,129	629,094
Comfort Systems USA Inc	49,947	23,886,154
Concrete Pumping Holdings Inc	33,713	237,002
Construction Partners Inc Class A (b)	66,429	6,954,452
Dycom Industries Inc (b)	41,078	9,444,654
EMCOR Group Inc	64,759	30,557,182
Everus Construction Group Inc	71,814	4,158,749
Fluor Corp (b)	241,522	10,042,485
Granite Construction Inc	61,158	5,470,583
Great Lakes Dredge & Dock Corp (b)	94,477	1,056,253
IES Holdings Inc (b)	11,837	3,073,595
INNOVATE Corp (b)	17,714	102,387
Limbach Holdings Inc (b)	14,459	1,853,933
MasTec Inc (b)	86,624	13,507,280
Matrix Service Co (b)	34,526	421,908
MYR Group Inc (b)	22,712	3,562,377
Nocera Inc (b)(c)	11,663	12,246
Northwest Pipe Co (b)	13,807	533,502
Orion Group Holdings Inc (b)	48,763	401,807
Primoris Services Corp	75,667	5,456,347
Quanta Services Inc	207,817	71,189,792
Safe & Green Holdings Corp (b)(c)	8,098	8,908
Shimmick Corp (b)	1,645	2,731
Southland Holdings Inc (b)	15,075	58,491
Sterling Infrastructure Inc (b)	43,229	8,127,484
Tutor Perini Corp (b)	62,035	2,287,851
Valmont Industries Inc	28,214	8,973,181
WillScot Holdings Corp	259,983	7,006,542
		266,441,810
Electrical Equipment - 0.9%
374Water Inc (b)(c)	98,284	42,695
Acuity Inc	43,150	11,214,254
Advent Technologies Holdings Inc (b)	3,602	8,825
Allient Inc	20,736	630,374
American Superconductor Corp (b)	55,596	1,571,143
AMETEK Inc	325,676	58,211,328
Amprius Technologies Inc (b)(c)	53,061	142,734
Array Technologies Inc (b)	203,390	1,342,374
Atkore Inc	48,485	3,156,374
Babcock & Wilcox Enterprises Inc (b)	82,036	57,278
Beam Global (b)(c)	19,907	32,050
Blink Charging Co (b)(c)	141,567	99,522
Bloom Energy Corp Class A (b)(c)	279,941	5,170,510
Broadwind Inc (b)	29,543	48,451
ChargePoint Holdings Inc Class A (b)(c)	578,411	402,343
Complete Solaria Inc Class A (b)(c)	58,874	81,835
Dragonfly Energy Holdings Corp (b)	3,911	1,600
Eaton Corp PLC	556,382	178,153,516
Emerson Electric Co	793,926	94,778,886
Energous Corp (b)(c)	51,541	14,514
Energy Focus Inc (b)	4,858	9,910
Energy Vault Holdings Inc Class A (b)(c)	137,080	113,242
EnerSys	55,613	4,650,915
Enovix Corp Class B (b)(c)	224,996	1,714,470
Eos Energy Enterprises Inc (b)(c)	306,752	1,276,088
Espey Mfg. & Electronics Corp	3,443	126,014
ESS Tech Inc Class A (b)(c)	8,710	14,807
Expion360 Inc (b)	3,880	3,518
Fluence Energy Inc Class A (b)(c)	88,391	415,438
Flux Power Holdings Inc (b)	17,093	25,981
FTC Solar Inc (b)(c)	11,044	45,391
FuelCell Energy Inc (b)(c)	29,023	148,308
GE Vernova Inc	388,441	183,724,824
Generac Holdings Inc (b)	83,906	10,247,440
GrafTech International Ltd (b)	269,330	268,307
Hubbell Inc (c)	75,548	29,431,990
Hyliion Holdings Corp Class A (b)	175,202	269,811
Ideal Power Inc (b)	10,514	51,308
KULR Technology Group Inc (b)(c)	269,461	315,269
LSI Industries Inc	37,471	609,653
NeoVolta Inc (b)(c)	40,901	137,018
Net Power Inc Class A (b)(c)	52,994	112,877
NEXTracker Inc Class A (b)	202,370	11,472,355
NuScale Power Corp Class A (b)(c)	153,179	4,900,196
Nuvve Holding Corp (b)(c)	2,711	3,307
nVent Electric PLC	231,934	15,261,257
Ocean Power Technologies Inc (b)(c)	208,200	98,541
Orion Energy Systems Inc (b)	44,080	29,573
Pioneer Power Solutions Inc	11,841	31,734
Plug Power Inc (b)(c)	1,222,838	1,079,399
Polar Power Inc (b)	2,928	5,285
Powell Industries Inc (c)	13,259	2,248,594
Power Solutions International Inc (b)	7,453	315,784
Preformed Line Products Co	4,081	582,114
Regal Rexnord Corp	93,237	12,441,545
Rockwell Automation Inc	159,196	50,234,298
Sensata Technologies Holding PLC	210,578	5,487,663
Servotronics Inc (b)	1,736	81,036
SES AI Corp Class A (b)(c)	213,776	194,322
Shoals Technologies Group Inc (b)	235,174	1,110,021
SKYX Platforms Corp (b)(c)	94,739	122,213
SolarMax Technology Inc (b)	6,239	7,112
Solidion Technology Inc Class A (b)(c)	1,261	4,149
Stardust Power Inc Class A (b)	17,362	10,810
Stem Inc Class A (b)(c)	233,011	113,966
SUNation Energy Inc (b)	10	14
SUNation Energy Inc rights (b)(d)	1,326	0
Sunrun Inc (b)(c)	315,774	2,365,147
Thermon Group Holdings Inc (b)	47,447	1,230,775
Tigo Energy Inc (b)	29,269	27,867
TPI Composites Inc (b)(c)	55,961	67,153
Ultralife Corp (b)	12,670	84,509
Vertiv Holdings Co Class A	535,984	57,848,753
Vicor Corp (b)	32,508	1,418,649
Westwater Resources Inc (b)	85,118	40,252
Zeo Energy Corp Class A (b)(c)	10,366	32,031
		757,823,609
Ground Transportation - 0.9%
ArcBest Corp	32,844	2,058,990
Avis Budget Group Inc (b)	23,721	2,888,981
Covenant Logistics Group Inc Class A	22,180	503,486
CSX Corp	2,714,768	85,759,521
Ftai Infrastructure Inc (c)	160,723	982,018
Heartland Express Inc	58,428	522,931
Hertz Global Holdings Inc (b)(c)	172,662	1,130,936
JB Hunt Transport Services Inc	111,800	15,523,430
Knight-Swift Transportation Holdings Inc	227,817	10,096,849
Landstar System Inc	49,711	6,821,343
Lyft Inc Class A (b)	518,660	7,904,378
Marten Transport Ltd	79,843	1,041,153
Norfolk Southern Corp	318,799	78,781,609
Old Dominion Freight Line Inc	264,522	42,368,489
PAMT CORP (b)	7,761	97,478
Proficient Auto Logistics Inc (b)	22,779	183,599
RXO Inc (b)	199,070	3,091,557
Ryder System Inc	59,219	8,712,891
Saia Inc (b)	37,441	9,899,775
Schneider National Inc Class B (c)	66,084	1,531,166
Toppoint Holdings Inc (c)	1,675	2,429
U-Haul Holding Co (b)(c)	15,234	974,976
U-Haul Holding Co Class N	139,981	7,984,516
Uber Technologies Inc (b)	2,941,128	247,525,333
Union Pacific Corp	850,730	188,572,812
Universal Logistics Holdings Inc	10,067	242,212
Werner Enterprises Inc	87,344	2,266,577
XPO Inc (b)	165,023	18,784,568
		746,254,003
Industrial Conglomerates - 0.4%
3M Co	764,338	113,389,542
Honeywell International Inc	915,508	207,518,198
Hyperscale Data Inc (d)	974	0
Hyperscale Data Inc Class A (b)(c)	1,646	8,823
		320,916,563
Machinery - 1.8%
3D Systems Corp (b)	191,225	296,399
AGCO Corp	87,223	8,546,110
AgEagle Aerial Systems Inc (b)(c)	7,596	6,002
Agrify Corp (b)	1,626	44,748
AirJoule Technologies Corp Class A (b)(c)	28,562	109,678
Alamo Group Inc	14,631	2,897,523
Albany International Corp Class A	44,160	2,917,651
Allison Transmission Holdings Inc	120,398	12,463,601
Art's-Way Manufacturing Co Inc (b)	3,834	6,901
Astec Industries Inc	32,204	1,265,295
Atmus Filtration Technologies Inc	117,060	4,216,501
Blue Bird Corp (b)	45,355	1,755,239
Caterpillar Inc	672,854	234,173,378
Chart Industries Inc (b)	59,184	9,283,602
Chicago Rivet & Machine CO	963	12,057
Cleancore Solutions Inc (b)(c)	3,484	7,665
ClearSign Technologies Corp (b)	71,399	46,966
CNH Industrial NV Class A	1,230,604	15,394,856
Columbus McKinnon Corp/NY	40,735	593,102
Commercial Vehicle Group Inc (b)	41,348	53,752
Crane Co	68,494	11,739,872
Cummins Inc	193,587	62,234,349
Deere & Co	356,595	180,529,785
Donaldson Co Inc	168,326	11,707,073
Douglas Dynamics Inc	32,554	894,909
Dover Corp	193,167	34,335,434
Eastern Co/The	7,694	172,115
Energy Recovery Inc (b)	81,828	1,031,851
Enerpac Tool Group Corp Class A	76,700	3,288,896
Enpro Inc	29,578	5,476,071
Esab Corp	79,985	9,837,355
ESCO Technologies Inc	36,379	6,593,330
Federal Signal Corp	86,035	8,093,312
Flowserve Corp	184,913	9,229,008
Fortive Corp	480,280	33,710,853
Franklin Electric Co Inc	55,486	4,793,436
FreightCar America Inc (b)	20,118	159,133
Gates Industrial Corp PLC (b)	319,845	6,764,722
Gencor Industries Inc (b)	14,517	200,189
Gorman-Rupp Co/The	28,786	1,050,689
Graco Inc	237,802	20,132,317
Graham Corp (b)	14,596	575,520
Greenbrier Cos Inc/The	44,376	2,000,026
Helios Technologies Inc	46,828	1,419,825
Hillenbrand Inc	99,545	1,945,109
Hillman Solutions Corp Class A (b)	277,450	2,008,738
Hurco Cos Inc (b)	8,281	121,151
Hydrofarm Holdings Group Inc (b)(c)	5,854	21,543
Hyster-Yale Inc Class A	15,856	636,777
Hyzon Motors Inc Class A (b)(c)(d)	4,504	2,854
IDEX Corp	106,617	19,288,081
Illinois Tool Works Inc	376,042	92,160,373
Ingersoll Rand Inc	567,143	46,301,555
ITT Inc	114,524	17,240,443
JBT Marel Corp	65,015	7,464,372
Kadant Inc (c)	16,540	5,192,071
Kennametal Inc	109,569	2,359,021
L B Foster Co Class A (b)	14,418	272,356
Laser Photonics Corp (b)(c)	10,766	24,654
Lincoln Electric Holdings Inc	79,439	15,378,596
Lindsay Corp	15,319	2,135,469
LiqTech International Inc (b)	5,048	8,228
Manitowoc Co Inc/The (b)	49,589	521,180
Mayville Engineering Co Inc (b)	16,606	261,711
Microvast Holdings Inc (b)	259,866	932,919
Middleby Corp/The (b)	75,675	11,058,388
Miller Industries Inc/TN	16,184	733,621
Mueller Industries Inc	160,188	12,473,840
Mueller Water Products Inc Class A1	220,561	5,410,361
Nauticus Robotics Inc (b)	6,943	6,361
Nephros Inc (b)	13,242	36,018
NN Inc (b)	63,784	130,757
Nordson Corp	76,348	16,185,013
Nuburu Inc Class A (b)(c)	20,196	7,432
Omega Flex Inc	4,537	148,451
Oshkosh Corp	91,667	9,092,450
Otis Worldwide Corp	558,176	53,222,082
PACCAR Inc	738,531	69,311,134
Palladyne AI Corp Class A (b)(c)	26,735	210,404
Park-Ohio Holdings Corp	11,584	211,987
Parker-Hannifin Corp	181,273	120,492,163
Pentair PLC	232,559	23,065,202
Perma-Pipe International Holdings Inc (b)	10,668	141,778
Proto Labs Inc (b)	34,588	1,279,064
Rain Enhancement Technologies Holdco Inc Class A (c)	1,753	6,486
RBC Bearings Inc (b)	44,031	16,109,622
REV Group Inc	73,371	2,750,679
Richtech Robotics Inc Class B (b)(c)	81,065	187,260
Shyft Group Inc/The	45,213	474,284
Snap-on Inc	73,770	23,661,728
SPX Technologies Inc (b)	65,279	9,928,283
Standex International Corp	16,796	2,535,188
Stanley Black & Decker Inc	217,055	14,201,909
Symbotic Inc Class A (b)(c)	56,177	1,610,595
Taylor Devices Inc (b)	4,497	166,074
TechPrecision Corp (b)	12,425	46,967
Tennant CO	26,727	1,989,023
Terex Corp	93,524	4,209,515
Timken Co/The	89,907	6,157,730
Titan International Inc (b)	67,931	491,820
Toro Co/The	141,738	10,740,906
Trinity Industries Inc	116,105	2,988,543
Twin Disc Inc	15,958	115,696
Urban-Gro Inc (b)	12,968	4,317
Wabash National Corp	60,949	528,428
Watts Water Technologies Inc Class A	38,552	9,334,210
Westinghouse Air Brake Technologies Corp	240,532	48,664,434
Worthington Enterprises Inc	43,818	2,581,318
Xos Inc (b)(c)	6,764	22,321
Xylem Inc/NY	342,075	43,115,133
		1,450,177,272
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd (c)	61,220	810,553
Kirby Corp (b)	80,636	8,921,567
Lakeside Holding Ltd (b)	2,080	2,006
Matson Inc	46,727	5,273,142
Pangaea Logistics Solutions Ltd	49,059	220,766
		15,228,034
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	173,309	8,826,627
Allegiant Travel Co (b)	20,479	1,138,223
American Airlines Group Inc (b)(c)	925,164	10,556,121
Blade Air Mobility Inc (b)	85,771	299,341
Delta Air Lines Inc	903,507	43,720,705
flyExclusive Inc Class A (b)	5,595	17,736
Frontier Group Holdings Inc (b)(c)	114,147	458,871
Jet.AI Inc Class A (b)(c)	1,874	7,121
JetBlue Airways Corp (b)(c)	427,361	2,158,173
Joby Aviation Inc Class A (b)(c)	678,690	5,307,356
Mesa Air Group Inc (b)	47,303	48,249
SkyWest Inc (b)	56,824	5,764,795
Southwest Airlines Co (c)	834,441	27,853,641
Sun Country Airlines Holdings Inc (b)	55,542	643,176
Surf Air Mobility Inc (b)(c)	15,953	37,170
United Airlines Holdings Inc (b)	463,012	36,783,988
Volato Group Inc Class A (b)(c)	2,172	4,561
Wheels Up Experience Inc Class A (b)(c)	126,408	165,594
		143,791,448
Professional Services - 0.9%
Alight Inc Class A	637,469	3,480,581
Amentum Holdings Inc	202,169	4,176,812
Asure Software Inc (b)	35,220	341,634
Automatic Data Processing Inc	572,864	186,484,418
Barrett Business Services Inc	36,461	1,506,751
BGSF Inc (b)	14,423	63,605
BlackSky Technology Inc Class A (b)(c)	34,299	383,806
Booz Allen Hamilton Holding Corp Class A	178,294	18,943,738
Broadridge Financial Solutions Inc	164,746	40,005,271
CACI International Inc (b)	31,559	13,507,252
Cbiz Inc (b)	70,452	5,089,452
Clarivate PLC (b)(c)	630,445	2,660,478
Concentrix Corp (c)	65,291	3,654,011
Conduent Inc (b)	210,616	471,780
CRA International Inc	9,551	1,815,168
CSG Systems International Inc	38,942	2,572,509
Dayforce Inc (b)	223,788	13,221,395
DLH Holdings Corp (b)	17,238	86,190
Dun & Bradstreet Holdings Inc	435,444	3,923,350
Equifax Inc	174,554	46,115,421
ExlService Holdings Inc (b)	226,364	10,410,480
Exponent Inc	71,627	5,468,005
Falcon's Beyond Global Inc Class A (c)	6,426	44,982
First Advantage Corp (b)(c)	85,216	1,458,898
FiscalNote Holdings Inc Class A (b)(c)	121,136	72,597
Forrester Research Inc (b)	16,168	171,866
Franklin Covey Co (b)	15,917	372,139
FTI Consulting Inc (b)	49,735	8,164,498
GEE Group Inc (b)	132,847	25,626
Genpact Ltd	226,210	9,738,341
Heidrick & Struggles International Inc	28,729	1,254,308
HireQuest Inc (c)	7,919	79,269
Hudson Global Inc (b)	3,458	30,188
Huron Consulting Group Inc (b)	23,020	3,287,947
ICF International Inc	26,510	2,277,739
Innodata Inc (b)(c)	35,917	1,417,644
Insperity Inc	49,864	3,227,198
Jacobs Solutions Inc	172,472	21,783,214
KBR Inc	187,533	9,787,347
Kelly Services Inc Class A	44,910	526,345
Kforce Inc	24,390	995,112
Korn Ferry	72,763	4,948,612
Legalzoom.com Inc (b)	151,134	1,379,853
Leidos Holdings Inc	184,637	27,422,287
ManpowerGroup Inc	66,312	2,781,788
Mastech Digital Inc (b)	7,483	58,367
Maximus Inc	79,794	5,785,863
Mistras Group Inc (b)	26,272	198,354
Nixxy Inc (b)	21,872	40,901
NV5 Global Inc (b)	73,370	1,621,477
Parsons Corp (b)	65,801	4,266,537
Paychex Inc	451,269	71,259,888
Paycom Software Inc	66,282	17,173,003
Paylocity Holding Corp (b)	61,365	11,714,579
Planet Labs PBC Class A (b)	305,465	1,172,986
Professional Diversity Network Inc (b)(c)	6,091	9,563
Rcm Technologies Inc (b)	7,288	166,822
Resolute Holdings Management Inc	3,507	120,606
Resources Connection Inc	45,474	237,147
Robert Half Inc (c)	141,538	6,481,025
Science Applications International Corp	68,812	7,950,538
ShiftPixy Inc (b)(d)	4	26
Skillsoft Corp Class A (b)	6,578	131,560
Spire Global Inc Class A (b)(c)	32,197	334,205
SS&C Technologies Holdings Inc	303,372	24,515,491
Staffing 360 Solutions Inc (b)(d)	973	0
TransUnion	274,550	23,509,717
TriNet Group Inc	43,225	3,596,752
TrueBlue Inc (b)	41,727	250,362
TTEC Holdings Inc (b)	27,549	135,266
UL Solutions Inc Class A	87,286	6,240,949
Upwork Inc (b)	177,482	2,749,196
Verisk Analytics Inc	198,712	62,423,388
Verra Mobility Corp Class A (b)	232,088	5,488,881
Where Food Comes From Inc (b)	3,806	38,517
Willdan Group Inc (b)	18,562	1,003,276
		724,305,147
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	145,832	8,401,382
Alta Equipment Group Inc Class A (c)	29,315	139,245
Applied Industrial Technologies Inc	54,032	12,239,329
BlueLinx Holdings Inc (b)	11,796	789,388
Boise Cascade Co	54,174	4,706,637
Core & Main Inc Class A (b)	267,650	14,669,897
Custom Truck One Source Inc Class A (b)(c)	76,439	328,688
Distribution Solutions Group Inc (b)	12,673	345,339
DNOW Inc (b)	149,071	2,149,604
DXP Enterprises Inc/TX (b)	17,938	1,483,114
EVI Industries Inc	7,100	131,633
Fastenal Co	1,614,902	66,760,049
Ferguson Enterprises Inc	281,513	51,331,080
FTAI Aviation Ltd	144,388	16,915,054
GATX Corp	50,049	7,969,803
Global Industrial Co	19,426	506,047
GMS Inc (b)	54,678	4,140,765
H&E Equipment Services Inc	44,168	4,180,060
Herc Holdings Inc (c)	40,073	4,969,052
Hudson Technologies Inc (b)	56,413	403,353
iPower Inc (b)	17,714	8,325
Karat Packaging Inc	9,082	285,720
McGrath RentCorp	34,689	3,898,350
Mrc Global Inc (b)	119,999	1,489,188
MSC Industrial Direct Co Inc Class A	63,078	5,121,934
QXO Inc (c)	467,645	7,949,965
Rush Enterprises Inc Class A	86,708	4,305,052
Rush Enterprises Inc Class B	13,441	701,822
SiteOne Landscape Supply Inc (b)	63,191	7,381,341
Titan Machinery Inc (b)	28,619	534,603
Transcat Inc (b)	13,153	1,149,309
United Rentals Inc	91,935	65,124,915
Watsco Inc	49,058	21,760,657
Wesco International Inc	62,480	10,489,767
Willis Lease Finance Corp	4,014	539,241
WW Grainger Inc	62,396	67,859,394
Xometry Inc Class A (b)	64,309	2,131,843
		403,290,945
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	6,164	5,882
Sky Harbour Group Corp Class A (b)(c)	28,606	294,642
		300,524
TOTAL INDUSTRIALS		7,909,743,176

Information Technology - 29.5%
Communications Equipment - 0.8%
Actelis Networks Inc (b)(c)	10,485	7,141
ADTRAN Holdings Inc (b)	100,426	806,421
Applied Optoelectronics Inc (b)(c)	64,041	987,512
Arista Networks Inc	1,454,372	126,006,791
Aviat Networks Inc (b)	16,318	350,021
BK Technologies Corp (b)	4,129	177,010
Calix Inc (b)	83,141	3,844,440
Cambium Networks Corp (b)	17,292	5,513
Ciena Corp (b)	200,054	16,016,323
Cisco Systems Inc	5,607,313	353,485,013
Clearfield Inc (b)	16,627	617,028
ClearOne Inc (b)	17,441	5,824
CommScope Holding Co Inc (b)	303,738	1,834,578
Comtech Telecommunications Corp (b)	41,752	86,844
Digi International Inc (b)	51,961	1,684,056
Extreme Networks Inc (b)	186,915	2,928,958
F5 Inc (b)	81,136	23,154,592
Franklin Wireless Corp (b)	12,854	54,115
Genasys Inc (b)	63,015	102,714
Harmonic Inc (b)	165,259	1,490,636
Inseego Corp (b)(c)	16,405	122,709
Juniper Networks Inc	466,259	16,752,686
KVH Industries Inc (b)	17,045	92,213
Lantronix Inc (b)	44,822	98,160
Lumentum Holdings Inc (b)	97,348	7,036,313
Motorola Solutions Inc	235,288	97,733,929
Netgear Inc (b)	40,734	1,194,728
NetScout Systems Inc (b)	100,874	2,303,962
Network-1 Technologies Inc	17,277	21,596
Ondas Holdings Inc (b)	112,304	137,011
Optical Cable Corp (b)	7,548	21,889
Ribbon Communications Inc (b)	127,742	431,768
Ubiquiti Inc (c)	5,968	2,359,091
Viasat Inc (b)	119,986	1,047,478
Viavi Solutions Inc (b)	312,924	2,850,738
		665,849,801
Electronic Equipment, Instruments & Components - 0.7%
908 Devices Inc (b)(c)	37,465	212,801
Advanced Energy Industries Inc	53,038	6,087,702
Aeva Technologies Inc (b)	46,272	845,389
AEye Inc Class A (b)(c)	20,271	14,332
Airgain Inc (b)	14,853	59,412
Amphenol Corp Class A	1,705,059	153,335,956
AmpliTech Group Inc (b)	23,613	50,768
Arlo Technologies Inc (b)	141,583	2,027,469
Arrow Electronics Inc (b)	73,413	8,690,631
Astrotech Corp (b)	1,978	11,393
Avnet Inc	122,013	6,101,870
Badger Meter Inc	41,411	10,279,038
Bel Fuse Inc Class A	3,265	207,360
Bel Fuse Inc Class B	13,777	1,016,743
Belden Inc	56,733	6,025,045
Benchmark Electronics Inc	50,919	1,859,562
CDW Corp/DE	187,630	33,840,947
Cemtrex Inc (b)(c)	3,206	2,929
Climb Global Solutions Inc	5,454	600,894
Coda Octopus Group Inc (b)	6,922	50,946
Cognex Corp	239,192	7,168,584
Coherent Corp (b)	218,131	16,497,248
Corning Inc	1,085,434	53,826,672
CPS Technologies Corp (b)	16,344	46,580
Crane NXT Co (c)	69,396	3,720,320
CTS Corp	42,398	1,725,175
Daktronics Inc (b)	56,630	840,389
Data I/O Corp (b)	8,985	24,080
Digital Ally Inc (b)	2	3
Electro-Sensors Inc (b)	1,724	7,171
ePlus Inc (b)	37,163	2,652,323
Evolv Technologies Holdings Inc Class A (b)	153,161	836,259
FARO Technologies Inc (b)	26,613	1,127,593
Flex Ltd (b)	539,292	22,812,052
Focus Universal Inc (b)(c)	5,272	20,244
Forward Industries Inc (b)(c)	1,413	9,001
Frequency Electronics Inc	12,223	235,171
Identiv Inc (b)	30,590	100,029
Insight Enterprises Inc (b)	38,469	5,015,973
Interlink Electronics Inc (b)	4,667	30,149
IPG Photonics Corp (b)	37,141	2,460,963
Itron Inc (b)	63,471	7,337,248
Jabil Inc	154,146	25,898,069
Key Tronic Corp (b)	13,448	38,865
Keysight Technologies Inc (b)	243,378	38,220,081
Kimball Electronics Inc (b)	33,975	614,948
Knowles Corp (b)	123,038	2,019,054
LGL Group Inc/The (b)	4,585	29,986
LGL Group Inc/The warrants 11/16/2025 (b)	2,530	708
LightPath Technologies Inc Class A (b)	51,180	143,304
Lightwave Logic Inc (b)(c)	175,945	172,426
Littelfuse Inc	34,945	7,165,822
M-Tron Industries Inc (b)	3,407	157,642
M-Tron Industries Inc warrants 3/11/2028 (b)	3,271	2,649
Methode Electronics Inc	50,920	404,814
MicroVision Inc (b)(c)	326,933	359,626
Mirion Technologies Inc Class A (b)	264,150	5,045,265
MultiSensor AI Holdings Inc (b)	27,545	20,598
Napco Security Technologies Inc	51,455	1,435,595
Neonode Inc (b)(c)	17,886	182,795
nLight Inc (b)	68,390	1,034,741
Nortech Systems Inc (b)	1,109	10,059
Novanta Inc (b)	50,546	6,258,606
OSI Systems Inc (b)	21,998	4,819,982
Ouster Inc Class A (b)	60,827	743,914
PAR Technology Corp (b)(c)	54,542	3,575,774
PC Connection Inc	17,532	1,146,593
Plexus Corp (b)	38,120	5,003,631
Powerfleet Inc NJ (b)	162,714	740,349
Red Cat Holdings Inc (b)(c)	84,053	500,115
Research Frontiers Inc (b)	39,129	71,215
RF Industries Ltd (b)	12,890	54,009
Richardson Electronics Ltd/United States	17,650	157,968
Rogers Corp (b)	23,918	1,592,221
Sanmina Corp (b)	76,541	6,482,257
ScanSource Inc (b)	30,400	1,227,552
Scantech AI Systems Inc	20,747	15,114
SigmaTron International Inc (b)	6,377	18,876
SmartRent Inc Class A (b)	239,867	202,520
Sono-Tek Corp (b)	17,649	68,478
Syntec Optics Holdings Inc Class A (b)	9,853	16,257
Taitron Components Inc Class A	842	1,894
TD SYNNEX Corp	106,102	12,874,417
Teledyne Technologies Inc (b)	65,614	32,732,200
Trimble Inc (b)	345,972	24,657,424
TTM Technologies Inc (b)	143,638	4,289,031
Universal Security Instruments Inc (b)(c)	3,108	7,475
VerifyMe Inc (b)	18,392	13,152
Vishay Intertechnology Inc	158,273	2,226,901
Vishay Precision Group Inc (b)	17,377	446,936
Vontier Corp	209,318	7,483,119
Vuzix Corp (b)(c)	95,689	279,412
Wrap Technologies Inc (b)(c)	46,871	67,963
Zebra Technologies Corp Class A (b)	72,316	20,955,007
		579,501,823
IT Services - 1.0%
Akamai Technologies Inc (b)	211,415	16,052,741
Applied Digital Corp (b)(c)	250,988	1,714,248
ASGN Inc (b)	62,287	3,289,376
Backblaze Inc Class A (b)	61,717	351,787
BigBear.ai Holdings Inc (b)(c)	138,147	574,692
BigCommerce Holdings Inc (b)	93,435	470,912
Brand Engagement Network Inc Class A (b)	26,565	7,412
Castellum Inc (b)	61,058	59,837
CISO Global Inc (b)(c)	8,797	7,126
Cloudflare Inc Class A (b)	433,474	71,909,002
Cognizant Technology Solutions Corp Class A	696,359	56,398,115
Couchbase Inc (b)	59,034	1,066,744
Crexendo Inc (b)	17,508	94,193
CSP Inc	8,894	135,367
Data Storage Corp (b)	5,607	21,026
DigitalOcean Holdings Inc (b)	89,527	2,533,614
DXC Technology Co (b)	255,198	3,879,010
EPAM Systems Inc (b)	79,848	13,932,678
Fastly Inc Class A (b)	181,813	1,323,599
Gartner Inc (b)	108,134	47,191,840
Glimpse Group Inc/The (b)	24,327	36,977
GoDaddy Inc Class A (b)	198,733	36,199,216
Grid Dynamics Holdings Inc (b)	87,336	1,094,320
Hackett Group Inc/The	35,887	879,949
IBM Corporation	1,301,834	337,253,117
Information Services Group Inc	50,882	240,163
Kyndryl Holdings Inc (b)	327,555	12,787,747
MongoDB Inc Class A (b)	104,841	19,797,126
Okta Inc Class A (b)	230,285	23,758,503
Rackspace Technology Inc (b)	111,298	126,880
Research Solutions Inc/CA (b)	33,424	92,250
Snowflake Inc Class A (b)	464,735	95,582,047
TSS Inc/MD (b)(c)	17,700	255,588
Tucows Inc Class A (b)(c)	14,250	276,450
Twilio Inc Class A (b)	215,950	25,417,315
Unisys Corp (b)	98,070	467,794
VeriSign Inc	114,481	31,192,638
WidePoint Corp (b)	10,175	30,627
XTI Aerospace Inc (b)(c)	5,371	9,023
		806,511,049
Semiconductors & Semiconductor Equipment - 10.3%
ACM Research Inc Class A (b)	68,930	1,554,372
Advanced Micro Devices Inc (b)	2,281,402	252,619,643
Aehr Test Systems (b)(c)	39,537	377,183
Alpha & Omega Semiconductor Ltd (b)	33,961	720,652
Ambarella Inc (b)	55,160	2,903,622
Amkor Technology Inc	159,490	2,874,010
Amtech Systems Inc (b)	16,875	67,669
Analog Devices Inc	698,460	149,456,471
Applied Materials Inc	1,144,196	179,352,723
Ascent Solar Technologies Inc (b)	3,436	5,463
Astera Labs Inc (b)	29,593	2,684,677
Atomera Inc (b)(c)	43,273	266,129
Axcelis Technologies Inc (b)	45,807	2,580,766
AXT Inc (b)	58,134	87,782
Blaize Holdings Inc Class A (b)(c)	79,218	159,228
Broadcom Inc	6,599,396	1,597,515,790
CEVA Inc (b)	33,316	625,008
Cirrus Logic Inc (b)	74,813	7,358,607
Cohu Inc (b)	65,810	1,123,377
Credo Technology Group Holding Ltd (b)	202,486	12,343,547
CVD Equipment Corp (b)	8,159	24,722
Datavault AI Inc (b)	62,662	51,615
Diodes Inc (b)	65,258	2,897,455
Enphase Energy Inc (b)	186,525	7,720,270
Entegris Inc	212,665	14,618,592
Everspin Technologies Inc (b)	25,651	143,902
First Solar Inc (b)	150,737	23,828,505
FormFactor Inc (b)	109,073	3,255,829
GCT Semiconductor Holding Inc Class A (b)(c)	49,039	50,510
GSI Technology Inc (b)	27,748	86,851
Ichor Holdings Ltd (b)	47,749	753,479
Impinj Inc (b)	32,544	3,712,945
Intel Corp	6,096,106	119,178,872
inTEST Corp (b)	18,311	110,782
KLA Corp	187,077	141,594,840
Kopin Corp (b)	199,975	255,968
Lam Research Corp	1,807,212	146,004,657
Lattice Semiconductor Corp (b)	194,161	8,725,595
MACOM Technology Solutions Holdings Inc (b)	83,711	10,180,095
Marvell Technology Inc	1,218,248	73,326,347
MaxLinear Inc Class A (b)	108,453	1,235,280
Microchip Technology Inc	757,174	43,946,379
Micron Technology Inc	1,568,628	148,172,601
MKS Inc	94,660	7,780,105
Mobix Labs Inc Class A (b)	41,864	26,793
Monolithic Power Systems Inc	67,328	44,564,403
Navitas Semiconductor Corp Class A (b)(c)	184,147	939,150
NVE Corp	7,048	501,536
NVIDIA Corp	34,479,824	4,659,258,618
ON Semiconductor Corp (b)	593,219	24,927,062
Onto Innovation Inc (b)	69,534	6,392,956
PDF Solutions Inc (b)	44,189	782,145
Penguin Solutions Inc (b)	75,089	1,333,581
Peraso Inc (b)	8,213	7,641
Photronics Inc (b)	89,433	1,494,425
Pixelworks Inc (b)	79,793	38,787
Power Integrations Inc	80,278	3,992,225
Qorvo Inc (b)	131,425	9,990,929
QUALCOMM Inc	1,557,131	226,095,421
QuickLogic Corp (b)(c)	20,568	106,542
Rambus Inc (b)	150,061	8,023,762
Rigetti Computing Inc Class A (b)(c)	347,380	4,206,772
Semtech Corp (b)	120,916	4,513,794
Silicon Laboratories Inc (b)	45,690	5,507,016
SiTime Corp (b)	26,904	5,275,067
SkyWater Technology Inc (b)(c)	31,845	287,879
Skyworks Solutions Inc	226,312	15,622,317
SolarEdge Technologies Inc (b)(c)	81,585	1,457,108
Synaptics Inc (b)	55,164	3,241,437
Teradyne Inc	229,221	18,016,771
Texas Instruments Inc	1,281,672	234,353,725
Trio-Tech International (b)	3,460	17,819
Ultra Clean Holdings Inc (b)	63,496	1,229,918
Universal Display Corp	62,144	8,908,342
Veeco Instruments Inc (b)	81,927	1,582,010
Wolfspeed Inc (b)(c)	218,832	260,410
		8,265,289,276
Software - 11.1%
8x8 Inc (b)	187,957	308,249
A10 Networks Inc	104,135	1,797,370
ACCESS Newswire Inc (b)	3,751	37,942
ACI Worldwide Inc (b)	147,709	6,833,018
Adeia Inc	154,220	1,980,185
Adobe Inc (b)	612,867	254,394,963
Agilysys Inc (b)	31,666	3,353,746
Airship AI Holdings Inc Class A (b)(c)	26,171	134,781
Alarm.com Holdings Inc (b)	69,659	3,998,427
Alkami Technology Inc (b)	93,438	2,676,064
Alpha Modus Holdings Inc Class A (b)(c)	9,657	11,299
Amplitude Inc Class A (b)	118,973	1,474,075
ANSYS Inc (b)	123,105	40,725,596
Appfolio Inc Class A (b)	32,736	6,912,861
Appian Corp Class A (b)	60,131	1,894,127
AppLovin Corp Class A (b)	313,584	123,238,512
Arteris Inc (b)	35,888	278,850
Asana Inc Class A (b)	119,066	2,132,472
Atlassian Corp Class A (b)	230,882	47,938,030
Auddia Inc (b)(c)	2,607	10,454
AudioEye Inc (b)(c)	9,571	116,958
Aurora Innovation Inc Class A (b)(c)	1,467,922	8,895,607
authID Inc (b)(c)	13,408	73,476
Autodesk Inc (b)	302,680	89,629,602
AvePoint Inc Class A (b)	145,650	2,716,373
Aware Inc/MA (b)	21,467	35,206
Banzai International Inc Class A (b)	7,414	7,232
Bentley Systems Inc Class B	217,033	10,358,985
BILL Holdings Inc (b)	132,064	5,768,556
Bio-key International Inc (b)	8,392	7,049
Blackbaud Inc (b)	53,609	3,336,088
Blackboxstocks Inc (b)	3,439	12,931
BlackLine Inc (b)	73,049	4,085,631
Blend Labs Inc Class A (b)	274,224	1,003,660
Box Inc Class A (b)	202,183	7,646,561
Braze Inc Class A (b)	96,194	3,539,939
Bridgeline Digital Inc (b)	15,029	23,295
BTCS Inc (b)(c)	16,232	43,826
Btcs Inc Series V (b)(d)	7,098	0
C3.ai Inc Class A (b)(c)	160,669	4,272,189
Cadence Design Systems Inc (b)	386,129	110,846,052
Ccc Intelligent Solutions Holdings Inc Class A (b)	667,766	5,862,985
Cerence Inc (b)(c)	60,754	517,017
Cipher Mining Inc (b)(c)	316,275	986,778
Cleanspark Inc (b)(c)	391,365	3,377,480
Clear Secure Inc Class A	132,533	3,280,192
Clearwater Analytics Holdings Inc Class A (b)	314,442	7,263,610
Commvault Systems Inc (b)	61,942	11,344,677
Confluent Inc Class A (b)	363,393	8,368,941
Consensus Cloud Solutions Inc (b)	25,204	553,732
Core Scientific Inc (b)(c)	393,037	4,185,844
CoreCard Corp (b)	8,230	217,272
Crowdstrike Holdings Inc Class A (b)	346,781	163,462,160
CS Disco Inc (b)	31,118	122,605
CXApp Inc Class A (b)(c)	22,597	22,455
CYNGN Inc (b)(c)	2,584	12,584
Daily Journal Corp (b)	1,319	555,866
Datadog Inc Class A (b)	440,971	51,981,661
DatChat Inc (b)	5,765	14,355
Digimarc Corp (b)(c)	21,438	280,409
Digital Turbine Inc (b)	132,913	627,349
Docusign Inc (b)	284,419	25,202,368
Dolby Laboratories Inc Class A	86,325	6,410,495
Domo Inc Class B (b)	46,932	596,036
DoubleVerify Holdings Inc (b)	198,072	2,721,509
Dropbox Inc Class A (b)	304,233	8,780,164
Duos Technologies Group Inc (b)	8,662	66,264
Dynatrace Inc (b)	421,462	22,763,163
E2open Parent Holdings Inc Class A (b)	295,403	948,244
eGain Corp (b)	26,641	143,595
Elastic NV (b)	122,566	9,911,912
EverCommerce Inc (b)	22,898	229,209
Exodus Movement Inc Class A (b)(c)	7,810	222,585
Expensify Inc Class A (b)	72,087	159,312
Fair Isaac Corp (b)	34,374	59,339,149
Five9 Inc (b)	105,889	2,807,117
Fortinet Inc (b)	895,621	91,156,305
Freshworks Inc Class A (b)	265,886	4,060,079
Gen Digital Inc	763,509	21,744,736
Gitlab Inc Class A (b)	173,026	7,874,413
Greenidge Generation Holdings Inc Class A (b)(c)	11,631	16,283
Guidewire Software Inc (b)	117,575	25,280,977
HubSpot Inc (b)	73,427	43,314,587
I3 Verticals Inc Class A (b)	30,161	745,278
Informatica Inc Class A (b)	117,001	2,809,194
Intapp Inc (b)	74,969	4,132,291
Intellicheck Inc (b)	23,846	121,376
Intellinetics Inc (b)	3,715	46,066
InterDigital Inc (c)	36,168	7,857,860
Intrusion Inc (b)(c)	21,211	27,574
Intuit Inc	394,101	296,943,280
Inuvo Inc (b)	163,332	65,578
Iveda Solutions Inc (b)	4,308	9,262
Jamf Holding Corp (b)	88,717	931,529
Kaltura Inc (b)	113,835	241,330
Klaviyo Inc Class A (b)	126,470	4,299,980
LivePerson Inc (b)(c)	107,919	78,036
LiveRamp Holdings Inc (b)	92,760	3,022,121
LM Funding America Inc (b)	7,099	13,701
Manhattan Associates Inc (b)	86,046	16,243,764
MARA Holdings Inc (b)(c)	477,697	6,745,082
Marin Software Inc (b)(c)	3,318	2,776
Meridianlink Inc (b)	37,228	621,335
Microsoft Corp	10,466,408	4,818,315,587
MicroStrategy Inc Class A (b)	335,541	123,834,761
Mitek Systems Inc (b)	63,864	599,683
N-able Inc/US (b)	99,626	776,087
nCino Inc (b)(c)	130,493	3,431,966
NCR Voyix Corp (b)	205,553	2,279,583
NetSol Technologies Inc (b)	10,596	30,622
NextNav Inc Class A (b)	94,017	1,179,913
NextTrip Inc (b)(c)	2,324	4,763
Nutanix Inc Class A (b)	350,791	26,902,162
Oblong Inc (b)	1,761	6,234
Olo Inc Class A (b)	157,947	1,375,718
ON24 Inc (b)	50,195	285,610
OneSpan Inc	50,917	811,108
Onestream Inc Class A (c)	72,514	2,034,743
Ooma Inc (b)	35,066	478,651
Oracle Corp	2,283,940	378,060,588
PagerDuty Inc (b)	126,917	1,809,836
Palantir Technologies Inc Class A (b)	2,885,936	380,308,646
Palo Alto Networks Inc (b)	932,171	179,368,344
Pegasystems Inc	62,877	6,171,378
Phunware Inc (b)(c)	28,537	84,755
Porch Group Inc (b)	132,941	1,212,422
Procore Technologies Inc (b)	150,625	10,117,481
Progress Software Corp	61,110	3,761,932
PROS Holdings Inc (b)	61,681	1,084,969
PTC Inc (b)	169,374	28,509,032
Q2 Holdings Inc (b)	85,451	7,478,672
Qualys Inc (b)	51,522	7,138,373
Quantum Computing Inc (b)(c)	150,655	1,706,168
Rapid7 Inc (b)	88,955	2,041,517
reAlpha Tech Corp (b)(c)	17,189	7,783
Red Violet Inc (c)	16,230	788,129
Rekor Systems Inc (b)(c)	149,871	173,850
ReposiTrak Inc (c)	17,287	377,202
Rimini Street Inc (b)	66,591	203,103
RingCentral Inc Class A (b)	112,640	2,920,755
Riot Platforms Inc (b)(c)	420,786	3,395,743
Roper Technologies Inc	150,973	86,095,373
Rubrik Inc Class A (b)	122,608	11,690,673
SailPoint Inc	86,316	1,520,888
Salesforce Inc	1,347,364	357,549,985
Samsara Inc Class A (b)	356,567	16,594,628
SEMrush Holdings Inc Class A (b)	47,596	468,345
SentinelOne Inc Class A (b)	415,385	7,314,930
Servicenow Inc (b)	290,028	293,244,411
ServiceTitan Inc Class A (b)	12,924	1,430,299
Silvaco Group Inc (b)(c)	10,910	50,513
Smith Micro Software Inc (b)	24,449	19,943
Soluna Holdings Inc (b)(c)	16,890	10,810
SoundHound AI Inc Class A (b)(c)	507,927	5,135,142
SoundThinking Inc (b)	12,383	192,060
Sprinklr Inc Class A (b)	158,441	1,337,242
Sprout Social Inc Class A (b)	71,841	1,568,289
SPS Commerce Inc (b)	53,455	7,524,326
Synchronoss Technologies Inc (b)	13,438	91,916
Synopsys Inc (b)	217,620	100,971,328
T Stamp Inc Class A (b)(c)	5,927	12,684
Telos Corp (b)	74,161	186,886
Tenable Holdings Inc (b)	168,689	5,435,160
Teradata Corp (b)	134,687	2,957,727
Terawulf Inc (b)(c)	434,431	1,533,541
Thumzup Media Corp (b)(c)	4,443	36,521
Tyler Technologies Inc (b)	60,271	34,775,764
UiPath Inc Class A (b)	598,423	7,965,010
Unity Software Inc (b)(c)	413,939	10,795,529
Upland Software Inc (b)	34,698	74,948
Urgent.ly Inc (b)	1,422	7,793
Varonis Systems Inc (b)	158,383	7,551,701
Veea Inc Class A (b)(c)	20,838	41,884
Verb Technology Co Inc (b)(c)	1,473	11,917
Verint Systems Inc (b)	87,881	1,541,433
Veritone Inc (b)(c)	55,634	87,345
Vertex Inc Class A (b)	73,452	2,906,496
Viant Technology Inc Class A (b)	22,822	314,715
VirnetX Holding Corp (b)(c)	4,489	34,835
Weave Communications Inc (b)	56,658	546,750
Workday Inc Class A (b)	301,303	74,635,766
Workiva Inc Class A (b)	72,598	4,885,119
Xperi Inc (b)	63,259	492,788
Yext Inc (b)	152,930	1,026,160
Zeta Global Holdings Corp Class A (b)	299,300	3,932,802
Zoom Communications Inc Class A (b)	369,022	29,983,038
Zscaler Inc (b)	133,915	36,920,366
		8,814,867,772
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	21,149,786	4,247,934,519
AstroNova Inc (b)	9,539	88,331
Boxlight Corp Class A (b)(c)	3,527	6,208
CompoSecure Inc Class A (b)	54,465	746,715
Corsair Gaming Inc (b)	63,556	558,657
CPI Card Group Inc (b)	6,585	146,582
Dell Technologies Inc Class C	439,193	48,869,005
Diebold Nixdorf Inc (b)	52,995	2,552,769
Eastman Kodak Co (b)(c)	104,486	593,480
Foxx Development Holdings Inc (c)	2,640	12,434
Hewlett Packard Enterprise Co	1,849,359	31,956,924
HP Inc	1,320,655	32,884,310
Immersion Corp (c)	42,863	322,330
IonQ Inc (b)(c)	277,231	11,183,499
Movano Inc (b)	8,815	4,825
NetApp Inc	286,223	28,381,873
One Stop Systems Inc (b)	26,164	73,521
Pure Storage Inc Class A (b)	436,307	23,381,692
Quantum Corp (b)(c)	8,221	97,583
Sandisk Corp/DE	162,189	6,112,903
Seagate Technology Holdings PLC	298,013	35,147,653
Socket Mobile Inc (b)	7,542	8,070
Sonim Technologies Inc (b)(c)	4,852	4,488
Super Micro Computer Inc (b)(c)	709,003	28,374,300
TransAct Technologies Inc (b)	12,054	45,805
Turtle Beach Corp (b)	23,387	268,483
Western Digital Corp (b)	489,500	25,233,725
Xerox Holdings Corp (c)	164,436	804,092
		4,525,794,776
TOTAL INFORMATION TECHNOLOGY		23,657,814,497

Materials - 2.3%
Chemicals - 1.3%
AdvanSix Inc	37,781	888,231
Air Products and Chemicals Inc	313,217	87,359,353
Albemarle Corp (c)	165,442	9,225,046
Alto Ingredients Inc (b)	101,268	93,977
American Vanguard Corp	37,935	186,640
Arq Inc (b)	43,724	215,997
Ashland Inc (c)	66,535	3,294,148
ASP Isotopes Inc (b)(c)	77,485	585,787
Aspen Aerogels Inc (b)	94,635	545,098
Avient Corp	128,725	4,650,834
Axalta Coating Systems Ltd (b)	306,731	9,447,315
Balchem Corp	45,757	7,627,692
Bolt Projects Holdings Inc Class A (b)(c)	1,083	3,661
Cabot Corp	76,428	5,708,407
Celanese Corp	153,809	8,125,729
CF Industries Holdings Inc	245,043	22,227,851
Chemours Co/The	210,701	2,134,401
Core Molding Technologies Inc (b)	10,493	174,918
Corteva Inc	965,134	68,331,487
Danimer Scientific Inc warrants 7/15/2025 (b)	39,481	18
Dow Inc	991,717	27,510,230
DuPont de Nemours Inc	588,484	39,310,731
Eastman Chemical Co	162,151	12,707,774
Ecolab Inc	354,773	94,234,804
Ecovyst Inc (b)	147,033	1,095,396
Element Solutions Inc	313,391	6,700,300
Flotek Industries Inc (b)	41,693	611,636
FMC Corp	175,852	7,132,557
Ginkgo Bioworks Holdings Inc Class A (b)(c)	56,633	393,599
Hawkins Inc	26,839	3,582,738
HB Fuller Co	77,040	4,300,373
Huntsman Corp	229,266	2,554,023
Ingevity Corp (b)	51,087	2,113,469
Innospec Inc	35,178	2,992,944
International Flavors & Fragrances Inc	359,989	27,560,758
Intrepid Potash Inc (b)	13,290	501,830
Koppers Holdings Inc	28,561	877,394
Kronos Worldwide Inc (c)	30,478	192,926
Linde PLC	670,344	313,439,448
LSB Industries Inc (b)	74,357	562,882
LyondellBasell Industries NV Class A1	365,514	20,647,886
Mativ Holdings Inc	76,666	438,530
Minerals Technologies Inc	44,795	2,543,460
Mosaic Co/The	447,192	16,161,519
NewMarket Corp	10,736	6,914,628
Northern Technologies International Corp	10,381	75,055
Novusterra Inc (b)(c)(d)	6,247	0
Olin Corp	163,089	3,165,557
Origin Materials Inc Class A (b)	183,495	80,279
Perimeter Solutions Inc	193,818	2,339,383
PPG Industries Inc	326,587	36,185,840
PureCycle Technologies Inc (b)(c)	207,620	1,974,466
Quaker Chemical Corp	19,306	2,093,543
Rayonier Advanced Materials Inc (b)	93,222	358,905
RPM International Inc	181,001	20,605,154
Scotts Miracle-Gro Co/The	60,703	3,615,471
Sensient Technologies Corp	59,654	5,639,093
Sherwin-Williams Co/The	326,157	117,028,393
Stepan Co	29,535	1,603,455
Trinseo PLC	49,694	150,573
Tronox Holdings PLC	164,872	936,473
Valhi Inc	3,240	47,174
Westlake Corp	47,135	3,347,999
		1,025,155,238
Construction Materials - 0.3%
CRH PLC	956,361	87,181,869
Eagle Materials Inc	46,821	9,467,674
Knife River Corp (b)	79,679	7,497,794
Martin Marietta Materials Inc	86,020	47,100,251
Smith-Midland Corp (b)	6,406	193,076
United States Lime & Minerals Inc	14,910	1,532,450
Vulcan Materials Co	185,897	49,275,718
		202,248,832
Containers & Packaging - 0.3%
Amcor PLC	3,216,903	29,305,986
AptarGroup Inc	93,611	14,827,982
Avery Dennison Corp	113,097	20,100,730
Ball Corp	420,171	22,512,762
Crown Holdings Inc	164,703	16,223,246
Eightco Holdings Inc (b)	3,982	5,376
Graphic Packaging Holding CO	422,747	9,393,438
Greif Inc Class A	34,192	1,901,075
Greif Inc Class B	8,665	522,066
International Paper Co	742,465	35,497,252
Myers Industries Inc	53,114	674,017
O-I Glass Inc (b)	216,816	2,842,458
Packaging Corp of America	125,544	24,251,334
Ranpak Holdings Corp Class A (b)	64,082	213,393
Sealed Air Corp	204,988	6,600,614
Silgan Holdings Inc	114,203	6,289,159
Smurfit WestRock PLC	696,181	30,165,523
Sonoco Products Co	138,659	6,314,531
TriMas Corp	53,251	1,404,229
		229,045,171
Metals & Mining - 0.4%
5E Advanced Materials Inc (b)	3,122	13,737
Alcoa Corp	363,650	9,734,911
Alpha Metallurgical Resources Inc (b)	15,423	1,727,993
American Battery Technology Co (b)(c)	119,983	157,178
American Infrastructure Corp (c)(d)	12,558	0
Ampco-Pittsburgh Corp (b)	21,457	64,586
Ascent Industries Co (b)	11,615	150,066
Carpenter Technology Corp	70,302	16,520,970
Century Aluminum Co (b)	73,135	1,132,861
Cleveland-Cliffs Inc (b)(c)	680,998	3,970,218
Coeur Mining Inc (b)	899,139	7,265,043
Commercial Metals Co	159,964	7,452,723
Compass Minerals International Inc (b)	47,958	921,273
Contango ORE Inc (b)(c)	13,857	269,103
Dakota Gold Corp (b)	94,729	289,871
Freeport-McMoRan Inc	2,023,130	77,850,042
Friedman Industries Inc	9,948	161,158
Gold Resource Corp (b)	136,876	72,544
Hecla Mining Co	889,363	4,571,326
Hycroft Mining Holding Corp (b)(c)	28,613	87,556
Idaho Strategic Resources Inc (b)(c)	16,522	218,586
Inno Holdings Inc (b)(c)	4,920	6,150
Ivanhoe Electric Inc / US (b)(c)	129,526	952,016
Kaiser Aluminum Corp	22,524	1,635,017
Materion Corp	29,256	2,265,292
Metallus Inc (b)	52,622	664,616
MP Materials Corp (b)(c)	169,980	3,703,864
Newmont Corp	1,602,821	84,500,723
Nucor Corp	330,593	36,153,650
Olympic Steel Inc	13,835	410,208
Paramount Gold Nevada Corp (b)	79,139	43,851
Piedmont Lithium Inc (b)(c)	28,425	175,667
Radius Recycling Inc Class A	37,290	1,104,157
Ramaco Resources Inc Class A	23,724	216,096
Ramaco Resources Inc Class B (f)	25,261	188,194
ReElement Technologies Corp (c)(d)	23,057	0
Reliance Inc	76,184	22,308,199
Royal Gold Inc	92,585	16,491,240
Ryerson Holding Corp (c)	38,160	792,202
Solitario Resources Corp (b)	91,212	58,376
Steel Dynamics Inc	199,319	24,530,189
SunCoke Energy Inc	120,611	981,774
Tredegar Corp (b)	35,427	296,878
United States Antimony Corp (b)(c)	106,746	258,325
United States Steel Corp (c)	317,033	17,062,716
US Gold Corp (b)	15,589	180,365
Warrior Met Coal Inc (c)	74,052	3,365,663
Worthington Steel Inc	49,563	1,234,119
		352,211,292
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	23,390	673,398
Louisiana-Pacific Corp	87,960	7,922,557
Magnera Corp (b)	49,665	596,973
Sylvamo Corp	48,125	2,549,181
		11,742,109
TOTAL MATERIALS		1,820,402,642

Real Estate - 2.5%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	103,865	1,860,222
Alpine Income Property Trust Inc	17,647	270,352
American Assets Trust Inc	67,381	1,343,577
Armada Hoffler Properties Inc Class A	114,002	793,454
Broadstone Net Lease Inc Class A	269,319	4,284,865
CTO Realty Growth Inc	37,332	687,655
Essential Properties Realty Trust Inc	264,739	8,604,018
Generation Income Properties Inc	7,201	11,486
Gladstone Commercial Corp	61,989	889,542
Global Net Lease Inc	283,375	2,198,990
Mackenzie Realty Capital Inc	21,111	20,267
Medalist Diversified REIT Inc	1,078	12,580
Modiv Industrial Inc Class C	12,132	174,094
NexPoint Diversified Real Estate Trust	52,513	218,454
One Liberty Properties Inc	21,702	531,265
Presidio Property Trust Inc Class A (b)(c)	1,596	9,576
Presidio Property Trust Inc warrants 1/24/2027 (b)	5,422	173
WP Carey Inc	308,678	19,372,631
		41,283,201
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	217,156	15,242,180
American Healthcare REIT Inc	215,587	7,532,610
CareTrust REIT Inc	264,879	7,617,920
Community Healthcare Trust Inc	36,228	591,966
Diversified Healthcare Trust	305,735	956,951
Global Medical REIT Inc	91,113	579,479
Healthcare Realty Trust Inc	501,053	7,265,269
Healthpeak Properties Inc	986,601	17,176,723
LTC Properties Inc	64,762	2,291,927
Medical Properties Trust Inc (c)	846,065	3,866,517
National Health Investors Inc	64,448	4,673,124
Omega Healthcare Investors Inc	397,648	14,712,976
Sabra Health Care REIT Inc	334,570	5,848,284
Sila Realty Trust Inc	77,670	1,935,536
Strawberry Fields REIT Ltd	8,858	90,351
Universal Health Realty Income Trust	17,526	695,957
Ventas Inc	615,587	39,569,932
Welltower Inc	857,879	132,353,572
		263,001,274
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	316,821	3,671,955
Ashford Hospitality Trust Inc (b)(c)	7,941	44,946
Braemar Hotels & Resorts Inc	82,713	188,586
Chatham Lodging Trust	69,630	496,462
DiamondRock Hospitality Co	293,606	2,243,150
Host Hotels & Resorts Inc	984,869	15,255,621
InnSuites Hospitality Trust	3,689	8,484
Park Hotels & Resorts Inc	293,546	3,041,137
Pebblebrook Hotel Trust	168,309	1,545,077
RLJ Lodging Trust (c)	216,436	1,579,983
Ryman Hospitality Properties Inc	84,334	8,189,675
Service Properties Trust	236,655	549,040
Sotherly Hotels Inc (b)	24,091	18,694
Summit Hotel Properties Inc	154,472	676,587
Sunstone Hotel Investors Inc	284,132	2,545,823
Xenia Hotels & Resorts Inc	144,314	1,764,960
		41,820,180
Industrial REITs - 0.3%
Americold Realty Trust Inc	368,873	6,112,226
EastGroup Properties Inc	73,194	12,410,043
First Industrial Realty Trust Inc	186,519	9,219,634
Industrial Logistics Properties Trust	82,183	270,382
Lineage Inc (c)	83,789	3,576,952
LXP Industrial Trust	416,790	3,576,058
Plymouth Industrial REIT Inc	56,978	923,044
Prologis Inc	1,305,057	141,729,191
Rexford Industrial Realty Inc	320,804	11,305,133
STAG Industrial Inc Class A	263,287	9,367,751
Terreno Realty Corp	140,684	7,937,391
		206,427,805
Office REITs - 0.1%
Brandywine Realty Trust	247,967	1,048,900
BXP Inc	204,992	13,802,111
City Office Reit Inc	57,870	282,406
COPT Defense Properties	159,233	4,370,946
Cousins Properties Inc	236,630	6,642,204
Creative Media & Community Trust Corp (c)	1,510	11,702
Douglas Emmett Inc	236,613	3,367,003
Easterly Government Properties Inc	56,950	1,237,524
Empire State Realty Trust Inc Class A	191,945	1,470,299
Franklin Street Properties Corp	112,586	204,907
Highwoods Properties Inc	152,654	4,533,824
Hudson Pacific Properties Inc	199,654	371,356
JBG SMITH Properties (c)	119,315	2,040,287
Kilroy Realty Corp	150,237	4,837,631
NET Lease Office Properties (b)	20,408	636,934
Office Properties Income Trust	108,803	20,998
Orion Properties Inc	74,202	141,726
Paramount Group Inc	255,887	1,548,116
Peakstone Realty Trust	51,815	641,988
Piedmont Office Realty Trust Inc Class A1	175,798	1,251,682
Postal Realty Trust Inc Class A	31,275	432,846
SL Green Realty Corp	98,762	5,606,719
Vornado Realty Trust	233,796	8,807,095
		63,309,204
Real Estate Management & Development - 0.2%
Alset Inc (b)(c)	7,615	6,381
Altisource Portfolio Solutions SA (b)	3,158	17,748
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	25,264	12,632
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	25,264	15,158
American Realty Investors Inc (b)	1,977	28,212
American Strategic Investment Co Class A (b)	2,758	26,628
AMREP Corp (b)	4,399	89,080
Anywhere Real Estate Inc (b)	138,110	482,004
Avalon GloboCare Corp (b)	2,074	7,632
CBRE Group Inc Class A (b)	416,106	52,021,573
CKX Lands Inc (b)	1,874	20,614
Compass Inc Class A (b)	589,105	3,481,611
Comstock Holding Cos Inc Class A (b)	5,058	46,787
CoStar Group Inc (b)	593,382	43,649,180
Cushman & Wakefield PLC (b)	323,335	3,243,050
Douglas Elliman Inc (b)	98,407	267,667
eXp World Holdings Inc (c)	119,586	1,018,873
Fathom Holdings Inc (b)	18,241	21,889
Forestar Group Inc (b)	26,880	514,752
FRP Holdings Inc (b)	19,401	526,155
Howard Hughes Holdings Inc (b)	42,712	2,917,657
InterGroup Corp/The (b)	114	1,334
Jones Lang LaSalle Inc (b)	66,769	14,869,456
JW Mays Inc (b)	558	20,562
Kennedy-Wilson Holdings Inc	166,658	1,061,611
La Rosa Holdings Corp Class A (b)	20,795	2,795
Marcus & Millichap Inc	33,634	968,996
Maui Land & Pineapple Co Inc (b)	9,459	150,209
New Concept Energy Inc (b)	3,147	2,863
Newmark Group Inc Class A	194,406	2,140,410
Offerpad Solutions Inc Class A (b)(c)	11,455	11,113
Opendoor Technologies Inc Class A (b)(c)	892,352	581,992
RE/MAX Holdings Inc Class A (b)	26,279	198,406
Redfin Corp (b)	174,299	1,741,247
RMR Group Inc/The Class A	24,261	366,341
Safe & Green Development Corp (c)	2,068	2,254
Seaport Entertainment Group Inc	11,678	228,188
Seritage Growth Properties Class A (b)	46,123	130,067
St Joe Co/The	53,793	2,405,085
Star Holdings (b)	15,549	98,425
Stratus Properties Inc (b)	9,227	167,470
Tejon Ranch Co (b)	33,465	558,531
Transcontinental Realty Investors Inc (b)	1,572	61,827
Zillow Group Inc Class A (b)	76,778	5,080,400
Zillow Group Inc Class C (b)	225,120	15,107,803
		154,372,668
Residential REITs - 0.3%
American Homes 4 Rent Class A	447,166	16,925,233
Apartment Investment and Management Co Class A	180,293	1,438,738
AvalonBay Communities Inc	200,170	41,389,151
Bluerock Homes Trust Inc Class A	5,223	53,901
BRT Apartments Corp	15,457	243,602
Camden Property Trust	150,303	17,659,099
Centerspace	23,785	1,516,294
Clipper Realty Inc	20,585	78,223
Elme Communities	124,793	2,004,176
Equity LifeStyle Properties Inc	269,240	17,115,587
Equity Residential	481,713	33,787,350
Essex Property Trust Inc	90,529	25,701,183
Independence Realty Trust Inc	325,227	6,045,970
Invitation Homes Inc	802,860	27,056,382
Mid-America Apartment Communities Inc	164,735	25,805,738
NexPoint Residential Trust Inc	31,353	1,066,002
Sun Communities Inc	168,696	20,823,834
UDR Inc	424,377	17,581,939
UMH Properties Inc	105,506	1,771,446
Veris Residential Inc	113,411	1,723,847
		259,787,695
Retail REITs - 0.3%
Acadia Realty Trust	169,387	3,262,394
Agree Realty Corp (c)	150,950	11,366,535
Alexander's Inc	2,972	669,265
Brixmor Property Group Inc	431,409	10,962,103
CBL & Associates Properties Inc	20,256	510,654
Curbline Properties Corp	133,490	3,028,888
Federal Realty Investment Trust	108,777	10,386,028
FrontView REIT Inc	20,067	230,971
Getty Realty Corp	73,017	2,136,477
InvenTrust Properties Corp	110,127	3,093,467
Kimco Realty Corp	957,509	20,356,641
Kite Realty Group Trust	310,259	6,862,929
Macerich Co/The	350,339	5,668,485
NETSTREIT Corp	114,516	1,843,708
NNN REIT Inc	264,988	11,065,899
Phillips Edison & Co Inc	177,122	6,280,746
Realty Income Corp	1,233,557	69,843,997
Regency Centers Corp	230,266	16,613,692
Saul Centers Inc	18,265	615,165
Simon Property Group Inc	431,812	70,415,583
SITE Centers Corp	68,774	819,786
Tanger Inc	156,226	4,655,535
Urban Edge Properties	176,560	3,206,330
Whitestone REIT	62,503	770,037
		264,665,315
Specialized REITs - 0.9%
American Tower Corp	657,903	141,218,880
Crown Castle Inc	611,965	61,410,688
CubeSmart	319,001	13,640,483
Digital Realty Trust Inc	445,541	76,419,192
EPR Properties	107,209	5,970,469
Equinix Inc	137,030	121,795,005
Extra Space Storage Inc	298,659	45,142,308
Farmland Partners Inc	61,186	692,626
Four Corners Property Trust Inc	142,457	3,933,238
Gaming and Leisure Properties Inc	387,192	18,081,866
Gladstone Land Corp	48,335	477,791
Global Self Storage Inc	16,417	94,562
Iron Mountain Inc	413,564	40,822,902
Lamar Advertising Co Class A	123,835	14,927,071
Millrose Properties Inc Class A	169,438	4,722,237
National Storage Affiliates Trust	99,246	3,414,062
Outfront Media Inc	194,295	3,209,753
PotlatchDeltic Corp	101,464	3,991,594
Public Storage Operating Co	222,006	68,468,870
Rayonier Inc	198,968	4,715,542
Safehold Inc	65,150	981,811
SBA Communications Corp Class A	151,352	35,097,015
Uniti Group Inc	344,314	1,480,550
VICI Properties Inc	1,486,363	47,132,571
Weyerhaeuser Co	1,022,275	26,487,145
		744,328,231
TOTAL REAL ESTATE		2,038,995,573

Utilities - 2.4%
Electric Utilities - 1.5%
ALLETE Inc	81,538	5,303,232
Alliant Energy Corp	361,087	22,470,444
American Electric Power Co Inc	750,754	77,695,531
Constellation Energy Corp	440,440	134,840,706
Duke Energy Corp	1,092,675	128,629,701
Edison International	545,351	30,348,783
Entergy Corp	603,577	50,265,893
Evergy Inc	323,511	21,484,366
Eversource Energy	516,579	33,479,485
Exelon Corp	1,415,470	62,025,895
FirstEnergy Corp	722,358	30,295,695
Genie Energy Ltd Class B	29,383	621,156
Hawaiian Electric Industries Inc (b)	242,585	2,590,807
IDACORP Inc (c)	75,029	8,924,700
MGE Energy Inc	51,129	4,617,971
NextEra Energy Inc	2,895,251	204,520,531
NRG Energy Inc	285,148	44,454,573
OGE Energy Corp	282,869	12,579,184
Oklo Inc Class A (b)(c)	101,415	5,346,599
Otter Tail Corp (c)	58,993	4,553,080
PG&E Corp	3,088,134	52,127,702
Pinnacle West Capital Corp	159,976	14,594,610
Portland General Electric Co	154,258	6,540,539
PPL Corp	1,039,444	36,120,679
Southern Co/The	1,542,805	138,852,450
TXNM Energy Inc	126,869	7,192,204
Xcel Energy Inc	808,507	56,676,341
		1,197,152,857
Gas Utilities - 0.1%
Atmos Energy Corp	223,420	34,558,606
Chesapeake Utilities Corp	32,181	3,932,196
MDU Resources Group Inc	287,238	4,937,621
National Fuel Gas Co	127,430	10,518,072
New Jersey Resources Corp	141,459	6,491,554
Northwest Natural Holding Co	56,654	2,321,114
ONE Gas Inc	79,874	5,971,380
RGC Resources Inc	11,693	240,291
Southwest Gas Holdings Inc	84,913	6,099,301
Spire Inc	82,352	6,199,459
UGI Corp	302,357	10,902,993
		92,172,587
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,001,396	10,104,086
Clearway Energy Inc Class A	73,092	2,108,704
Clearway Energy Inc Class C	94,472	2,906,904
Montauk Renewables Inc (b)	90,517	166,551
Ormat Technologies Inc (c)	80,891	6,012,628
Spruce Power Holding Corp Class A (b)	21,822	43,208
Sunnova Energy International Inc (b)(c)	149,407	32,480
Talen Energy Corp (b)	64,667	15,775,515
Vistra Corp	478,946	76,904,359
		114,054,435
Multi-Utilities - 0.6%
Ameren Corp	379,935	36,808,103
Avista Corp	111,939	4,310,771
Black Hills Corp	101,103	5,911,492
CenterPoint Energy Inc	917,197	34,156,416
CMS Energy Corp	420,582	29,537,474
Consolidated Edison Inc	487,947	50,985,582
Dominion Energy Inc	1,182,996	67,040,383
DTE Energy Co	291,669	39,856,569
NiSource Inc	660,853	26,130,128
Northwestern Energy Group Inc	86,768	4,800,873
Public Service Enterprise Group Inc	701,363	56,831,444
Sempra	891,689	70,077,839
Unitil Corp	22,352	1,225,560
WEC Energy Group Inc	447,166	48,043,515
		475,716,149
Water Utilities - 0.1%
American States Water Co	53,545	4,223,094
American Water Works Co Inc	274,429	39,235,115
Artesian Resources Corp Class A	13,184	454,716
Cadiz Inc (b)(c)	68,847	202,754
California Water Service Group	84,241	3,980,387
Consolidated Water Co Ltd	21,019	568,144
Essential Utilities Inc	356,204	13,724,541
Global Water Resources Inc	13,935	141,440
H2O America	42,556	2,233,339
Middlesex Water Co	25,292	1,465,671
Pure Cycle Corp (b)	33,715	358,053
York Water Co/The	19,605	640,299
		67,227,553
TOTAL UTILITIES		1,946,323,581

TOTAL UNITED STATES		79,676,073,131
TOTAL COMMON STOCKS (Cost $48,317,078,839)		80,326,019,912

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (d)	129	0
Hyperscale Data Inc Series F (d)	141	0
		0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d)	18,304	0
TOTAL UNITED STATES		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $871)		0

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (i) (Cost $9,402,044)	4.25	9,492,000	9,402,696

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	75,923,889	75,939,074
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	809,698,047	809,779,017
TOTAL MONEY MARKET FUNDS (Cost $885,718,091)			885,718,091

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $49,212,199,845)	81,221,140,699
NET OTHER ASSETS (LIABILITIES) - (1.0)% (g)	(807,325,192)
NET ASSETS - 100.0%	80,413,815,507

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	161	Jun 2025	16,649,815	699,212	699,212
CME E-Mini S&P 500 Index Contracts (United States)	383	Jun 2025	113,291,400	5,781,540	5,781,540
CME S&P 400 Midcap Index Contracts (United States)	28	Jun 2025	8,411,480	373,751	373,751

TOTAL FUTURES CONTRACTS					6,854,503
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,150,357 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Includes $4,367,225 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,402,699.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $19,256,811.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	42,318,219	804,733,717	771,112,862	637,899	-	-	75,939,074	75,923,889	0.1%
Fidelity Securities Lending Cash Central Fund	646,123,922	885,057,424	721,402,329	1,436,195	-	-	809,779,017	809,698,047	2.6%
Total	688,442,141	1,689,791,141	1,492,515,191	2,074,094	-	-	885,718,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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